UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
WASHINGTON, D.C. 20549

FORM N-PX

ANNUAL REPORT OF PROXY VOTING RECORDS OF REGISTRED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number:  811-21719

INVESTMENT MANAGERS SERIES TRUST
(Exact Name of Registrant as Specified in Charter)

803 West Michigan Street
Milwaukee, WI 53233
(Address of Principal Executive Offices, including Zip Code)

Constance Dye Shannon
UMB Fund Services, Inc.
803 West Michigan Street
Milwaukee, WI 53233
(Name and Address of Agent for Service)

Registrant's Telephone Number, Including Area Code: (414) 299-2295

Date of fiscal year end:	June 30

Date of reporting period:	June 30, 2010

Item 1.  Proxy Voting Record.

The Adviser of the Fund did not receive the related proxy statements for these matters because of a procedural error with a service provider.  As a result, the Fund's shares were not voted.

EPH China Fund

--------------------------------------------------------------------------------------------------------------------------
 AAC ACOUSTIC TECHNOLOGIES HLDGS INC                                                         Agenda Number:  702386079
--------------------------------------------------------------------------------------------------------------------------
    Security:  G2953L109                                                             Meeting Type:  AGM
      Ticker:                                                                        Meeting Date:  22-May-2010
        ISIN:  KYG2953L1095
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

CMMT   PLEASE NOTE THAT SHAREHOLDERS ARE ALLOWED TO              Non-Voting
       VOTE 'IN FAVOR' OR 'AGAINST' FOR ALL RESOLUTIONS.
       THANK YOU.

CMMT   PLEASE NOTE THAT THE COMPANY NOTICE IS AVAILABLE          Non-Voting
       BY CLICKING ON THE URL LINK: http://www.hkexnews.hk/listedco/listconews/sehk/20100421/LTN20100421221.pdf

1      Receive and consider the audited consolidated             Mgmt          No vote                        *
       financial statements and the    reports of
       the Directors and Auditor for the YE 31 DEC
       2009

2      Approve the final dividend for the YE 31 DEC              Mgmt          No vote                        *
       2009

3.a.i  Re-elect Mr. Benjamin Zhengmin Pan as an Executive        Mgmt          No vote                        *
       Director of the Company

3a.ii  Re-elect Poon Chung Yin Joseph as an Independent          Mgmt          No vote                        *
       Non-Executive Director

3aiii  Re-elect Dato Tan Bian Ee as an Independent               Mgmt          No vote                        *
       Non-Executive Director

3.b    Authorize the Board of Directors to fix the               Mgmt          No vote                        *
       remuneration of the Directors

4      Re-appoint the Auditor of the Company and authorize       Mgmt          No vote                        *
       the Board of Directors to fix its remuneration

5      Approve to grant a general unconditional mandate          Mgmt          No vote                        *
       to the Directors to allot,   issue and deal
       with additional shares in the Company

6      Approve to grant a general unconditional mandate          Mgmt          No vote                        *
       to the Directors to          repurchase shares
       in the Company

7      Approve to extend the general mandate granted             Mgmt          No vote                        *
       to the Directors to allot,      issue and deal
       with the Company's shares by the amount of
       shares repurchased

--------------------------------------------------------------------------------------------------------------------------
 AAC ACOUSTIC TECHNOLOGIES HLDGS INC                                                         Agenda Number:  702420047
--------------------------------------------------------------------------------------------------------------------------
    Security:  G2953L109                                                             Meeting Type:  AGM
      Ticker:                                                                        Meeting Date:  22-May-2010
        ISIN:  KYG2953L1095
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

CMMT   PLEASE NOTE THAT THIS IS AN AMENDMENT TO MEETING          Non-Voting
       ID 696643 DUE TO RECEIPT OF ADDITIONAL RESOLUTION.
       ALL VOTES RECEIVED ON THE PREVIOUS MEETING
       WILL BE DISREGARDED AND YOU WILL NEED TO REINSTRUCT
       ON THIS MEETING NOTICE. THANK YOU.

CMMT   PLEASE NOTE THAT THE COMPANY NOTICE IS AVAILABLE          Non-Voting
       BY CLICKING ON THE URL LINK:http://www.hkexnews.hk/listedco/listconews/sehk/20100421/LTN20100421221.pdf

CMMT   PLEASE NOTE THAT SHAREHOLDERS ARE ALLOWED TO              Non-Voting
       VOTE 'IN FAVOR' OR 'AGAINST' FOR ALL RESOLUTIONS.
       THANK YOU.

1      Receive the audited consolidated financial statements     Mgmt          No vote                        *
       and the reports of the Directors and Auditor
       for the YE 31 DEC 2009

2      Approve a final dividend for the YE 31 DEC 2009           Mgmt          No vote                        *

3.a.i  Re-elect Mr. Benjamin Zhengmin Pan as an Executive        Mgmt          No vote                        *
       Director of the Company [the Director]

3aii   Re-elect Mr. Poon Chung Yin Joseph as an Independent      Mgmt          No vote                        *
       Non-Executive Director

3aiii  Re-elect Dato' Tan Bian Ee as an Independent              Mgmt          No vote                        *
       Non-Executive Director

3.aiv  Re-elect Ms. Chang Carmen I-Hua as an Independent         Mgmt          No vote                        *
       Non-Executive Director

3.b    Authorize the Board of Directors to fix the               Mgmt          No vote                        *
       remuneration of the Directors

4      Re-appoint an Auditor of the Company and authorize        Mgmt          No vote                        *
       the Board of Directors to fix its remuneration

5      Grant a general unconditional mandate to the              Mgmt          No vote                        *
       Directors to allot, issue and deal with additional
       shares in the Company

6      Grant a general unconditional mandate to the              Mgmt          No vote                        *
       Directors to repurchase shares in the Company

7      Approve to extend the general mandate granted             Mgmt          No vote                        *
       to the Directors to allot, issue and deal with
       the Company's shares by the amount of shares
       repurchased

CMMT   PLEASE NOTE THAT THIS IS A REVISION DUE TO CHANGE         Non-Voting
       IN TEXT OF RESOLUTION. IF YOU HAVE ALREADY
       SENT IN YOUR VOTES, PLEASE DO NOT RETURN THIS
       PROXY FORM UNLESS YOU DECIDE TO AMEND YOUR
       ORIGINAL INSTRUCTIONS. THANK YOU.

--------------------------------------------------------------------------------------------------------------------------
 AJISEN (CHINA) HOLDINGS LTD                                                                 Agenda Number:  702404954
--------------------------------------------------------------------------------------------------------------------------
    Security:  G0192S109                                                             Meeting Type:  AGM
      Ticker:                                                                        Meeting Date:  03-Jun-2010
        ISIN:  KYG0192S1093
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

CMMT   PLEASE NOTE THAT SHAREHOLDERS ARE ALLOWED TO              Non-Voting
       VOTE 'IN FAVOR' OR 'AGAINST'     ONLY FOR ALL
       RESOLUTIONS. THANK YOU.

1      Receive and adopt the audited consolidated financial      Mgmt          No vote                        *
       statements of the        Company and the reports
       of the Directors and Auditors for the YE 31
       DEC 2009

2      Declare a final dividend and a special dividend           Mgmt          No vote                        *
       for the YE 31 DEC 2009

3.a.1  Re-election of Mr. Yin Yibing  as a  Director             Mgmt          No vote                        *
       of the Company

3.a.2  Re-election of Mr. Wong Hin Sun, Eugene as a              Mgmt          No vote                        *
       Director of the Company

3.a.3  Re-election of Mr. Jen Shek Voon as a Director            Mgmt          No vote                        *
       of the Company

3.b    Authorize the Board of Directors to fix the               Mgmt          No vote                        *
       remuneration of the Directors

4      Re-appointment of  Deloitte Touche Tohmatsu               Mgmt          No vote                        *
       as Auditors and authorize the     Board of
       Directors to fix their remuneration

5.a    Approve to give a general mandate to the Directors        Mgmt          No vote                        *
       to allot, issue and deal   with additional
       shares not exceeding 20% of the issued share
       capital of the   Company

5.b    Approve to give a general mandate to the Directors        Mgmt          No vote                        *
       to repurchase shares not   exceeding 10% of
       the issued share capital of the Company

5.c    Approve to extend the authority given to the              Mgmt          No vote                        *
       Directors pursuant to ordinary   resolution
       no. 5(A) to issue shares by adding to the issued
       share capital of  the Company the number of
       shares repurchased under ordinary resolution
       No.    5(B)

s.6    Approve the amendments to the Articles of Association     Mgmt          No vote                        *
       of the Company; and     adopt the amended and
       restated memorandum and Articles of Association
       of the  Company,  incorporating all of the
       proposed amendments under this resolution
       as the new memorandum and Articles of Association
       of the Company in           substitution for
       the existing memorandum and Articles of Association
       of the   Company

CMMT   PLEASE NOTE THAT THE COMPANY NOTICE IS AVAILABLE          Non-Voting
       BY CLICKING ON THE URL       LINK:http://www.hkexnews.hk/listedco/listconews/sehk/20100430/LTN20100430485.pdf

--------------------------------------------------------------------------------------------------------------------------
 AMVIG HOLDINGS LTD                                                                          Agenda Number:  702126776
--------------------------------------------------------------------------------------------------------------------------
    Security:  ADPV10225                                                             Meeting Type:  EGM
      Ticker:                                                                        Meeting Date:  19-Nov-2009
        ISIN:  KYG0420V1068
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

       PLEASE NOTE THAT SHAREHOLDERS ARE ALLOWED TO              Non-Voting
       VOTE 'IN FAVOR' OR 'AGAINST' FOR ALL RESOLUTIONS.
       THANK YOU.

1.     Approve and ratify, the sale and purchase agreement       Mgmt          No vote                        *
       dated 10 SEP 2009 [the Sale and Purchase Agreement]
       entered into between AMVIG Group Limited, a
       wholly-owned subsidiary of the Company [the
       Vendor], and Mr. Tsoi Tak [the Purchaser] in
       relation to, among other matters, (i) the proposed
       disposal [the Disposal] of the one issued share
       of USD 1.00 [the Sale Share] in the issued
       share capital of Brilliant Circle Holdings
       International Limited [the Sale Company], being
       the entire issued share capital of the Sale
       Company, and all debts owing or incurred by
       the Sale Company to the Vendor as at the date
       of completion of the Sale and Purchase Agreement
       [the Sale Loan]; and (ii) the proposed repurchase
       and cancellation [the Share Repurchase] of
       the 166,814,000 ordinary shares of HKD 0.01
       each [the Repurchase Shares] in the issued
       share capital of the Company by the Company
       from the Purchaser at the proposed repurchase
       price of HKD 7.0 per Repurchase Share, which
       constitutes an off-market share repurchase
       by the Company pursuant to Rule 2 of the Hong
       Kong Code on Share Repurchases, [as specified]
       and authorize the Directors [the Directors]
       of the Company to do all such acts and things
       and execute all such documents which they consider
       necessary, desirable or expedient for the implementation
       of and giving effect to the Sale and Purchase
       Agreement and the transactions contemplated
       thereunder; and approve the disposal and the
       transactions contemplated thereunder and authorize
       any Director to take all steps necessary, desirable
       or expedient in his opinion to implement or
       give effect to the Disposal and the transactions
       contemplated thereunder; and approve the Share
       Repurchase and the transactions contemplated
       thereunder and authorize any Director to take
       all steps necessary, desirable or expedient
       in his opinion to implement or give effect
       to the Share Repurchase and the transactions
       contemplated thereunder

2.     Approve, subject to the passing of the Resolution         Mgmt          No vote                        *
       1, the terms of the application for a waiver
       granted or to be granted by the Executive Director
       of the Corporate Finance Division of the Securities
       and Futures Commission to Amcor Limited, its
       associates and parties acting in concert with
       it [the Amcor Concert Group] pursuant to Note
       1 on the Dispensations from Rule 26 of the
       Code on Takeovers and Mergers of Hong Kong
       from an obligation to make a mandatory general
       offer for the shares of the Company not already
       owned by the Amcor Concert Group as a result
       of the Share Repurchase

       PLEASE NOTE THAT THIS IS A REVISION DUE TO RECEIPT        Non-Voting
       OF ACTUAL RECORD DATE. IF YOU HAVE ALREADY
       SENT IN YOUR VOTES, PLEASE DO NOT RETURN THIS
       PROXY FORM UNLESS YOU DECIDE TO AMEND YOUR
       ORIGINAL INSTRUCTIONS. THANK YOU.

--------------------------------------------------------------------------------------------------------------------------
 AMVIG HOLDINGS LTD                                                                          Agenda Number:  702196836
--------------------------------------------------------------------------------------------------------------------------
    Security:  ADPV10225                                                             Meeting Type:  EGM
      Ticker:                                                                        Meeting Date:  12-Feb-2010
        ISIN:  KYG0420V1068
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

-      PLEASE NOTE THAT SHAREHOLDERS ARE ALLOWED TO              Non-Voting
       VOTE 'IN FAVOR' OR 'AGAINST' FOR ALL RESOLUTIONS.
       THANK YOU.

1      Approve and ratify the Sale and Purchase Agreement        Mgmt          No vote                        *
       dated 22 DEC 2009  the "FP Agreement"  entered
       into between World Grand Holdings Limited
       "World Grand"  , a wholly-owned subsidiary
       of the Company, and Dragon Hill Group Limited
       "Dragon Hill"  in relation to the proposed
       acquisition by World Grand of the  45 ordinary
       shares of HKD 1.00 each in the issued share
       capital of Famous     Plus Group Limited from
       Dragon Hill at the consideration of RMB 670
       million   as specified  and the transactions
       contemplated thereunder; and authorize any
       1 or more Directors  the "Directors"  of the
       Company to do all such acts and  things and
       execute all such documents which they consider
       necessary,          desirable or expedient
       for the implementation of and giving effect
       to the FP  Agreement and the transactions contemplated
       thereunder

2      Approve and ratify the Sale and Purchase Agreement        Mgmt          No vote                        *
       dated 22 DEC 2009  the "BC Agreement"  entered
       into between AMVIG Group Limited  "AMVIG Group"
       , a       wholly-owned subsidiary of the Company,
       and Mr. Tsoi Tak  "Mr. Tsoi"  in      relation
       to, among other matters,  i  the proposed disposal
       the "Disposal"   of the one issued share of
       USD 1.00  the "BC Share"  in the issued share
       capital of Brilliant Circle Holdings International
       Limited  "Brilliant        Circle" , being
       the entire issued share capital of Brilliant
       Circle, and all  debts owing or incurred by
       Brilliant Circle to AMVIG Group as at the date
       of  completion of the BC Agreement  the "BC
       Loan" ; CONTD

-      CONTD and  ii  the proposed repurchase and cancellation   Non-Voting
       the "Share           Repurchase"  of the 166,814,000
       ordinary shares of HKD 0.01 each  the
       "Repurchase Shares"  in the issued share
       capital of the Company by the        Company
       from Mr. Tsoi at the proposed repurchase price
       of HKD 7.00 per        Repurchase Share, which
       constitutes an off-market share repurchase
       by the     Company pursuant to Rule 2 of the
       Hong Kong Code on Share Repurchases,  as
       specified  and authorize the Directors to
       do all such acts and things and     execute
       all such documents which they consider necessary,
       desirable or        expedient for the implementation
       of and giving effect to the BC Agreement and
       the transactions contemplated thereunder; CONTD

-      CONTD the Disposal and the transactions contemplated      Non-Voting
       thereunder and authorize any Director to take
       all steps necessary, desirable or expedient
       in his       opinion to implement or give effect
       to the Disposal and the transactions      contemplated
       thereunder; and the Share Repurchase and the
       transactions        contemplated thereunder
       and authorize any Director to take all steps
       necessary, desirable or expedient
       in his opinion to implement or give effect
       to the Share Repurchase and the transactions
       contemplated thereunder

3      Approve, subject to the passing of the Resolutions        Mgmt          No vote                        *
       numbered 1 and 2 above,    the terms of the
       application for a waiver granted or to be granted
       by the     Executive Director of the Corporate
       Finance Division of the Securities and    Futures
       Commission to Amcor Limited, its associates
       and parties acting in     concert with it
       the "Amcor Concert Group"  pursuant to Note
       1 on the         Dispensations from Rule 26
       of the Code on Takeovers and Mergers of Hong
       Kong  from an obligation to make a mandatory
       general offer for the shares of the    Company
       not already owned by the Amcor Concert Group
       as a result of the Share Repurchase

       PLEASE NOTE THAT THIS IS A REVISION DUE TO RECEIPT        Non-Voting
       OF ACTUAL RECORD DATE. IF YOU HAVE ALREADY
       SENT IN YOUR VOTES, PLEASE DO NOT RETURN THIS
       PROXY FORM UNLESS YOU DECIDE TO AMEND YOUR
       ORIGINAL INSTRUCTIONS. THANK YOU.

--------------------------------------------------------------------------------------------------------------------------
 AMVIG HOLDINGS LTD                                                                          Agenda Number:  702417216
--------------------------------------------------------------------------------------------------------------------------
    Security:  ADPV10225                                                             Meeting Type:  AGM
      Ticker:                                                                        Meeting Date:  09-Jun-2010
        ISIN:  KYG0420V1068
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

CMMT   PLEASE NOTE THAT THE COMPANY NOTICE IS AVAILABLE          Non-Voting
       BY CLICKING ON THE URL LINK:  http://www.hkexnews.hk/listedco/listconews/sehk/20100430/LTN20100430409.pdf

CMMT   PLEASE NOTE THAT SHAREHOLDERS ARE ALLOWED TO              Non-Voting
       VOTE 'IN FAVOR' OR 'AGAINST' FOR ALL RESOLUTIONS.
       THANK YOU.

1      Receive and approve the audited consolidated              Mgmt          No vote                        *
       financial statements and the     reports of
       the Directors and the Auditors for the YE 31
       DEC 2009

2      Approve the final dividend for the YE 31 DEC              Mgmt          No vote                        *
       2009 of HK  15.8 cents per share of HKD 0.01
       each in the capital of the Company

3.a    Re-elect Mr. Chan Chew Keak, Billy as Non-executive       Mgmt          No vote                        *
       Director

3.b    Re-elect Mr. Ge Su as Executive Director                  Mgmt          No vote                        *

3.c    Re-elect Mr. Tay Ah Kee, Keith as Independent             Mgmt          No vote                        *
       Non-executive Director

3.d    Re-elect Mr. Au Yeung Tin Wah, Ellis as Independent       Mgmt          No vote                        *
       Non-executive Director

3.e    Authorize the Board of Directors to fix the               Mgmt          No vote                        *
       Directors' remuneration

4      Re-appoint the Company's Auditors and authorize           Mgmt          No vote                        *
       the Board of Directors to fix their remuneration

5      Grant a general mandate to the Directors to               Mgmt          No vote                        *
       issue, allot and otherwise deal   with the
       Company's shares

6      Grant a general mandate to the Directors to               Mgmt          No vote                        *
       repurchase the Company's shares

7      Approve to add the nominal amount of the shares           Mgmt          No vote                        *
       repurchased by the Company to the mandate granted
       to the Directors under Resolution 5

--------------------------------------------------------------------------------------------------------------------------
 ANHUI TIANDA OIL PIPE COMPANY LTD, TIANCHANG CITY, ANHUI PROVINCE                           Agenda Number:  702374947
--------------------------------------------------------------------------------------------------------------------------
    Security:  Y013AA102                                                             Meeting Type:  AGM
      Ticker:                                                                        Meeting Date:  01-Jun-2010
        ISIN:  CNE1000001K7
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

cmmt   PLEASE NOTE THAT SHAREHOLDERS ARE ALLOWED TO              Non-Voting
       VOTE "IN FAVOR" OR "AGAINST" FOR ALL RESOLUTIONS.
       THANK YOU.

1      Approve the report of the Board of Directors              Mgmt          No vote                        *
       [the Board] of the Company for the YE 31 DEC
       2009

2      Approve the report of the Supervisors of the              Mgmt          No vote                        *
       Company for the YE 31 DEC 2009

3      Approve the audited consolidated financial statements     Mgmt          No vote                        *
       of the Company and its subsidiary for the YE
       31 DEC 2009

4      Approve the Company's profit distribution plan            Mgmt          No vote                        *
       for the YE 31 DEC 2009 and the declaration
       and payment of final dividend for the YE 31
       DEC 2009 in the amount and in the manner recommended
       by the Board

5      Authorize the Board to determine the remunerations        Mgmt          No vote                        *
       of the Directors and the Supervisors of the
       Company

6      Appointment of Ernst & Young Hua Ming and Ernst           Mgmt          No vote                        *
       & Young as the Company's domestic and international
       Auditors respectively for the YE 31 DEC 2010,
       and authorize Board to determine their remuneration

S.7    Authorize the Board and granted an unconditional          Mgmt          No vote                        *
       general mandate [General Mandate] to separately
       or concurrently allot, issue and deal with
       additional Domestic Shares and/or the H Shares
       and to make or grant offers, agreements and/or
       options in respect thereof, subject to the
       following conditions: the general mandate shall
       not extend beyond the relevant period save
       that the Board may during the relevant period
       make or grant offers, agreements and/or options
       which may require the exercise of such power
       after the end of the relevant period; 20% of
       the aggregate nominal amount of the Domestic
       Shares and 20% of the H Shares allotted and
       issued or agreed conditionally or unconditionally
       to be allotted and issued [whether pursuant
       to an option or otherwise] by the Board [otherwise
       than pursuant to any scrip dividend scheme
       [or similar arrangement providing for the allotment
       and issue of shares in lieu of the whole or
       part of a dividend], any share option scheme,
       a rights issue or any separate approval of
       the shareholders of the Company] the Board
       will only exercise its power under the General
       Mandate in accordance with the Company Law
       of the People's Republic of China and the Rules
       Governing the Listing of Securities on the
       Stock Exchange of Hong Kong Limited [as each
       of them may be amended from time to time] and
       only if all necessary approvals from the China
       Securities Regulatory Commission and/or other
       relevant government authorities in the People's
       Republic of China are obtained; [Authority
       expires the earlier of the conclusion of the
       next AGM of the Company or the expiry of the
       period within which the next AGM is required
       by the Articles of Association of the Company
       or any applicable Law to be held]; and authorize
       the Board to contingent on the Board resolving
       to exercise the general mandate and/or issue
       shares pursuant to paragraph (1) of this resolution;
       to approve, execute and do, or procure to be
       executed and done all such documents, deeds
       and matters which it may consider necessary
       in connection with the exercise of the general
       mandate and/or the issue of shares, including
       but not limited to the time, price, quantity
       and place for such issue, to make all necessary
       applications to the relevant authorities, and
       to enter into underwriting agreements or any
       other agreements; to determine the use of proceeds
       and to make all necessary filings and registration
       with the relevant authorities in the People's
       Republic of Chine, Hong Kong, and/or any other
       places and jurisdiction; to increase the registered
       capital of the Company and make all necessary
       amendments to the Articles of Association of
       the Company to reflect such increase and to
       register the increased capital with the relevant
       authorities in the people's Republic of China,
       Hong Kong and/or any other places and jurisdictions
       as so to reflect the new capital and/or share
       capital structure of the Company

--------------------------------------------------------------------------------------------------------------------------
 ANHUI TIANDA OIL PIPE COMPANY LTD, TIANCHANG CITY, ANHUI PROVINCE                           Agenda Number:  702402900
--------------------------------------------------------------------------------------------------------------------------
    Security:  Y013AA102                                                             Meeting Type:  CLS
      Ticker:                                                                        Meeting Date:  01-Jun-2010
        ISIN:  CNE1000001K7
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

       PLEASE NOTE THAT SHAREHOLDERS ARE ALLOWED TO              Non-Voting
       VOTE 'IN FAVOR' OR "AGAINST" FOR RESOLUTION
       1. THANK YOU.

-      PLEASE NOTE THAT THE COMPANY NOTICE IS AVAILABLE          Non-Voting
       BY CLICKING ON THE URL LINK: http://www.hkexnews.hk/listedco/listconews/sehk/20100414/LTN20100414021.pdf

S.1    Authorize the Board to grant an unconditional             Mgmt          No vote                        *
       General Mandate to allot, issue and deal with
       additional shares in the capital of the Company,
       whether Domestic shares or H shares, and to
       make or grant offers or agreements in respect
       thereof subject to the conditions as set specified
       in the Notice be approved

--------------------------------------------------------------------------------------------------------------------------
 ANTA SPORTS PRODS LTD                                                                       Agenda Number:  702294428
--------------------------------------------------------------------------------------------------------------------------
    Security:  G04011105                                                             Meeting Type:  AGM
      Ticker:                                                                        Meeting Date:  09-Apr-2010
        ISIN:  KYG040111059
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

       PLEASE NOTE THAT SHAREHOLDERS ARE ALLOWED TO              Non-Voting
       VOTE 'IN FAVOR' OR "AGAINST" ONLY FOR ALL RESOLUTIONS.
       THANK YOU.

1.     Receive and approve the audited consolidated              Mgmt          No vote                        *
       financial statements of the Company and its
       subsidiaries and the reports of the Directors
       and the Auditor of the Company for the YE 31
       DEC 2009

2.     Declare a final dividend in respect of the YE             Mgmt          No vote                        *
       31 DEC 2009

3.     Declare a special dividend in respect of the              Mgmt          No vote                        *
       YE 31 DEC 2009

4.     Re-elect Mr. Ding Shizhong as an Executive Director       Mgmt          No vote                        *
       of the Company

5.     Re-elect Mr. Zheng Jie as an Executive Director           Mgmt          No vote                        *
       of the Company

6.     Re-elect Mr. Dai Zhongchuan as an Independent             Mgmt          No vote                        *
       Non-Executive Director of the Company

7.     Authorize the Board of Directors of the Company           Mgmt          No vote                        *
       to fix the remuneration of the Company's Directors

8.     Re-appoint KPMG as the Company's Auditor and              Mgmt          No vote                        *
       authorize the Board of Directors of the Company
       to fix their remuneration

9.     Authorize the Directors of the Company, pursuant          Mgmt          No vote                        *
       to The Rules Governing the Listing of Securities
       on the Stock Exchange of Hong Kong Limited
       [the Listing Rules], to allot, issue and deal
       with the unissued shares [each, a Share] of
       HKD 0.10 each in the capital of the Company
       and make or grant offers, agreements and options
       during and after the relevant period, not exceeding
       the aggregate of 20% of the aggregate nominal
       amount of the share capital of the Company
       in issue as at the date of the passing of this
       resolution; and [if the Directors of the Company
       are so authorized by a separate ordinary resolution
       of the shareholders of the Company] the aggregate
       nominal value of any share capital of the Company
       repurchased by the Company subsequent to the
       passing of this resolution [up to a maximum
       equivalent to 10% of the aggregate nominal
       value of the share capital of the Company in
       issue as at the date of the passing of this
       resolution], otherwise than pursuant to: i)
       a rights issue [specified]; or ii) the exercise
       of any options granted under all Share Option
       Schemes of the Company adopted from time to
       time in accordance with the Listing Rules;
       or iii) any scrip dividend or similar arrangements
       providing for the allotment and issue of Shares
       in lieu of the whole or part of a dividend
       on Shares in accordance with the Articles of
       Association of the Company in force from time
       to time; or iv) any issue of Shares upon the
       exercise of rights of subscription or conversion
       under the terms of any warrants of the Company
       or any securities which are convertible into
       Shares; and [Authority expires the earlier
       of the conclusion of the next AGM of the Company
       or the expiration of the period within which
       the next AGM of the Company is required by
       the Articles of Association of the Company
       or the applicable laws of the Cayman Islands
       to be held]

10.    Authorize the Directors of the Company, to repurchase     Mgmt          No vote                        *
       [or agree to repurchase] shares [each, a Share]
       of HKD 0.10 each in the capital of the Company
       on the Stock Exchange, or any other Stock Exchange
       on which the Shares may be listed and recognized
       by the Securities and Futures Commission of
       Hong Kong and the Stock Exchange for such purpose,
       and otherwise in accordance with the rules
       and regulations of the Securities and Futures
       Commission of Hong Kong, the Stock Exchange,
       the Companies Law, Chapter 22 [Law 3 of 1961,
       as consolidated and revised] of the Cayman
       Islands and all other applicable Laws in this
       regard, the aggregate nominal amount of shares
       which may be repurchased or agreed to be repurchased
       by the Company pursuant to this resolution,
       during the relevant period, shall not exceed
       10% of the aggregate nominal value of the share
       capital of the Company as at the date of the
       passing of this resolution and the authority
       pursuant to this resolution shall be limited
       accordingly; and [Authority expires the earlier
       of the conclusion of the next AGM of the Company
       or the expiration of the period within which
       the next AGM of the Company is required by
       the Articles of Association of the Company
       or the applicable laws of the Cayman Islands
       to be held]

11.    Approve, conditional on the passing of Resolutions        Mgmt          No vote                        *
       9 and 10 above, the general mandate granted
       to the Directors of the Company pursuant to
       Resolution 9 above be extend by the addition
       to the aggregate nominal value of the shares
       which may be allotted or agreed conditionally
       or unconditionally to be allotted by the Directors
       of the Company pursuant to or in accordance
       with such general mandate of an amount representing
       the aggregate nominal value of the share capital
       of the Company repurchased or agreed to be
       repurchased by the Company pursuant to or in
       accordance with the authority granted under
       Resolution 10 above

12.    Approve to extend the term of the sportswear              Mgmt          No vote                        *
       sales agreement dated 31 DEC 2009 [the Sportswear
       Sales Agreement]; and the expected annual caps
       for the sale and purchase of ANTA products
       under the Sportswear Sales Agreement with [Guangzhou
       Anda Trading Development Co, Ltd.] in the amount
       of RMB 401.64 million [equivalent to approximately
       HKD 456.26 million], RMB 502.05 million [equivalent
       to approximately HKD 570.33 million] and RMB
       627.56 million [equivalent to approximately
       HKD 712.91 million] respectively for the 3
       YE 31 DEC 2010, 2011 and 2012

       PLEASE NOTE THAT THIS IS A REVISION DUE TO RECEIPT        Non-Voting
       OF ACTUAL RECORD DATE. IF YOU HAVE ALREADY
       SENT IN YOUR VOTES, PLEASE DO NOT RETURN THIS
       PROXY FORM UNLESS YOU DECIDE TO AMEND YOUR
       ORIGINAL INSTRUCTIONS. THANK YOU.

--------------------------------------------------------------------------------------------------------------------------
 BEIJING ENTERPRISES HLDGS LTD                                                               Agenda Number:  702423978
--------------------------------------------------------------------------------------------------------------------------
    Security:  Y07702122                                                             Meeting Type:  AGM
      Ticker:                                                                        Meeting Date:  10-Jun-2010
        ISIN:  HK0392044647
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

CMMT   PLEASE NOTE IN THE HONG KONG MARKET THAT A VOTE           Non-Voting
       OF "ABSTAIN" WILL BE TREATED  THE SAME AS A
       "TAKE NO ACTION" VOTE

CMMT   PLEASE NOTE THAT THE COMPANY NOTICE IS AVAILABLE          Non-Voting
       BY CLICKING ON THE URL LINK  http://www.hkexnews.hk/listedco/listconews/sehk/20100510/LTN20100510029.pdf

CMMT   PLEASE NOTE THAT THIS IS A REVISION DUE TO DELETION       Non-Voting
       OF COMMENT AND RECEIPT OF ACTUAL RECORD DATE.
       IF YOU HAVE ALREADY SENT IN YOUR VOTES, PLEASE
       DO NOT RETURN THIS PROXY FORM UNLESS YOU DECIDE
       TO AMEND YOUR ORIGINAL INSTRUCTIONS. THANK
       YOU.

1      Receive the audited consolidated financial statements     Mgmt          No vote                        *
       and reports of the      Directors and of the
       Auditors for the YE 31 DEC 2009

2      Declare a final dividend                                  Mgmt          No vote                        *

3.1    Re-elect Mr. Wang Dong as a Director                      Mgmt          No vote                        *

3.2    Re-elect Mr. Lei Zhengang as a Director                   Mgmt          No vote                        *

3.3    Re-elect Mr. Jiang Xinhao as a Director                   Mgmt          No vote                        *

3.4    Re-elect Mr. Tam Chun Fai as a Director                   Mgmt          No vote                        *

3.5    Re-elect Mr. Wu Jiesi as a Director.                      Mgmt          No vote                        *

3.6    Re-elect Mr. Lam Hoi Ham as a Director                    Mgmt          No vote                        *

3.7    Authorize the Board of Directors to fix Directors'        Mgmt          No vote                        *
       remuneration

4      Re-appoint Messrs. Ernst & Young as the Auditors          Mgmt          No vote                        *
       and to authorize the Board   of Directors to
       fix their remuneration

5      Authorize the Directors to purchase shares not            Mgmt          No vote                        *
       exceeding 10% of the existing  issued share
       capital of the Company on the date of this
       resolution

6      Authorize the Directors to issue, allot and               Mgmt          No vote                        *
       deal with additional shares not   exceeding
       20% of the existing issued share capital of
       the Company on the date of this resolution

7      Approve to extend the general mandate granted             Mgmt          No vote                        *
       to the Directors to issue       shares in the
       capital of the Company by the number of shares
       repurchased

--------------------------------------------------------------------------------------------------------------------------
 BOC HONG KONG HLDGS LTD                                                                     Agenda Number:  702408863
--------------------------------------------------------------------------------------------------------------------------
    Security:  Y0920U103                                                             Meeting Type:  AGM
      Ticker:                                                                        Meeting Date:  20-May-2010
        ISIN:  HK2388011192
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

CMMT   PLEASE NOTE THAT THE COMPANY NOTICE IS AVAILABLE          Non-Voting
       BY CLICKING ON THE URL LINK: http://www.hkexnews.hk/listedco/listconews/sehk/20100413/LTN20100413059.pdf

CMMT   PLEASE NOTE IN THE HONG KONG MARKET THAT A VOTE           Non-Voting
       OF "ABSTAIN" WILL BE TREATED  THE SAME AS A
       "TAKE NO ACTION" VOTE.

1      Receive the Audited statement of accounts and             Mgmt          No vote                        *
       the reports of the Directors    and the Auditors
       of the Company for the YE 31 DEC 2009

2      Declare a final dividend of HKD 0.57 per share            Mgmt          No vote                        *
       for the YE 31 DEC 2009

3a     Re-elect Mr. LI Lihui as a Director of the Company        Mgmt          No vote                        *

3b     Re-elect Mdm. Zhang Yanling as a Director of              Mgmt          No vote                        *
       the Company

3c     Re-elect Mr. GAO Yingxim as a Director of the             Mgmt          No vote                        *
       Company

3d     Re-elect Mr. Tung Chee Chen as a Director of              Mgmt          No vote                        *
       the Company

4      Re-appoint PricewaterhouseCoopers as the Auditors         Mgmt          No vote                        *
       of the Company and          authorize the Board
       of Directors or a duly authorize committee
       of the Board   to determine their remuneration

5      Approve to grant a general mandate to the Board           Mgmt          No vote                        *
       of Directors to allot, issue  and deal with
       additional shares in the Company, not exceeding
       20% or, in the  case of issue of shares solely
       for cash and unrelated to any asset
       acquisition, not exceeding 5% of the issued
       share capital of the Company as   at the date
       of passing this resolution

6      Approve to grant a general mandate to the Board           Mgmt          No vote                        *
       of Directors to repurchase    shares in the
       Company, not exceeding 10% of the issued share
       capital of the   Company as at the date of
       passing this resolution

7      Approve, conditional on the passing of Resolutions        Mgmt          No vote                        *
       5 and 6, to extend the     general mandate
       granted by Resolution 5 by adding thereto the
       shares          repurchased pursuant to the
       general mandate granted by Resolution 6

--------------------------------------------------------------------------------------------------------------------------
 CAFE DE CORAL HLDGS LTD                                                                     Agenda Number:  702053707
--------------------------------------------------------------------------------------------------------------------------
    Security:  G1744V103                                                             Meeting Type:  AGM
      Ticker:                                                                        Meeting Date:  15-Sep-2009
        ISIN:  BMG1744V1037
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

       PLEASE NOTE THAT THE SHAREHOLDERS ARE ALLOWED             Non-Voting
       TO VOTE 'IN FAVOR' OR 'AGAINST' FOR ALL RESOLUTIONS.
       THANK YOU.

1.     Receive and adopt the audited accounts and the            Mgmt          No vote                        *
       reports of the Directors and the Auditors for
       the YE 31 MAR 2009

2.     Declare a final dividend                                  Mgmt          No vote                        *

3.i    Re-elect Mr. Chan Yue Kwong, Michael as a Director        Mgmt          No vote                        *

3.ii   Re-elect Ms. Lo Pik Ling, Anita as a Director             Mgmt          No vote                        *

3.iii  Re-elect Mr. Lo Tak Shing, Peter as a Director            Mgmt          No vote                        *

3.iv   Re-elect Mr. Kwok Lam Kwong, Larry as a Director          Mgmt          No vote                        *

3.v    Re-elect Mr. Look Guy as a Director                       Mgmt          No vote                        *

3.vi   Authorize the Board of Directors to fix their             Mgmt          No vote                        *
       remuneration

4.     Re-appoint Messrs. PricewaterhouseCoopers as              Mgmt          No vote                        *
       the Auditors of the Company and authorize the
       Board of Directors to fix their remuneration

5.     Authorize the Directors of the Company, to allot,         Mgmt          No vote                        *
       issue and otherwise deal with additional shares
       in the capital of the Company and make or grant
       offers, agreements and options which might
       require the exercise of such powers during
       and after the relevant period, the aggregate
       nominal amount of share capital allotted or
       agreed conditionally or unconditionally to
       be allotted [whether pursuant to an option
       or otherwise] by the Directors of the Company
       pursuant to the approval in Paragraph [a],
       otherwise than pursuant to i] a Rights Issue;
       or ii] the exercise of rights of subscription
       or conversion under the terms of any warrant
       or other securities issued by the Company carrying
       a right to subscribe for shares of the Company;
       or iii] the exercise of subscription rights
       under any employee share option scheme; or
       iv] an issue of shares as scrip dividends pursuant
       to the Bye-laws of the Company from time to
       time, shall not exceed the aggregate of: i]
       10% of the aggregate nominal amount of the
       share capital of the Company in issue at the
       date of passing of this Resolution; and ii]
       [if the Directors of the Company are so authorized
       by a separate ordinary resolution of the shareholders
       of the Company] the nominal amount of any share
       capital of the Company repurchased by the Company
       subsequent to the passing of this Resolution
       [up to a maximum equivalent to 10% of the aggregate
       nominal amount of the share capital of the
       Company in issue at the date of passing of
       this Resolution], and the said approval shall
       be limited accordingly; [Authority expires
       the earlier of the conclusion of the next AGM
       or the expiration of the period within which
       the next AGM is required by the Bye-Laws of
       the Company or any applicable laws to be held]

6.     Authorize the Directors of the Company, during            Mgmt          No vote                        *
       the relevant period, to purchase its shares,
       subject to and in accordance with all applicable
       laws and requirements of the Rules Governing
       the Listing of Securities on The Stock Exchange
       of Hong Kong Limited, not exceeding 10% of
       the aggregate nominal amount of the shares
       of the Company in issue at the date of passing
       of this resolution

7.     Approve, conditional upon the passing of the              Mgmt          No vote                        *
       Resolutions 5 and 6, to extend the general
       mandate granted to the Directors of the Company
       [pursuant to Resolution 5 or otherwise] and
       for the time being in force to exercise the
       powers of the Company to allot shares by an
       amount representing the aggregate nominal amount
       of the share capital repurchased by the Company
       under the authority granted by the Resolution
       6

--------------------------------------------------------------------------------------------------------------------------
 CHAODA MODERN AGRICULTURE                                                                   Agenda Number:  702135802
--------------------------------------------------------------------------------------------------------------------------
    Security:  G2046Q107                                                             Meeting Type:  AGM
      Ticker:                                                                        Meeting Date:  27-Nov-2009
        ISIN:  KYG2046Q1073
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

       PLEASE NOTE THAT SHAREHOLDERS ARE ALLOWED TO              Non-Voting
       VOTE 'IN FAVOR' OR 'AGAINST' ONLY FOR ALL RESOLUTIONS.
       THANK YOU.

1.     Receive the audited financial statements, the             Mgmt          No vote                        *
       reports of the Directors and of the Auditors
       for the FYE 30 JUN 2009

2.     Approve the final dividend for the FYE 30 JUN             Mgmt          No vote                        *
       2008

3.A    Re-elect Mr. Kwok Ho as an Executive Director             Mgmt          No vote                        *
       of the Company

3.B    Re-elect Mr. Fung Chi Kin as an Independent               Mgmt          No vote                        *
       Non-Executive Director of the Company

3.C    Re-elect Mr. Tam Ching Ho as an Independent               Mgmt          No vote                        *
       Non-Executive Director of the Company

3.D    Authorize the Board of Directors of the Company           Mgmt          No vote                        *
       [the Directors] to fix the Directors' remuneration

4.     Re-appoint Grant Thornton as the Auditors of              Mgmt          No vote                        *
       the Company and authorize the Board of Directors
       to fix their remuneration

5.A    Authorize the Directors of the Company to purchase,       Mgmt          No vote                        *
       or otherwise acquire shares of HKD 0.10 each
       in the capital of the Company on The Stock
       Exchange of Hong Kong Limited [the Stock Exchange]
       or on any other stock exchange on which the
       shares of the Company may be listed and recognized
       by the Securities and Futures Commission of
       Hong Kong and the Stock Exchange for this purpose,
       subject to and in accordance with all applicable
       laws and requirements of the Rules Governing
       the Listing of Securities on the Stock Exchange
       [as amended from time to time], not exceeding
       10% of the aggregate nominal amount of the
       issued share capital of the Company; [Authority
       expires the earlier of the conclusion of the
       next AGM of the Company or the expiration of
       the period within which the next AGM of the
       Company is required by the Articles of Association
       of the Company or any applicable laws to be
       held]

5.B    Authorize the Directors of the Company to allot,          Mgmt          No vote                        *
       issue and deal with additional shares in the
       capital of the Company and make or grant offers,
       agreements, options [including bonds, warrants
       and debentures convertible into shares of the
       Company] and rights of exchange or conversion
       which might require the exercise of such powers
       during and after the end of the relevant period,
       shall not exceed 20% of the aggregate amount
       of share capital of the Company in issue as
       at the date of passing this resolution, and
       otherwise than pursuant to: a) a rights issue;
       or b) the exercise of options under any share
       option scheme or similar arrangement for the
       time being adopted for the grant or issue to
       option holders of shares in the Company; or
       c) an issue of shares in the Company upon the
       exercise of any rights or subscription or conversion
       attaching to any warrants, convertible bonds,
       debentures or notes issued by the Company;
       and/or d) any scrip dividend and/or other similar
       arrangement provided for the allotment of shares
       in lieu of the whole or part of a dividend
       on shares of the Company in accordance with
       the Articles of Association of the Company
       from time to time; [Authority expires the earlier
       of the conclusion of the next AGM of the Company
       or the expiration of the period within which
       the next AGM of the Company is required by
       the Articles of Association of the Company
       or any applicable laws to be held]

5.C    Approve, conditional upon the passing of Resolutions      Mgmt          No vote                        *
       5.A and 5.B, to extend the general mandate
       granted to the Directors of the Company to
       allot, issue and otherwise deal with the shares
       of the Company pursuant to Resolution 5.B by
       the addition thereto of an amount representing
       the aggregate nominal amount of the shares
       of the Company purchased or otherwise acquired
       by the Company pursuant to Resolution 5.A,
       provided that such amount does not exceed 10%
       of the aggregate nominal amount of the issued
       share capital of the Company at the date of
       passing this resolution

--------------------------------------------------------------------------------------------------------------------------
 CHINA CONSTRUCTION BANK CORPORATION                                                         Agenda Number:  702452462
--------------------------------------------------------------------------------------------------------------------------
    Security:  Y1397N101                                                             Meeting Type:  AGM
      Ticker:                                                                        Meeting Date:  24-Jun-2010
        ISIN:  CNE1000002H1
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

CMMT   PLEASE NOTE THAT THE COMPANY NOTICE IS AVAILABLE          Non-Voting
       BY CLICKING ON THE URL LINK: http://www.hkexnews.hk/listedco/listconews/sehk/20100507/LTN20100507925.pdf

1      Approve the 2009 report of Board of Directors             Mgmt          No vote                        *

2      Approve the 2009 report of Board of Supervisors           Mgmt          No vote                        *

3      Approve the 2009 final financial accounts                 Mgmt          No vote                        *

4      Approve the 2010 fixed assets investment budget           Mgmt          No vote                        *

5      Approve the profit distribution plan for 2009             Mgmt          No vote                        *

6      Approve the 2009 final emoluments distribution            Mgmt          No vote                        *
       plan for Directors and         Supervisors

7      Approve the appointment of Auditors for 2010              Mgmt          No vote                        *

S.8.1  Approve the proposed Rights Issue of A Shares             Mgmt          No vote                        *
       and H Shares: Type and nominal  value of Rights
       Shares

S.8.2  Approve the proposed Rights Issue of A Shares             Mgmt          No vote                        *
       and H Shares: Proportion and    number of Shares
       to be issued

S.8.3  Approve the proposed Rights Issue of A Shares             Mgmt          No vote                        *
       and H Shares: Subscription      Price of the
       Rights Issue

S.8.4  Approve the proposed Rights Issue of A Shares             Mgmt          No vote                        *
       and H Shares: Target            subscribers

S.8.5  Approve the proposed Rights Issue of A Shares             Mgmt          No vote                        *
       and H Shares: Use of Proceeds

S.8.6  Approve the proposed Rights Issue of A Shares             Mgmt          No vote                        *
       and H Shares: Arrangement for   the accumulated
       undistributed profits of the Bank prior to
       the Rights Issue

S.8.7  Approve the proposed Rights Issue of A Shares             Mgmt          No vote                        *
       and H Shares: Effective period  of the resolution

S.9    Approve the authorizations for the Rights Issue           Mgmt          No vote                        *
       of A shares and H shares

10     Approve the feasibility report on the proposed            Mgmt          No vote                        *
       use of proceeds raised from    the rights issue
       of A shares and H shares

11     Approve the report on the use of proceeds from            Mgmt          No vote                        *
       the previous A share issue

12     Approve the mid-term plan of capital management           Mgmt          No vote                        *

13.1   Election of Mr. Guo Shuqing to continue serving           Mgmt          No vote                        *
       as an Executive Director of   the Bank

13.2   Election of Mr. Zhang Jianguo to continue serving         Mgmt          No vote                        *
       as an Executive Director of the Bank

13.3   Election of Lord Peter Levene to continue serving         Mgmt          No vote                        *
       as an Independent           Non-Executive Director
       of the Bank

13.4   Election of Dame Jenny Shipley to continue serving        Mgmt          No vote                        *
       as an Independent          Non-Executive Director
       of the Bank

13.5   Election of Ms. Elaine La Roche to continue               Mgmt          No vote                        *
       serving as an Independent         Non-Executive
       Director of the Bank

13.6   Election of Mr. Wong Kai-Man to continue serving          Mgmt          No vote                        *
       as an Independent            Non-Executive
       Director of the Bank

13.7   Election of Ms. Sue Yang to serve as Non-Executive        Mgmt          No vote                        *
       Director of the Bank

13.8   Election of Mr. Yam Chi Kwong, Joseph to serve            Mgmt          No vote                        *
       as an Independent              Non-Executive
       Director of the Bank

13.9   Election of Mr. Zhao Xijun to serve as an Independent     Mgmt          No vote                        *
       Non-Executive Director  of the Bank

14.1   Election of Mr. Xie Duyang to continue serving            Mgmt          No vote                        *
       as shareholder representative  Supervisor of
       the Bank

14.2   Election of Ms. Liu Jin to continue serving               Mgmt          No vote                        *
       as shareholder representative     Supervisor
       of the Bank

14.3   Election of Mr. Guo Feng to continue serving              Mgmt          No vote                        *
       as External Supervisor of the    Bank

14.4   Election of Mr. Dai Deming to continue serving            Mgmt          No vote                        *
       as External Supervisor of the  Bank

14.5   Election of Mr. Song Fengming to serve as shareholder     Mgmt          No vote                        *
       representative          Supervisor of the Bank

--------------------------------------------------------------------------------------------------------------------------
 CHINA CONSTRUCTION BANK CORPORATION                                                         Agenda Number:  702453705
--------------------------------------------------------------------------------------------------------------------------
    Security:  Y1397N101                                                             Meeting Type:  CLS
      Ticker:                                                                        Meeting Date:  24-Jun-2010
        ISIN:  CNE1000002H1
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

       PLEASE NOTE THAT THE COMPANY NOTICE IS AVAILABLE          Non-Voting
       BY CLICKING ON THE URL LINK: http://www.hkexnews.hk/listedco/listconews/sehk/20100507/LTN20100507935.pdf

S.1.1  Approve the proposed Rights Issue of A shares             Mgmt          No vote                        *
       and H shares: type and nominal value of Rights
       Shares

S.1.2  Approve the proposed Rights Issue of A shares             Mgmt          No vote                        *
       and H shares: proportion and number of shares
       to be issued

S.1.3  Approve the proposed Rights Issue of A shares             Mgmt          No vote                        *
       and H shares: subscription price of the Rights
       Issue

S.1.4  Approve the proposed Rights Issue of A shares             Mgmt          No vote                        *
       and H shares: target subscribers

S.1.5  Approve the proposed Rights Issue of A shares             Mgmt          No vote                        *
       and H shares: use of proceeds

S.1.6  Approve the proposed Rights Issue of A shares             Mgmt          No vote                        *
       and H shares: arrangement for the accumulated
       undistributed profits of the Bank prior to
       the Rights Issue

S.1.7  Approve the proposed Rights Issue of A shares             Mgmt          No vote                        *
       and H shares: effective period of the resolution

--------------------------------------------------------------------------------------------------------------------------
 CHINA CONSTRUCTION BANK CORPORATION                                                         Agenda Number:  702497389
--------------------------------------------------------------------------------------------------------------------------
    Security:  Y1397N101                                                             Meeting Type:  AGM
      Ticker:                                                                        Meeting Date:  24-Jun-2010
        ISIN:  CNE1000002H1
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1.     Approve the 2009 report of Board of Directors             Mgmt          No vote                        *

2.     Approve the 2009 report of Board of Supervisors           Mgmt          No vote                        *

3.     Approve the 2009 final financial accounts                 Mgmt          No vote                        *

4.     Approve the 2010 fixed assets investment budget           Mgmt          No vote                        *

5.     Approve the profit distribution plan for 2009             Mgmt          No vote                        *

6.     Approve the 2009 final emoluments distribution            Mgmt          No vote                        *
       plan for Directors and Supervisors

7.     Approve the appointment of Auditors for 2010              Mgmt          No vote                        *

S.8.1  Approve the proposed Rights Issue of A Shares             Mgmt          No vote                        *
       and H Shares: Type and nominal value of Rights
       Shares

s.8.2  Approve the proposed Rights Issue of A Shares             Mgmt          No vote                        *
       and H Shares: Proportion and number of Shares
       to be issued

s.8.3  Approve the proposed Rights Issue of A Shares             Mgmt          No vote                        *
       and H Shares: Subscription Price of the Rights
       Issue

s.8.4  Approve the proposed Rights Issue of A Shares             Mgmt          No vote                        *
       and H Shares: Target subscribers

s.8.5  Approve the proposed Rights Issue of A Shares             Mgmt          No vote                        *
       and H Shares: Use of Proceeds

s.8.6  Approve the proposed Rights Issue of A Shares             Mgmt          No vote                        *
       and H Shares: Arrangement for the accumulated
       undistributed profits of the Bank prior to
       the Rights Issue

s.8.7  Approve the proposed Rights Issue of A Shares             Mgmt          No vote                        *
       and H Shares: Effective period of the resolution

s.9    Approve the authorizations for the Rights Issue           Mgmt          No vote                        *
       of A shares and H shares

10.    Approve the feasibility report on the proposed            Mgmt          No vote                        *
       use of proceeds raised from the rights issue
       of A shares and H shares

11.    Approve the report on the use of proceeds from            Mgmt          No vote                        *
       the previous A share issue

12.    Approve the mid-term plan of capital management           Mgmt          No vote                        *

13.1   Election of Mr. Guo Shuqing to continue serving           Mgmt          No vote                        *
       as an Executive Director of the Bank

13.2   Election of Mr. Zhang Jianguo to continue serving         Mgmt          No vote                        *
       as an Executive Director of the Bank

13.3   Election of Lord Peter Levene to continue serving         Mgmt          No vote                        *
       as an Independent Non-Executive Director of
       the Bank

13.4   Election of Dame Jenny Shipley to continue serving        Mgmt          No vote                        *
       as an Independent Non-Executive Director of
       the Bank

13.5   Election of Ms. Elaine La Roche to continue               Mgmt          No vote                        *
       serving as an Independent Non-Executive Director
       of the Bank

13.6   Election of Mr. Wong Kai-Man to continue serving          Mgmt          No vote                        *
       as an Independent Non-Executive Director of
       the Bank

13.7   Election of Ms. Sue Yang to serve as Non-Executive        Mgmt          No vote                        *
       Director of the Bank

13.8   Election of Mr. Yam Chi Kwong, Joseph to serve            Mgmt          No vote                        *
       as an Independent Non-Executive Director of
       the Bank

13.9   Election of Mr. Zhao Xijun to serve as an Independent     Mgmt          No vote                        *
       Non-Executive Director of the Bank

14.1   Election of Mr. Xie Duyang to continue serving            Mgmt          No vote                        *
       as shareholder representative Supervisor of
       the Bank

14.2   Election of Ms. Liu Jin to continue serving               Mgmt          No vote                        *
       as shareholder representative Supervisor of
       the Bank

14.3   Election of Mr. Guo Feng to continue serving              Mgmt          No vote                        *
       as External Supervisor of the Bank

14.4   Election of Mr. Dai Deming to continue serving            Mgmt          No vote                        *
       as External Supervisor of the Bank

14.5   Election of Mr. Song Fengming to serve as shareholder     Mgmt          No vote                        *
       representative Supervisor of the Bank

15.1   Election of Mr. Zhu xiaohuang as an Executive             Mgmt          No vote                        *
       Director of the bank

15.2   Election of Ms. Wang Shumin as an Non-Executive           Mgmt          No vote                        *
       Director of the bank

15.3   Election of Mr. Wang Yong as an Non-Executive             Mgmt          No vote                        *
       Director of the bank

15.4   Election of Ms. Li Xiaoling as an Non-Executive           Mgmt          No vote                        *
       Director of the bank

15.5   Election of Mr. Zhu Zhenmin as an Non-Executive           Mgmt          No vote                        *
       Director of the bank

15.6   Election of Mr. Lu Xiaoma as an Non-Executive             Mgmt          No vote                        *
       Director of the bank

15.7   Election of Ms. Chen Yuanling as an Non-Executive         Mgmt          No vote                        *
       Director of the bank

16.    Approve the adjustment of items of delegation             Mgmt          No vote                        *
       of authorities by the shareholders' general
       meeting

       PLEASE NOTE THAT THIS IS AN AMENDMENT TO MEETING          Non-Voting
       ID 680264 DUE TO ADDITION OF RESOLUTIONS. ALL
       VOTES RECEIVED ON THE PREVIOUS MEETING WILL
       BE DISREGARDED AND YOU WILL NEED TO REINSTRUCT
       ON THIS MEETING NOTICE. THANK YOU.

--------------------------------------------------------------------------------------------------------------------------
 CHINA EVERBRIGHT LTD                                                                        Agenda Number:  702391412
--------------------------------------------------------------------------------------------------------------------------
    Security:  Y1421G106                                                             Meeting Type:  AGM
      Ticker:                                                                        Meeting Date:  13-May-2010
        ISIN:  HK0165000859
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

CMMT   PLEASE NOTE IN THE HONG KONG MARKET THAT A VOTE           Non-Voting
       OF "ABSTAIN" WILL BE TREATED  THE SAME AS A
       "TAKE NO ACTION" VOTE.

1      Receive the audited financial statements, the             Mgmt          No vote                        *
       report of the Directors and     Independent
       Auditor's report of the Company for the YE
       31 DEC 2009

2      Declare a final dividend                                  Mgmt          No vote                        *

3.A    Re-elect Mr. Tang Chi Chun, Richard as a Director         Mgmt          No vote                        *

3.B    Re-elect Mr. Ng Ming Wah, Charles as a Director           Mgmt          No vote                        *

3.C    Authorize the Board to fix the remuneration               Mgmt          No vote                        *
       of Directors

4      Re-appoint the Auditors and authorize the Board           Mgmt          No vote                        *
       of Directors to fix the       remuneration
       of the Auditors

5      Approve the general mandate to issue shares               Mgmt          No vote                        *
       of the Company

6      Approve the general mandate to repurchase shares          Mgmt          No vote                        *

7      Approve the extension of the general mandate              Mgmt          No vote                        *
       to issue shares of the Company

S.8    Approve the amendments to the Articles of Association     Mgmt          No vote                        *
       of the Company

CMMT   PLEASE NOTE THAT THE COMPANY NOTICE IS AVAILABLE          Non-Voting
       BY CLICKING ON THE URL LINK: http://www.hkexnews.hk/listedco/listconews/sehk/20100412/LTN20100412446.pdf

--------------------------------------------------------------------------------------------------------------------------
 CHINA FORESTRY HOLDINGS CO LTD                                                              Agenda Number:  702407392
--------------------------------------------------------------------------------------------------------------------------
    Security:  G2113A100                                                             Meeting Type:  AGM
      Ticker:                                                                        Meeting Date:  03-Jun-2010
        ISIN:  KYG2113A1004
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

CMMT   PLEASE NOTE THAT THE COMPANY NOTICE IS AVAILABLE          Non-Voting
       BY CLICKING ON THE URL LINK: http://www.hkexnews.hk/listedco/listconews/sehk/20100430/LTN20100430055.pdf

CMMT   PLEASE NOTE THAT SHAREHOLDERS ARE ALLOWED TO              Non-Voting
       VOTE 'IN FAVOR' OR 'AGAINST'     ONLY FOR THE
       RESOLUTIONS. THANK YOU.

1      Adopt the audited financial statements of the             Mgmt          No vote                        *
       Company and its subsidiaries    for the YE
       31 DEC 2009, together with the reports of the
       Directors and the    Auditors of the Company
       thereon

2      Declare a final dividend of HKD 5.86%  equivalent         Mgmt          No vote                        *
       to RMB 5.19%  per share of  the Company for
       the YE 31 DEC 2009

3.a    Re-elect Mr. Li Kwok Cheong as an Executive               Mgmt          No vote                        *
       Director of the Company

3.b    Re-elect Mr. Li Han Chun as an Executive Director         Mgmt          No vote                        *

3.c    Re-elect Mr. Xiao Feng as a Non-Executive Director        Mgmt          No vote                        *

4      Authorize the Board of Directors to fix the               Mgmt          No vote                        *
       Directors' remuneration for the   year ending
       31 DEC 2010

5      Re-appoint KPMG as the Auditors of the Company            Mgmt          No vote                        *
       and authorize the Board to fix their remuneration

6      Approve to grant a general mandate to the Board           Mgmt          No vote                        *
       to allot, issue and deal with the Company's
       additional shares as specified in Resolution
       No. 6 of the       notice

7      Approve to grant a general mandate to the Board           Mgmt          No vote                        *
       to repurchase the Company's   shares as specified
       in Resolution No. 7 of the notice

8      Approve to extend the general mandate to the              Mgmt          No vote                        *
       Board to allot, issue and deal   with such
       number of additional shares as may be repurchased
       by the Company as specified in Resolution No.
       8 of the notice

--------------------------------------------------------------------------------------------------------------------------
 CHINA GREEN (HOLDINGS) LTD                                                                  Agenda Number:  702081908
--------------------------------------------------------------------------------------------------------------------------
    Security:  G2107G105                                                             Meeting Type:  AGM
      Ticker:                                                                        Meeting Date:  30-Sep-2009
        ISIN:  BMG2107G1050
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

       PLEASE NOTE THAT THE SHAREHOLDERS ARE ALLOWED             Non-Voting
       TO VOTE "IN FAVOR" OR "AGAINST" FOR ALL RESOLUTIONS.
       THANK YOU.

1.     Receive and approve the audited financial statements      Mgmt          No vote                        *
       and the reports of the Directors and the Independent
       Auditor of the Company and its subsidiaries
       for the YE 30 APR 2009

2.     Declare a final dividend for the YE 30 APR 2009           Mgmt          No vote                        *

3.a    Re-elect Mr. Sun Shao Feng as a Director                  Mgmt          No vote                        *

3.b    Re-elect Mr. Nie Xing as a Director                       Mgmt          No vote                        *

3.c    Re-elect Mr. Ip Siu Kay as a Director                     Mgmt          No vote                        *

3.d    Re-elect Mr. Huang Zhigang as a Director                  Mgmt          No vote                        *

3.e    Re-elect Mr. Zheng Baodong as a Director                  Mgmt          No vote                        *

3.f    Authorize the Directors to fix the remuneration           Mgmt          No vote                        *
       of the Directors

4.     Re-appoint CCIF CPA Limited as the Auditors               Mgmt          No vote                        *
       of the Company and authorize the Directors
       to fix their remuneration

5.     Authorize the Directors of the Company to allot,          Mgmt          No vote                        *
       issue and deal with additional shares of HKD
       0.10 each in the share capital of the Company
       [the Shares] and make or grant offers, agreements
       and options [including warrants, bonds and
       debentures convertible into shares] which would
       or might require the exercise of such powers,
       subject to and in accordance with all applicable
       laws, during and after the relevant period,
       not exceeding 20% of the aggregate nominal
       amount of the share capital of the Company
       in issue as at the date of the passing this
       resolution, otherwise than pursuant to: i)
       a rights issue [as specified]; or ii) the exercise
       of the conversion rights attaching to any convertible
       securities issued by the Company; or iii) the
       exercise of warrants to subscribe for shares;
       or iv) the exercise of options granted under
       any Share Option Scheme or similar arrangement
       for the time being adopted by the Company;
       or v) an issue of shares in lieu of the whole
       or part of a dividend on shares in accordance
       with the Bye-Laws of the Company; [Authority
       expires the earlier of the conclusion of the
       next AGM of the Company; the expiration of
       the period within which the next AGM is required
       by the Bye-laws of the Company or any applicable
       law of Bermuda to be held]

6.     Authorize the Directors of the Company to repurchase      Mgmt          No vote                        *
       the shares of the Company during the relevant
       period on The Stock Exchange of Hong Kong Limited
       [the Stock Exchange] or any other stock exchange
       on which the shares of the Company may be listed
       and recognized by the Securities and Futures
       Commission of Hong Kong and the Stock Exchange
       for this purpose, subject to and in accordance
       with all applicable laws and the requirements
       of the Rules Governing the Listing of Securities
       on the Stock Exchange or those of any other
       recognized Stock Exchange as amended from time
       to time, not exceeding 10% of the aggregate
       nominal amount of the share capital of the
       Company in issue as at the date of the passing
       of this resolution and the said approval shall
       be limited accordingly; [Authority expires
       the earlier of the conclusion of the next AGM
       of the Company; the expiration of the period
       within which the next AGM is required by the
       Bye-laws of the Company or any applicable law
       of Bermuda to be held]

7.     Approve to extend the general mandate granted             Mgmt          No vote                        *
       to the Directors of the Company, conditional
       upon passing Resolutions 5 and 6, to allot,
       issue and deal with additional shares and to
       make or grant offers, agreements and options
       which might require the exercise of such powers
       pursuant to Resolution 5 by the addition thereto
       of an amount representing the aggregate nominal
       amount of the share capital of the Company
       repurchased by the Company under the authority
       granted pursuant to Resolution 6, provided
       that such amount shall not exceed 10% of the
       aggregate nominal amount of the issued share
       capital of the Company as at the date of passing
       the resolution

       PLEASE NOTE THAT THIS IS A REVISION DUE TO RECEIPT        Non-Voting
       OF CONSERVATIVE CUT-OFF DATE. IF YOU HAVE ALREADY
       SENT IN YOUR VOTES, PLEASE DO NOT RETURN THIS
       PROXY FORM UNLESS YOU DECIDE TO AMEND YOUR
       ORIGINAL INSTRUCTIONS. THANK YOU.

--------------------------------------------------------------------------------------------------------------------------
 CHINA HIGH SPEED TRANSMISSION EQUIP GROUP CO LTD                                            Agenda Number:  702184920
--------------------------------------------------------------------------------------------------------------------------
    Security:  G2112D105                                                             Meeting Type:  EGM
      Ticker:                                                                        Meeting Date:  15-Jan-2010
        ISIN:  KYG2112D1051
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

-      PLEASE NOTE THAT SHAREHOLDERS ARE ALLOWED TO              Non-Voting
       VOTE 'IN FAVOR' OR 'AGAINST' FOR ALL RESOLUTIONS.
       THANK YOU.

1      Ratify and approve the Amended and Restated               Mgmt          No vote                        *
       Equity Swap dated 06 NOV 2009     entered into
       between the Company and Morgan Stanley & Co,
       International Plc   as specified , the terms
       thereof and the transactions contemplated there
       under in all respects and authorize any
       one Director of the Company,          generally
       and unconditionally, to do all such further
       acts and things and to  sign and execute all
       such other documents, instruments and agreements
       and to  take such steps which in the opinion
       of the director may be necessary,        appropriate,
       desirable or expedient to implement and/or
       give effect to the    terms of the Amended
       and Restated Equity Swap and the transactions
       contemplated thereunder

S.2    Approve the proposed potential off-market repurchase      Mgmt          No vote                        *
       by the Company of up to  12,612,707 ordinary
       shares of the Company as contemplated by the
       Amended and  Restated Equity Swap  "Share Repurchase"
       which represent up to approximately 1.01%
       of the existing issued share capital of the
       Company and authorize any   one Director of
       the Company to do all such further acts and
       things and to     sign and execute all such
       other documents, instruments and agreements
       and to  take such steps which in the opinion
       of the Director may be necessary,        appropriate,
       desirable or expedient to implement and/or
       give effect to the    Share Repurchase

       PLEASE NOTE THAT THIS IS A REVISION DUE TO RECEIPT        Non-Voting
       OF ACTUAL RECORD DATE. IF YOU HAVE ALREADY
       SENT IN YOUR VOTES, PLEASE DO NOT RETURN THIS
       PROXY FORM UNLESS YOU DECIDE TO AMEND YOUR
       ORIGINAL INSTRUCTIONS. THANK YOU.

--------------------------------------------------------------------------------------------------------------------------
 CHINA HIGH SPEED TRANSMISSION EQUIPMENT GROUP CO LTD                                        Agenda Number:  702431862
--------------------------------------------------------------------------------------------------------------------------
    Security:  G2112D105                                                             Meeting Type:  AGM
      Ticker:                                                                        Meeting Date:  18-Jun-2010
        ISIN:  KYG2112D1051
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

CMMT   PLEASE NOTE THAT SHAREHOLDERS ARE ALLOWED TO              Non-Voting
       VOTE 'IN FAVOR' OR 'AGAINST'     ONLY FOR ALL
       RESOLUTIONS. THANK YOU.

CMMT   PLEASE NOTE THAT THE COMPANY NOTICE IS AVAILABLE          Non-Voting
       BY CLICKING ON THE URL LINK:   http://www.hkexnews.hk/listedco/listconews/sehk/20100513/LTN20100513224.pdf

1      Approve the audited consolidation financial               Mgmt          No vote                        *
       statements and together with the  Directors'
       report and the independent Auditors' report
       of the Company for the YE 31 DEC 2009

2      Declare a final dividend in respect of the YE             Mgmt          No vote                        *
       31 DEC 2009

3.a    Re-elect Mr. Hu Yueming as an Executive Director          Mgmt          No vote                        *

3.b    Re-elect Mr. Chen Yongdao as an Executive Director        Mgmt          No vote                        *

3.c    Re-elect Mr. Lu Xun as an Executive Director              Mgmt          No vote                        *

3.d    Re-elect Mr. Jin Maoji as an Executive Director           Mgmt          No vote                        *

3.e    Authorize the Board of Directors of the Company           Mgmt          No vote                        *
       to fix the remuneration of    Directors

4      Re-appoint Deloitte Touche Tohmatsu as the Auditors       Mgmt          No vote                        *
       of the Company and        authorize the Board
       of Directors of the Company to fix their remuneration

5      Approve to grant a general mandate to the Directors       Mgmt          No vote                        *
       of the Company to allot,  issue and deal with
       the Company's share

6      Approve to grant a general mandate to the Directors       Mgmt          No vote                        *
       of the Company to         repurchase the Company's
       shares

7      Approve to extend the general mandate to issue            Mgmt          No vote                        *
       shares of the Company by       adding thereto
       the shares repurchased by the Company

--------------------------------------------------------------------------------------------------------------------------
 CHINA LILANG LTD                                                                            Agenda Number:  702349627
--------------------------------------------------------------------------------------------------------------------------
    Security:  G21141109                                                             Meeting Type:  AGM
      Ticker:                                                                        Meeting Date:  06-May-2010
        ISIN:  KYG211411098
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

-      PLEASE NOTE THAT SHAREHOLDERS ARE ALLOWED TO              Non-Voting
       VOTE 'IN FAVOR' OR 'AGAINST' FOR ALL THE RESOLUTIONS.
       THANK YOU.

1      Receive and approve the audited consolidated              Mgmt          No vote                        *
       financial statements of the      Company and
       its subsidiaries and the reports of the Directors
       (the Directors) and Auditors (the Auditors)
       of the Company for the YE 31 DEC 2009

2      Declare a final dividend for the YE 31 DEC 2009           Mgmt          No vote                        *

3.I    Re-elect Mr. Wang Cong Xing as an Executive               Mgmt          No vote                        *
       Director

3.II   Re-elect Mr. Hu Cheng Chu as an Executive Director        Mgmt          No vote                        *

3.III  Re-elect Mr. Wang Ru Ping as an Executive Director        Mgmt          No vote                        *

3.IV   Re-elect Mr. Chen Tien Tui as an Independent              Mgmt          No vote                        *
       Non-Executive Director

3.V    Authorize the Board (the Board) of Directors              Mgmt          No vote                        *
       to fix the remuneration of the   Directors

4      Re-appoint KPMG as the Auditors for the YE 31             Mgmt          No vote                        *
       DEC 2010 and authorize the      Board to fix
       their remuneration

5      Authorize the Directors of the Company, subject           Mgmt          No vote                        *
       to this resolution, pursuant  to the Rules
       Governing the Listing of Securities on The
       Stock Exchange of     Hong Kong Limited and
       all other applicable laws, during the Relevant
       Period   (as defined in Paragraph (d) below)
       of all the powers of the Company to       allot,
       issue and deal with additional shares (the
       shares) of HKD 0.10 each in the share capital
       of the Company, and to make or grant offers,
       agreements and options (including warrants,
       bonds and debentures convertible into Shares)
       which would or might require the exercise
       of such powers during and after the Relevant
       Period CONTD.

-      CONTD. the aggregate nominal amount of the share          Non-Voting
       capital of the Company       allotted and issued
       or agreed conditionally or unconditionally
       to be allotted and issued (whether pursuant
       to an option or otherwise) by the Directors
       pursuant to the approval in Paragraph
       (a) above, otherwise than pursuant to:  (i)
       a rights issue (as specified in Paragraph (d)
       below); (ii) the exercise   of options granted
       under the Pre-IPO Share Option Scheme, Share
       Option Scheme or similar arrangement adopted
       by the Company from time to time; (iii) any
       scrip dividend or similar arrangements providing
       for allotment and issue of   Shares in lieu
       of the whole or part of a dividend on Shares
       in accordance     with the Articles CONTD.

-      CONTD of Association (the Articles of Association)        Non-Voting
       of the Company and other   relevant regulations
       in force from time to time; or (iv) any issue
       of Shares  upon the exercise of rights of subscription
       or conversion under the terms of  any warrants
       of the Company or any securities which are
       convertible into      Shares; shall not exceed
       20% of the aggregate nominal amount of the
       share     capital of the Company in issue as
       at the date of the passing of this
       resolution, and the said approval shall be
       limited accordingly; and           Authority
       expires the earlier of the conclusion of the
       next AGM of the        Company or the expiration
       of the period within which the next AGM of
       the      Company is required by the Articles
       of Association or any applicable Law of   Cayman
       Islands to be held

6      Authorize the Directors of the Company, subject           Mgmt          No vote                        *
       to this resolution, during    the Relevant
       Period (as defined in Paragraph (c) below)
       of all the powers of  the Company to repurchase
       the shares (the shares) of HKD 0.10 each in
       the     share capital of the Company on The
       Stock Exchange of Hong Kong Limited (the  "Stock
       Exchange") or any other Stock Exchange on which
       Shares may be listed   and recognized by the
       Securities and Futures Commission of Hong Kong
       (the     "SFC") and the Stock Exchange for
       such purpose, and subject to and in
       accordance with the rules and regulations
       of the SFC, the Stock Exchange, the Companies
       Law, Chapter 22 (Law 3 of 1961, as consolidated
       and revised) of the Cayman Islands and all
       other applicable laws as amended from time
       to time in  this regard; (b) the aggregate
       CONTD.

-      CONTD. nominal amount of Shares which may be              Non-Voting
       repurchased or agreed to be      repurchased
       by the Company pursuant to the approval in
       Paragraph (a) above    during the Relevant
       Period shall not exceed 10% of the aggregate
       nominal      amount of the share capital of
       the Company in issue as at the date of the
       passing of this resolution, and the said
       approval shall be limited            accordingly;
       Authority expires the earlier of the conclusion
       of the next AGM of the Company or the expiration
       of the period within which the next annual
       general meeting of the Company is required
       by the articles of association of  the Company
       or any other applicable law of the Cayman Islands
       to be held

7      Approve, conditional upon Resolutions 5 and               Mgmt          No vote                        *
       6 above being passed, the         unconditional
       general mandate granted to the Directors (the
       "Directors") of   the Company to allot, issue
       and deal with additional shares of the Company
       pursuant to Resolution 5 above to extend
       by the addition thereto of an amount representing
       the aggregate nominal amount of the share capital
       of the Company repurchased by the Company under
       the authority granted pursuant to Resolution
       6 above, provided that such amount shall not
       exceed 10% of the aggregate      nominal amount
       of the issued share capital of the Company
       which may be        allotted and issued or
       agreed conditionally or unconditionally to
       be allotted and issued by the Directors pursuant
       to or in accordance with such general    mandate
       of an amount representing the aggregate nominal
       CONTD.

-      CONTD. amount of the share capital of the Company         Non-Voting
       repurchased by the Company  pursuant to or
       in accordance with the authority granted pursuant
       to           Resolution 6 above

--------------------------------------------------------------------------------------------------------------------------
 CHINA OILFIELD SVCS LTD                                                                     Agenda Number:  702444516
--------------------------------------------------------------------------------------------------------------------------
    Security:  Y15002101                                                             Meeting Type:  EGM
      Ticker:                                                                        Meeting Date:  28-Jun-2010
        ISIN:  CNE1000002P4
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

CMMT   PLEASE NOTE THAT THE COMPANY NOTICE IS AVAILABLE          Non-Voting
       BY CLICKING ON THE URL LINK:  http://www.hkexnews.hk/listedco/listconews/sehk/20100511/LTN20100511557.pdf

1      Approve the resolution on the Company's satisfaction      Mgmt          No vote                        *
       of the requirements in   relation to the A
       Share Issue by the Shareholders' in accordance
       with the     relevant provisions of laws and
       regulations including the Company Law of the
       PRC, the Securities Law of the PRC, the Administrative
       Rules Governing Issue  of Securities by Listed
       Companies, and after self inquiry conducted
       by the    Company, the Company is able to satisfy
       the requirements in relation to the A Share
       Issue

2      Approve the resolution on the feasibility study           Mgmt          No vote                        *
       report for the use of         proceeds from
       the A Share Issue of the Company

3      Approve the resolution on the report on the               Mgmt          No vote                        *
       use of proceeds from previous     fundraising
       activities of the Company

S.4a   Approve the each of the following items under             Mgmt          No vote                        *
       the resolution concerning the A Share Issue
       of the Company Share Type the A Shares to be
       issued under the A   Share Issue are the domestic-listed
       Renminbi denominated ordinary shares of   the
       Company

S.4b   Approve the each of the following items under             Mgmt          No vote                        *
       the resolution concerning the A Share Issue
       of the Company Nominal Value the A Shares to
       be issued under the  A Share Issue has a nominal
       value of RMB 1.00 each

S.4c   Approve the each of the following items under             Mgmt          No vote                        *
       the resolution concerning the A Share Issue
       of the Company offering Size: the A Shares
       to be issued under the A Share Issue will be
       no more than 500,000,000 the exact offering
       size will   be determined by the Board and
       the lead underwriter  the sponsor  through
       negotiations, subject to the level of subscriptions
       if any ex-right or        ex-dividend events,
       such as entitlement distribution, reserve capitalization
       or share placement, occur in the period between
       the date of the Board meeting  as defined below
       approving the A Share Issue and the date of
       A Share Issue, the respective maximum number
       of Shares to be issued under the A Share Issue
       will be subject to corresponding adjustment

S.4d   Approve the each of the following items under             Mgmt          No vote                        *
       the resolution concerning the A Share Issue
       of the Company Target Subscribers Natural persons,
       legal persons  and securities investment funds
       who maintain A share accounts with the
       Shanghai Stock Exchange, and other investors
       as approved by the CSRC  save    for those
       investors who are not permitted to subscribe
       for the A Shares by    law, regulation and/or
       policy of the PRC

S.4e   Approve the each of the following items under             Mgmt          No vote                        *
       the resolution concerning the A Share Issue
       of the Company pre-emptive rights of existing
       A Share             Shareholders A portion
       of the new A Shares  the proportion of which
       is to be  determined by the Board  as authorized
       by the Shareholders at the general     meeting
       and the lead underwriter  will first be offered
       to all existing A    Share Shareholders whose
       names appeared on the share register on the
       record   date on a pro-rata basis any new A
       Shares not subscribed by any existing A
       Share Shareholders may be allotted and issued
       to other potential investors.   In the event
       that any connected person of the Company subscribes
       for any new  A Shares under the A Share Issue,
       the Company shall comply with all relevant
       requirements under the Listing Rules under
       the A Share Issue, all target      subscribers
       are required to settle the subscription in
       cash

S.4f   Approve the each of the following items under             Mgmt          No vote                        *
       the resolution concerning the A Share Issue
       of the Company by the Shareholder Basis for
       determining the Issue Price the issue price
       will be no less than the lower of  i  the average
       trading price of the A Shares for the
       20 trading days prior to the date of    the
       publication of the offering documents, or
       ii  the average trading price  of the A Shares
       on the trading day preceding the date of the
       publication of   the offering documents

S.4g   Approve the each of the following items under             Mgmt          No vote                        *
       the resolution concerning the A Share Issue
       of the Company method of Issue: the A Share
       Issue will be         conducted via a public
       offer of new A Shares through online and offline
       offering  within the meaning of the relevant
       PRC laws and regulations ,       pursuant to
       which the new A Shares will be offering through
       the trading       system of the Shanghai Stock
       Exchange and through placement by the
       underwriter for the offering, respectively,
       to investors as approved by the   CSRC, or
       other method as approved by the CSRC, the A
       Share Issue to be        conducted in due course
       within six months upon approval by the CSRC

S.4h   Approve the each of the following items under             Mgmt          No vote                        *
       the resolution concerning the A Share Issue
       of the Company accumulated profit arrangement:
       upon the           completion of the A Share
       Issue, existing the old and new Shareholders
       will   share the undistributed profits accumulated
       prior to the A Share Issue

S.4i   Approve the each of the following items under             Mgmt          No vote                        *
       the resolution concerning the A Share Issue
       of the Company: Place of Listing the A Shares
       issued under the A  Share Issue will be traded
       on the Shanghai Stock Exchange

S.4j   Approve the each of the following items under             Mgmt          No vote                        *
       the resolution concerning the A Share Issue
       of the Company effectiveness of the Resolution
       approving the A    Share Issue the resolution
       will be effective within 12 months from the
       date   when it is approved at the EGM of the
       Company in addition to approval by this general
       meeting, this resolution is required to be
       submitted as special       resolution to the
       class meetings of Shareholders for consideration
       and        approval and the execution is subject
       to the approval of the CSRC, the plan   approved
       by the CSRC shall be final

S.4k   Approve the each of the following items under             Mgmt          No vote                        *
       the resolution concerning the A Share Issue
       of the Company use of Proceeds: it is intended
       to raise a gross   amount of no more than RMB
       7 billion  approximately HKD 8 billion   inclusive
       of issuing expenses  through the A Share Issue
       It is currently intended that  the proceeds
       raised from the A Share Issue will be used
       for the following     projects:  1  building
       of oilfield service vessel s   approximately
       RMB 2.56  billion  approximately HKD 2.9 billion
       ;  2  building of 200 feet jack-up    rig
       s   approximately RMB 1.93 billion  approximately
       HKD 2.2 billion  ;  3   building of deep-water
       AHTS vessel s   approximately RMB 1.03 billion
       approximately HKD 1.2 billion  ;  4
       building of twelve-streamer seismic      vessel
       s   approximately RMB 960 million  approximately
       HKD 1.1 billion  ;    CONT

CONT   CONTD  and  5  building of deep-water survey              Non-Voting
       vessel s   approximately RMB 520 million  approximately
       HKD 600 million   the Company may invest in
       the above  projects through utilizing its internal
       resources before the proceeds from    the A
       Share Issue is made available to the Company
       when the proceeds is       available, the Company
       is authorized to apply the proceeds to any
       payment due in relation to the above projects
       which is incurred before the completion of
       the A Share Issue in the event that the proceeds
       raised from the A Share      Issue is not sufficient
       for the purpose of the above projects, the
       Company    will utilize other funding sources
       to cover the shortfall upon CONT

CONT   CONT completion of any of the above projects,             Non-Voting
       the remaining proceeds raised   from the A
       Share Issue  together with interest accrued
       thereon , if any, will be applied in other
       projects aforesaid, as approved by the Board
       and          recommended by the independent
       Directors, the sponsor and the Supervisory
       Committee of the Company

S.5    Approve the resolution concerning the authorization       Mgmt          No vote                        *
       given to the Board for    handling all relevant
       matters regarding the A Share Issue in order
       to         effectively complete, in an orderly
       manner, the A Share Issue by the Company  in
       accordance with laws and regulations including
       the Company Law of the PRC  and the Securities
       Law of the PRC and the Articles of Association;
       a         authorize  Mr. Liu Jian and Mr.
       Li Yong as the Directors to handle all
       matters relating to the A Share Issue, including
       but not limited to making    specific determination
       on the timing of issue, CONTD

CONT   CONTD offering size, method of issue, pricing             Non-Voting
       method, issue price, target     subscribers,
       offering size and proportion to target subscribers,
       and offer to existing Shareholders and other
       matters relating to the A Share Issue;  b
       authorize  Mr. Liu Jian and Mr. Li Yong
       as the Directors to sign and execute  all application
       documents and other necessary documents and
       agreements        relating to the A Share Issue
       as required by the relevant Supervisory
       departments, stock exchange and approval
       authorities  c  Within the scope of  authorization
       by the general meeting and based on the actual
       circumstances;   authorize  Mr. Liu Jian and
       Mr. Li Yong as the Directors to adjust the
       arrangements for the specific projects
       which the proceeds of the A Share      Issue
       will be used for, including the amount of funds,
       time and method of     implementation of the
       projects and the priority of the projects CONTD

CONT   CONTD  d authorize  Mr. Liu Jian and Mr. Li               Non-Voting
       Yong, as the Directors to handle  such relevant
       matters as share registration and listing,
       to submit relevant   documents upon completion
       of the A Share Issue, to amend the Articles
       of      Association  being to amend  i  Article
       16 for the purpose of amending the    total
       issued ordinary shares of the Company and the
       shareholding percentage   of the promoter upon
       completion of the A Share Issue;  ii  Article
       17 for the purpose of amending the total number
       of A Shares issued by the Company upon   completion
       of the A Share Issue, the total number of A
       Shares held by the     CONTD

CONT   CONTD promoter and the A Share Shareholders               Non-Voting
       other than the promoter , and    the respective
       percentages of the promoter, the A Share Shareholders
       other   than the promoter  and the H Share
       Shareholders in the total issued ordinary
       shares of the Company; and  iii  Article 20
       for the purpose of amending the   total registered
       capital of the Company  upon completion of
       the A Share       Issue, and carry out relevant
       registration procedures regarding the change
       of the registered capital of the Company;
       e  authorize Mr. Liu Jian and Mr. Li  Yong
       as a Directors to handle all other relevant
       matters related to the A     Share Issue;
       f  the authorization as set forth above shall
       be effective for  12 months commencing from
       the date of approval of the resolutions at
       the EGM  of the Company

       PLEASE NOTE THAT THIS IS A REVISION DUE TO RECEIPT        Non-Voting
       OF CONSERVATIVE RECORD DATE. IF YOU HAVE ALREADY
       SENT IN YOUR VOTES, PLEASE DO NOT RETURN THIS
       PROXY FORM UNLESS YOU DECIDE TO AMEND YOUR
       ORIGINAL INSTRUCTIONS. THANK YOU.

--------------------------------------------------------------------------------------------------------------------------
 CHINA OILFIELD SVCS LTD                                                                     Agenda Number:  702450759
--------------------------------------------------------------------------------------------------------------------------
    Security:  Y15002101                                                             Meeting Type:  CLS
      Ticker:                                                                        Meeting Date:  28-Jun-2010
        ISIN:  CNE1000002P4
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

       PLEASE NOTE THAT THE COMPANY NOTICE IS AVAILABLE          Non-Voting
       BY CLICKING ON THE URL LINK: http://www.hkexnews.hk/listedco/listconews/sehk/20100511/LTN20100511559.pdf

S.1a   Approve to issue under the A Shares in the domestic-listedMgmt          No vote                        *
       Renminbi denominated ordinary shares of the
       Company

S.1b   Approve to issue under the A Share Issue has              Mgmt          No vote                        *
       a nominal value of RMB 1.00 each

S.1c   Approve to issue under the A Share Issue will             Mgmt          No vote                        *
       be no more than 500,000,000. The exact offering
       size will be determined by the Board and the
       lead underwriter [the sponsor] through negotiations,
       subject to the level of subscriptions If any
       ex-right or ex-dividend events, such as entitlement
       distribution, reserve capitalization or share
       placement, occur in the period between the
       date of the Board meeting [as defined below]
       approving the A Share Issue and the date of
       A Share Issue, the respective maximum number
       of Shares to be issued under the A Share Issue
       will be subject to corresponding adjustment

S.1d   Approve that natural persons, legal persons               Mgmt          No vote                        *
       and securities investment funds who maintain
       A share accounts with the Shanghai Stock Exchange
       and other investors as approved by the CSRC
       [save for those investors who are not permitted
       to subscribe for the A Shares by law, regulation
       and/or policy of the PRC]

S.1e   Approve that a portion of the new A Shares [the           Mgmt          No vote                        *
       proportion of which is to be determined by
       the Board [as authorized by the Shareholders
       at the general meeting] and the lead underwriter]
       will first be offered to all existing A Share
       Shareholders whose names appeared on the share
       register on the record date on a pro-rata basis.
       Any new A Shares not subscribed by any existing
       A Share Shareholders may be allotted and issued
       to other potential investors. In the event
       that any connected person of the Company subscribes
       for any new A Shares under the A Share Issue,
       the Company shall comply with all relevant
       requirements under the Listing Rules Under
       the A Share Issue, all target subscribers are
       required to settle the subscription in cash

S.1f   Approve that the issue price will be no less              Mgmt          No vote                        *
       than the lower of [i] the average trading price
       of the A Shares for the 20 trading days prior
       to the date of publication of the Offering
       Documents, or [ii] the average trading price
       of the A Shares on the trading day preceding
       the date of publication of the Offering Documents

S.1g   Approve that the A Share Issue will be conducted          Mgmt          No vote                        *
       via a public offer of new A Shares through
       online and offline offering [within the meaning
       of the relevant PRC laws and regulations],
       pursuant to which the new A Shares will be
       offering through the trading system of the
       Shanghai Stock Exchange and through placement
       by the underwriter for the offering, respectively,
       to investors as approved by the CSRC, or other
       method as approved by the CSRC; the A Share
       Issue, if approved by the CSRC, shall be conducted
       in due course within six months thereafter

S.1h   Approve that the issue upon the completion of             Mgmt          No vote                        *
       the A Share Issue, both the existing and new
       Shareholders will share the undistributed profits
       accumulated prior to the A Share Issue

S.1i   Approve that the A Shares issued under the A              Mgmt          No vote                        *
       Share Issue will be traded on the Shanghai
       Stock Exchange

S.1j   Approve that the resolution will be effective             Mgmt          No vote                        *
       within 12 months from the date when it is approved
       at the EGM of the Company; in addition to approval
       by this general meeting, this resolution is
       required to be submitted as special resolution
       to the class meetings of Shareholders for consideration
       and approval and the execution is subject to
       the approval of the CSRC; the plan approved
       by the CSRC shall be final

S.1k   Approve to raise a gross amount of no more than           Mgmt          No vote                        *
       RMB 7 billion [approximately HKD 8 billion]
       [inclusive of issuing expenses] through the
       A Share Issue. It is currently intended that
       the proceeds raised from the A Share Issue
       will be used for the following projects: [1]
       building of oilfield service vessel[s] [approximately
       RMB2.56 billion [approximately HKD 2.9 billion]];
       [2] building of 200 feet jack-up rig[s] [approximately
       RMB 1.93 billion [approximately HKD 2.2 billion]];
       [3] building of deep-water AHTS vessel[s] [approximately
       RMB 1.03 billion [approximately HKD 1.2 billion]];
       [4] building of twelve-streamer seismic vessel[s]
       [approximately RMB 960 million [approximately
       HKD 1.1 billion]; and [5] building of deep-water
       survey vessel[s] [approximately RMB520 million
       [approximately HKD 600 million]; the Company
       may invest in the above projects through utilizing
       its internal resources before the proceeds
       from the A Share Issue is made available to
       the Company. When the proceeds is available;
       authorize the Company to apply the proceeds
       to any injected capital in relation to the
       above projects which is incurred before the
       completion of the A Share Issue. 4 In the event
       that the proceeds raised from the A Share Issue
       is not sufficient for the purpose of the above
       projects, the Company will utilize other funding
       sources to cover the shortfall. Upon completion
       of any of the above projects, CONT  the remaining
       proceeds raised from the A Share Issue [together
       with interest accrued thereon], if any, will
       be applied in other projects aforesaid, as
       approved by the Board and recommended by the
       independent Directors, the sponsor and the
       supervisory committee of the Company

S.2    Authorize the Board for handling all relevant             Mgmt          No vote                        *
       matters regarding the A Share Issue be and
       is hereby approved; in order to effectively
       complete, in an orderly manner, the A Share
       Issue by the Company in accordance with laws
       and regulations including the Company Law of
       the PRC and the Securities Law of the PRC and
       the Articles of Association, the following
       be and are hereby approved; [a] authorize the
       Directors Mr. Liu Jian and Mr. Li Yong, both
       to handle all matters relating to the A Share
       Issue, including but not limited to making
       specific determination on the timing of issue,
       offering size, method of issue, pricing method,
       issue price, target subscribers, offering size
       and proportion to target subscribers, and offer
       to existing Shareholders and other matters
       relating to the A Share Issue; [b] authorize
       the Directors Mr. Liu Jian and Mr. Li Yong,
       both to sign and execute all application documents
       and other necessary documents and agreements
       relating to the A Share Issue as required by
       the relevant supervisory departments, stock
       exchange and approval authorities; [c] authorize
       the Directors and based on the actual circumstances,
       Mr. Liu Jian and Mr. Li Yong, both being Directors,
       to adjust the arrangements for the specific
       projects which the proceeds of the A Share
       Issue will be used for, including the amount
       of funds, time and method of implementation
       of the projects and the priority of the projects;
       [d] authorize the Directors Mr. Liu Jian and
       Mr. Li Yong, both to handle such relevant matters
       as share registration and listing, to submit
       relevant documents upon completion of the A
       Share Issue, to amend the Articles of Association
       [being to amend [i] Article 16 for the purpose
       of amending the total issued ordinary shares
       of the Company and the shareholding percentage
       of the promoter upon completion of the A Share
       Issue; [ii] Article 17 for the purpose of amending
       the total number of A Shares issued by the
       Company upon completion of the A Share Issue,
       the total number of A Shares held by the promoter
       and the A Share Shareholders [other than the
       promoter], and the respective percentages of
       the promoter, the A Share Shareholders [other
       than the promoter] and the H Share Shareholders
       in the total issued ordinary shares of the
       Company; and [iii] Article 20 for the purpose
       of amending the total registered capital of
       the Company] upon completion of the A Share
       Issue, and carry out relevant registration
       procedures regarding the change of the registered
       capital of the Company; [e] authorize the Directors
       Mr. Liu Jian and Mr. Li Yong, both to handle
       all other relevant matters related to the A
       Share Issue; [f] authorize to set forth above
       shall be effective for 12 months commencing
       from the date of approval of the resolutions
       at the EGM of the Company

--------------------------------------------------------------------------------------------------------------------------
 CHINA RES ENTERPRISE LTD                                                                    Agenda Number:  702154371
--------------------------------------------------------------------------------------------------------------------------
    Security:  Y15037107                                                             Meeting Type:  EGM
      Ticker:                                                                        Meeting Date:  27-Nov-2009
        ISIN:  HK0291001490
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

       PLEASE NOTE IN THE HONG KONG MARKET THAT A VOTE           Non-Voting
       OF "ABSTAIN" WILL BE TREATED THE SAME AS A
       "TAKE NO ACTION" VOTE.

1.     Approve and ratify the conditional asset swap             Mgmt          No vote                        *
       agreement dated 29 OCT 2009 entered into between
       the Company and China Resources [Holdings]
       Company Limited [CRH] in relation to the acquisitions
       of a hypermarket chain in China and a brewery
       in Shandong Province from, and the disposals
       of the Company's entire interest in its textile
       division and the minority investments in container
       terminal operations in Hong Kong and Yantian,
       Shenzhen to, CRH or its subsidiaries [the Asset
       Swap Agreement], as specified, and all the
       terms and conditions thereof and the transactions
       contemplated under the Asset Swap Agreement,
       and authorize any Executive Director of the
       Company to do such acts and execute such other
       documents with or without amendments and affix
       the common seal of the Company thereto [if
       required] as he may consider necessary, desirable
       or expedient and in the interest of the Company
       to carry out or give effect to or otherwise
       in connection with or in relation to the Asset
       Swap Agreement

--------------------------------------------------------------------------------------------------------------------------
 CHINA RESOURCES ENTERPRISE LTD                                                              Agenda Number:  702414183
--------------------------------------------------------------------------------------------------------------------------
    Security:  Y15037107                                                             Meeting Type:  AGM
      Ticker:                                                                        Meeting Date:  28-May-2010
        ISIN:  HK0291001490
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

CMMT   PLEASE NOTE THAT THE COMPANY NOTICE IS AVAILABLE          Non-Voting
       BY CLICKING ON THE URL LINK:  http://www.hkexnews.hk/listedco/listconews/sehk/20100420/LTN20100420397.pdf

1      Receive and consider the audited financial statements     Mgmt          No vote                        *
       and the Directors'      report and the Independent
       Auditor's report for the YE 31 DEC 2009

2      Declare a final dividend                                  Mgmt          No vote                        *

3.a    Re-election of Mr. Lai Ni Hium as Director                Mgmt          No vote                        *

3.b    Re-election of Mr. Houang Tai Ninh as Director            Mgmt          No vote                        *

3.c    Re-election of Dr. Li Ka Cheung, Eric as Director         Mgmt          No vote                        *

3.d    Re-election of Dr. Cheng Mo Chi as Director               Mgmt          No vote                        *

3.e    Re-election of Mr. Bernard Charnwut Chan as               Mgmt          No vote                        *
       Director

3.f    Re-election of Mr. Siu Kwing Chue, Gordon as              Mgmt          No vote                        *
       Director

3.g    Approve to fix the fees for all Directors                 Mgmt          No vote                        *

4      Re-appointment of Auditors and authorize the              Mgmt          No vote                        *
       Directors to fix their           remuneration

5      Approve to give a general mandate to the Directors        Mgmt          No vote                        *
       to repurchase shares of    the Company

6      Approve to give a general mandate to the Directors        Mgmt          No vote                        *
       to issue new shares of the Company

7      Approve to extend the general mandate to be               Mgmt          No vote                        *
       given to the Directors to issue   shares

       PLEASE NOTE IN THE HONG KONG MARKET THAT A VOTE           Non-Voting
       OF "ABSTAIN" WILL BE TREATED THE SAME AS A
       "TAKE NO ACTION" VOTE.

       PLEASE NOTE THAT THIS IS A REVISION DUE TO INSERTION      Non-Voting
       OF A COMMENT. IF YOU HAVE ALREADY SENT IN YOUR
       VOTES, PLEASE DO NOT RETURN THIS PROXY FORM
       UNLESS YOU DECIDE TO AMEND YOUR ORIGINAL INSTRUCTIONS.
       THANK YOU.

--------------------------------------------------------------------------------------------------------------------------
 CHINA SHANSHUI CEMENT GROUP LTD                                                             Agenda Number:  702061956
--------------------------------------------------------------------------------------------------------------------------
    Security:  G2116M101                                                             Meeting Type:  EGM
      Ticker:                                                                        Meeting Date:  02-Sep-2009
        ISIN:  KYG2116M1015
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

       PLEASE NOTE THAT SHAREHOLDERS ARE ALLOWED TO              Non-Voting
       VOTE 'IN FAVOR' OR 'AGAINST' ONLY FOR RESOLUTION
       '1'. THANK YOU.

S.1    Amend the Articles 13.1, 16.1, 16.2, 16.3, 16.6           Mgmt          No vote                        *
       16.18, 20.2, 20.4, 20.6, 20.7 and 20.8 of the
       Articles of Association of the Company; adopt
       the restated and amended Memorandum and the
       Articles of Association of the Company, consolidating
       all of the proposed amendments made in compliance
       with applicable Laws, as specified with immediate
       effect in replacement of the existing Memorandum
       and the Articles of Association of the Company;
       and authorize any Director of the Company to
       take such further actions as he/she may in
       his/her sole and absolute discretion thinks
       fit for and on behalf of the Company to implement
       the aforesaid amendments to the existing Articles
       of Association by the Company

--------------------------------------------------------------------------------------------------------------------------
 CHINA SHANSHUI CEMENT GROUP LTD                                                             Agenda Number:  702370925
--------------------------------------------------------------------------------------------------------------------------
    Security:  G2116M101                                                             Meeting Type:  AGM
      Ticker:                                                                        Meeting Date:  19-May-2010
        ISIN:  KYG2116M1015
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

       PLEASE NOTE THAT SHAREHOLDERS ARE ALLOWED TO              Non-Voting
       VOTE 'IN FAVOR' OR 'AGAINST' ONLY FOR ALL RESOLUTIONS
       NUMBERS. THANK YOU.

       PLEASE NOTE THAT IMPORTANT ADDITIONAL MEETING             Non-Voting
       INFORMATION IS AVAILABLE BY CLICKING ON THE
       MATERIAL URL LINK: http://www.hkexnews.hk/listedco/listconews/sehk/20100419/LTN20100419412.pdf

1.     To receive and adopt the audited consolidated             Mgmt          No vote                        *
       financial statements of the Company and its
       subsidiaries and the reports of the Directors
       and Auditors for the year ended 31 December
       2009

2.     To declare a final dividend for the year ended            Mgmt          No vote                        *
       31 December 2009

3.1    To re-elect Mr. Yu Yuchuan as a Director and              Mgmt          No vote                        *
       to authorize the Board of Directors of the
       Company to fix the Director's remuneration

3.2    To re-elect Mr. Homer Sun as a Director and               Mgmt          No vote                        *
       to authorize the Board of Directors of the
       Company to fix the Director's remuneration

3.3    To re-elect Mr. Sun Jianguo as a Director and             Mgmt          No vote                        *
       to authorize the Board of Directors of the
       Company to fix the Director's remuneration

4.     To re-appoint KPMG as the Auditors of the Company         Mgmt          No vote                        *
       and to authorize the Board of Directors to
       fix their remuneration

5.1    To grant a general and unconditional mandate              Mgmt          No vote                        *
       to the Board of Directors to issue shares of
       the Company

5.2    To grant a general and unconditional mandate              Mgmt          No vote                        *
       to the Board of Directors to repurchase the
       Company's shares

5.3    To the extension of the general mandate granted           Mgmt          No vote                        *
       to the Board of Directors pursuant to Resolution
       5.1 to cover the shares repurchased by the
       Company pursuant to Resolution 5.2

S.6.1  To amend the Articles of Association of the               Mgmt          No vote                        *
       Company (the "Articles") in relation to the
       appointment of new Directors by special resolution

S.6.2  To amend the Articles in relation to the maximum          Mgmt          No vote                        *
       and minimum number of Directors

S.6.3  To amend the Articles in relation to the establishment    Mgmt          No vote                        *
       of Executive Committee and Nomination Committee

S.6.4  To amend the Articles in relation to the term             Mgmt          No vote                        *
       of the Chairman and Vice-Chairman

S.6.5  To amend the Articles in relation to the Notice           Mgmt          No vote                        *
       of Board meeting

--------------------------------------------------------------------------------------------------------------------------
 CHINA SHENHUA ENERGY COMPANY LTD                                                            Agenda Number:  702412189
--------------------------------------------------------------------------------------------------------------------------
    Security:  Y1504C113                                                             Meeting Type:  AGM
      Ticker:                                                                        Meeting Date:  18-Jun-2010
        ISIN:  CNE1000002R0
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

CMMT   PLEASE NOTE THAT SHAREHOLDERS ARE ALLOWED TO              Non-Voting
       VOTE 'IN FAVOR' OR 'AGAINST' FOR ALL RESOLUTIONS.
       THANK YOU.

CMMT   PLEASE NOTE THAT IMPORTANT ADDITIONAL MEETING             Non-Voting
       INFORMATION IS AVAILABLE BY     CLICKING ON
       THE MATERIAL URL LINK:
       http://www.hkexnews.hk/listedco/listconews/sehk/20100429/LTN201004291685.pdf

1      Approve the report of the Board of Directors              Mgmt          No vote                        *
       of the Company for the YE 31 DEC 2009

2      Approve the report of the Board of supervisors            Mgmt          No vote                        *
       of the Company for the YE 31   DEC 2009

3      Approve the audited financial statements of               Mgmt          No vote                        *
       the Company for the YE 31 DEC     2009

4      Approve the Company's profit distribution plan            Mgmt          No vote                        *
       for the YE 31 DEC 2009, i.e.   final dividend
       for the YE 31 DEC 2009 in the amount of RMB
       0.53 per share     inclusive of tax  be declared
       and distributed, the aggregate amount of which
       is approximately RMB 10,541,000,000

5      Approve the remuneration of the Directors and             Mgmt          No vote                        *
       supervisors of the Company for  the YE 31 DEC
       2009, i.e. aggregate remuneration of the executive
       Directors is in the amount of RMB 902,336.78;
       aggregate remuneration of the non-executive
       Directors is in the amount of RMB 1,612,500,
       of which the aggregate           remuneration
       of the independent non-executive Directors
       is in the amount of   RMB 1,612,500, the non-executive
       Directors  other than the independent
       non-executive Directors  are remunerated
       by Shenhua Group Corporation Limited and are
       not remunerated by the Company in cash; remuneration
       of the           supervisors is in the amount
       of RMB 1,262,331.32

6      Re-appointment of KPMG Huazhen and KPMG as the            Mgmt          No vote                        *
       PRC and international Auditors respectively
       of the Company for 2010, the term of such re-appointment
       of      shall continue until the next AGM,
       and to authorise a committee comprising of
       Mr. Zhang Xiwu, Mr. Zhang Yuzhuo and Mr. Ling
       Wen, all being Directors of the Company, to
       determine their remuneration

7      Approve the revision of annual capital of continuing      Mgmt          No vote                        *
       connected transactions   carried out pursuant
       to the Transportation Service Framework Agreement
       dated  18 DEC 2009 entered into between the
       Company and Taiyuan Railway Bureau from  RMB
       2,600,000,000 to RMB 7,000,000,000 for the
       YE 31 DEC 2010

8      Approve the revision of annual capital of continuing      Mgmt          No vote                        *
       connected transactions   carried out pursuant
       to the Mutual Coal Supply Agreement dated 23
       MAR 2007    entered into between the Company
       and Shenhua Group Corporation Limited for
       the supply of coal by the Company and its
       subsidiaries  the Group  to Shenhua Group Corporation
       Limited and its subsidiaries  excluding the
       Group   the     Shenhua Group  from RMB 2,732,720,000
       to RMB 4,500,000,000 for the year       ending
       31 DEC 2010

9      Approve the Mutual Coal Supply Agreement dated            Mgmt          No vote                        *
       12 MAR 2010 entered into       between the
       Company and Shenhua Group Corporation Limited,
       the transactions   contemplated there under
       and the following proposed annual capitals;
       a       proposed annual capitals of RMB 6,600,000,000,
       RMB 7,000,000,000 and RMB      7,500,000,000
       for the three YE 31 DEC 2011, 31 DEC 2012 and
       31 DEC 2013,      respectively, for the supply
       of coal by the Group to the Shenhua Group;
       and   b  proposed annual capitals of RMB 11,000,000,000,
       RMB 13,000,000,000 and RMB 16,000,000,000 for
       the three YE 31 DEC 2011, 31 DEC 2012 and 31
       DEC 2013,     respectively, for the supply
       of coal by the Shenhua Group to the Group

10     Approve the Mutual Supplies and Services Agreement        Mgmt          No vote                        *
       dated 12 MAR 2010 entered  into between the
       Company and Shenhua Group Corporation Limited,
       the           transactions contemplated there
       under and the following proposed annual
       capitals:  a  proposed annual capitals of
       RMB 4,600,000,000, RMB              7,300,000,000
       and RMB 8,600,000,000 for the 3 YE 31 DEC 2011,
       31 DEC 2012 and 31 DEC 2013, respectively,
       for production supplies and ancillary services
       by  the Group to the Shenhua Group; and  b
       proposed annual capitals of RMB       5,500,000,000,
       RMB 6,000,000,000 and RMB 6,600,000,000 for
       the 3 YE 31 DEC    2011, 31 DEC 2012 and 31
       DEC 2013, respectively, for production supplies
       and  ancillary services by the Shenhua Group
       to the Group

11     Approve the Coal Supply Framework Agreement               Mgmt          No vote                        *
       dated 12 MAR 2010 entered into    between the
       Company and China Datang Corporation, the proposed
       annual         capitals thereto of RMB 4,300,000,000,
       RMB 4,600,000,000 and RMB              4,900,000,000
       for the 3 years ending 31 DEC 2011, 31 DEC
       2012 and 31 DEC      2013, respectively, and
       the transactions contemplated there under

12     Approve the Coal Supply Framework Agreement               Mgmt          No vote                        *
       dated 12 MAR 2010 entered into    between the
       Company and Tianjin Jinneng Investment Company,
       the proposed      annual capitals thereto of
       RMB 4,100,000,000, RMB 4,400,000,000 and RMB
       4,800,000,000 for the 3 YE 31 DEC 2011,
       31 DEC 2012 and 31 DEC 2013,          respectively,
       and the transactions contemplated there under

13     Approve the Coal Supply Framework Agreement               Mgmt          No vote                        *
       dated 12 MAR 2010 entered into    between the
       Company and Jiangsu Guoxin Asset Management
       Group Company         Limited, the proposed
       annual capitals thereto of RMB 3,500,000,000,
       RMB       3,800,000,000 and RMB 4,100,000,000
       for the three YE 31 DEC 2011, 31 DEC 2012 and
       31 DEC 2013, respectively, and the transactions
       contemplated there under

14     Approve the Transportation Service Framework              Mgmt          No vote                        *
       Agreement dated 12 MAR 2010      entered into
       between the Company and Taiyuan Railway Bureau,
       the proposed     annual capitals thereto of
       RMB 8,100,000,000, RMB 8,600,000,000 and RMB
       9,300,000,000 for the three years ending
       31 DEC 2011, 31 DEC 2012 and 31 DEC  2013,
       respectively, and the transactions contemplated
       there under

15     Approve the Coal Supply Framework Agreement               Mgmt          No vote                        *
       dated 12 MAR 2010 entered into    between the
       Company and Shaanxi Province Coal Transportation
       and Sales  Group  Co Ltd, the proposed annual
       capitals thereto of RMB 6,000,000,000, RMB
       6,400,000,000 and RMB 7,100,000,000 for
       the three years ending 31 DEC 2011,   31 DEC
       2012 and 31 DEC 2013, respectively, and the
       transactions contemplated  there under

16.1   Re-appointment of Dr. Zhang Xiwu as an executive          Mgmt          No vote                        *
       Director of the Company

16.2   Re-appointment of Dr. Zhang Yuzhuo as an executive        Mgmt          No vote                        *
       Director of the Company

16.3   Re-appointment of Dr. Ling Wen as an executive            Mgmt          No vote                        *
       Director of the Company

16.4   Re-appointment of Mr. Han Jianguo as a non-executive      Mgmt          No vote                        *
       Director of the Company

16.5   Appointment of Mr. Liu Benrun as a non-executive          Mgmt          No vote                        *
       Director of the Company

16.6   Appointment of Mr. Xie Songlin as a non-executive         Mgmt          No vote                        *
       Director of the Company

16.7   Re-appointment of Mr. Gong Huazhang as an independent     Mgmt          No vote                        *
       non-executive Director  of the Company

16.8   Appointment of Mr. Guo Peizhang as an independent         Mgmt          No vote                        *
       non-executive Director of   the Company

16.9   Appointment of Ms. Fan Hsu Lai Tai as an independent      Mgmt          No vote                        *
       non-executive Director   of the Company

17.1   Appointment of Mr. Sun Wenjian as a shareholders'         Mgmt          No vote                        *
       representative supervisor   of the Company

17.2   Appointment of Mr. Tang Ning as a shareholders            Mgmt          No vote                        *
       representative supervisor of   the Company

S.18   Approve a general mandate to the Board of Directors       Mgmt          No vote                        *
       to, by reference to       market conditions
       and in accordance with needs of the Company,
       to allot,      issue and deal with, either
       separately or concurrently, additional domestic
       shares  A shares  and overseas listed foreign
       invested shares  H shares  not  exceeding 20%
       of each of the number of domestic shares  A
       shares  and the     number of overseas-listed
       foreign invested shares  H shares  in issue
       at the  time of passing this resolution at
       AGM; pursuant to PRC laws and regulations,
       the Company will seek further approval from
       its shareholders in general       meeting for
       each issuance of domestic shares  A shares
       even where this       general mandate is approved;
       2  the Board of Directors be authorised to
       including but not limited to the following
       :-  i  formulate and implement     detailed
       CONTD

CONT   CONTD issuance plan, including but not limited            Non-Voting
       to the class of shares to be   issued, pricing
       mechanism and/or issuance price  including
       price range ,      number of shares to be issued,
       allottees and use of proceeds, time of
       issuance, period of issuance and whether
       to issue shares to existing          shareholders;
       ii  approve and execute, on behalf of the
       Company, agreements  related to share issuance,
       including but not limited to underwriting
       agreement and engagement agreements
       of professional advisers;  iii  approve   and
       execute, on behalf of the Company, documents
       related to share issuance    for submission
       to regulatory authorities, and to carry out
       approval           procedures required by regulatory
       authorities and venues in which the Company
       is listed;  iv  amend, as required by regulatory
       authorities within or        outside China,
       agreements and statutory CONTD

CONT   CONTD documents referred to in  ii  and  iii              Non-Voting
       above;  v  engage the services  of professional
       advisers for share issuance related matters,
       and to approve   and execute all acts, deeds,
       documents or other matters necessary,
       appropriate or required for share issuance;
       vi  increase the registered      capital of
       the Company after share issuance, and to make
       corresponding        amendments to the articles
       of association of the Company relating to share
       capital and shareholdings etc, and to carry
       out statutory registrations and   filings within
       and outside China;  Authority expires from
       the conclusion of   the AGM of the Company
       for 2010 the expiration of a period of 12 months
       following the passing of this special
       resolution at the AGM for 2009; or  c   the
       date on which the authority conferred by this
       special resolution CONTD

CONT   CONTD is revoked or varied by a special resolution        Non-Voting
       of shareholders at a       general meeting,
       except where the Board of Directors has resolved
       to issue    domestic shares  A shares  or overseas-listed
       foreign invested shares  H      shares  during
       the Relevant Period and the share issuance
       is to be continued  or implemented after the
       Relevant Period

S.19   Approve the following general mandate to repurchase       Mgmt          No vote                        *
       domestic shares  A shares  and overseas-listed
       foreign invested shares  H shares ;  1  approve
       a        general mandate to the Board of Directors
       to, by reference to market          conditions
       and in accordance with needs of the Company,
       to repurchase         domestic shares  A shares
       not exceeding 10% of the number of domestic
       shares  A shares  in issue at the time when
       this resolution is passed at AGM and the relevant
       resolutions are passed at class meetings of
       shareholders; pursuant   to PRC laws and regulations,
       and for repurchases of domestic shares  A shares
       , the Company will seek further approval from
       its shareholders in general     meeting for
       each repurchase of domestic shares  A shares
       even where the      general mandate is granted,
       but will not be required to seek shareholders'
       approval CONTD

CONT   CONTD at class meetings of domestic share  A              Non-Voting
       share  shareholders or           overseas-listed
       foreign invested share  H share  shareholders;
       2  approve a  general mandate to the Board
       of Directors to, by reference to market
       conditions and in accordance with needs
       of the Company, to repurchase         overseas-listed
       foreign invested shares  H shares  not exceeding
       10% of the   number of overseas-listed foreign
       invested shares  H shares  in issue at the
       time when this resolution is passed at AGM
       and the relevant resolutions are   passed at
       class meetings of shareholders;  3  the Board
       of Directors be       authorized to  including
       but not limited to the following :-  i  formulate
       and implement detailed repurchase plan,
       including but not limited to          repurchase
       price, number of shares to repurchase, time
       of repurchase and      period of repurchase
       etc;  ii  notify CONTD

CONT   CONTD creditors in accordance with the PRC Company        Non-Voting
       Law and articles of        association of the
       Company;  iii  open overseas share accounts
       and to carry   out related change of foreign
       exchange registration procedures;  iv  carry
       out relevant approval procedures required
       by regulatory authorities and       venues
       in which the Company is listed, and to carry
       out filings with the      China Securities
       Regulatory Commission;  v  carry out cancellation
       procedures for repurchased shares, decrease
       registered capital, and to make
       corresponding amendments to the articles
       of association of the Company        relating
       to share capital and shareholdings etc, and
       to carry out statutory   registrations and
       filings within and outside China;  vi  approve
       and execute, on behalf of the Company, documents
       and matters related to share repurchase;  The
       above CONTD

CONT   CONTD general mandate will expire on the earlier          Non-Voting
       of  Relevant Period :-  a    the conclusion
       of the AGM of the Company for 2010;  b  the
       expiration of a    period of twelve months
       following the passing of this special resolution
       at   the AGM for 2009, the first A shareholders'
       class meeting in 2010 and the     first H shareholders'
       class meeting in 2010; or  c  the date on which
       the     authority conferred by this special
       resolution is revoked or varied by a      special
       resolution of shareholders at a general meeting,
       or a special         resolution of shareholders
       at a class meeting of domestic share  A share
       shareholders or a class meeting of overseas-listed
       foreign invested share  H  share  shareholders,
       except where the Board of Directors CONTD

CONT   CONTD has resolved to repurchase domestic shares          Non-Voting
       A shares  or                overseas-listed
       foreign invested shares  H shares  during the
       Relevant Period and the share repurchase is
       to be continued or implemented after the relevant
       period

--------------------------------------------------------------------------------------------------------------------------
 CHINA SHENHUA ENERGY COMPANY LTD                                                            Agenda Number:  702413030
--------------------------------------------------------------------------------------------------------------------------
    Security:  Y1504C113                                                             Meeting Type:  CLS
      Ticker:                                                                        Meeting Date:  18-Jun-2010
        ISIN:  CNE1000002R0
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

       PLEASE NOTE THAT SHAREHOLDERS ARE ALLOWED TO              Non-Voting
       VOTE 'IN FAVOR' OR 'AGAINST' ONLY BELOW RESOLUTION.
       THANK YOU.

       PLEASE NOTE THAT THE COMPANY NOTICE IS AVAILABLE          Non-Voting
       BY CLICKING ON THE URL LINK: http://www.hkexnews.hk/listedco/listconews/sehk/20100429/LTN201004291691.pdf

S.1    Authorize the Board of Directors, to repurchase           Mgmt          No vote                        *
       domestic shares [A shares] and overseas-listed
       foreign invested shares [H shares]:- by reference
       to market conditions and in accordance with
       needs of the Company, to repurchase domestic
       shares [A shares] not exceeding 10% of the
       number of domestic shares [A shares] in issue
       at the time when this resolution is passed
       at AGM and the relevant resolutions are passed
       at class meetings of shareholders, pursuant
       to PRC laws and regulations, and for repurchases
       of domestic shares [A shares], the Company
       will seek further approval from its shareholders
       in general meeting for each repurchase of domestic
       shares [A shares] even where the general mandate
       is granted, but will not be required to seek
       shareholders' approval at class meetings of
       domestic share [A share] shareholders or overseas-listed
       foreign invested share [H share] shareholders;
       2] approve a general mandate to the Board of
       Directors to, by reference to market conditions
       and in accordance with needs of the Company,
       to repurchase overseas-listed foreign invested
       shares [H shares] not exceeding 10% of the
       number of overseas-listed foreign invested
       shares [H shares] in issue at the time when
       this resolution is passed at annual general
       meeting and the relevant resolutions are passed
       at class meetings of shareholders; 3] authorize
       the Board of Directors to [including but not
       limited to the following]: i) formulate and
       implement detailed repurchase plan, including
       but not limited to repurchase price, number
       of shares to repurchase, time of repurchase
       and period of repurchase etc; ii) notify creditors
       in accordance with the PRC Company Law and
       articles of association of the Company; iii)
       open overseas share accounts and to carry out
       related change of foreign exchange registration
       procedures; iv) carry out relevant approval
       procedures required by regulatory authorities
       and venues in which the Company is listed,
       and to carry out filings with the China Securities
       Regulatory Commission; v) carry out cancelation
       procedures for repurchased shares, decrease
       registered capital, and to make corresponding
       amendments to the articles of association of
       the Company relating to share capital and shareholdings
       etc, and to carry out statutory registrations
       and filings within and outside China; vi) approve
       and execute, on behalf of the Company, documents
       and matters related to share repurchase; [Authority
       expires at the earlier of the conclusion of
       the AGM of the Company for 2010; or the expiration
       of a period of 12 months following the passing
       of this special resolution at the AGM for 2009,
       the first A shareholders' class meeting in
       2010 and the first H shareholders' class meeting
       in 2010]; the date on which the authority conferred
       by this special resolution is revoked or varied
       by a special resolution of shareholders at
       a general meeting, or a special resolution
       of shareholders at a class meeting of domestic
       share [A share] shareholders or a class meeting
       of overseas-listed foreign invested share [H
       share] shareholders, except where the Board
       of Directors has resolved to repurchase domestic
       shares [A shares] or overseas-listed foreign
       invested shares [H shares] during the Relevant
       Period and the share repurchase is to be continued
       or implemented after the Relevant Period

--------------------------------------------------------------------------------------------------------------------------
 CHINA VANKE CO LTD                                                                          Agenda Number:  702080475
--------------------------------------------------------------------------------------------------------------------------
    Security:  Y77421108                                                             Meeting Type:  EGM
      Ticker:                                                                        Meeting Date:  15-Sep-2009
        ISIN:  CNE0000008Q1
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1.     Approve the Company's eligibility for an additional       Mgmt          No vote                        *
       A-share public offering

2.     Approve the Scheme of the Company's additional            Mgmt          No vote                        *
       A-share public offering

3.     Authorize the Board to handle matters in relation         Mgmt          No vote                        *
       to the additional A-share public offering

4.     Approve the feasibility report on the use of              Mgmt          No vote                        *
       funds to be raised from the Company's additional
       A-share public offering

5.     Approve the statement on the use of previously            Mgmt          No vote                        *
       raised funds

6.     Approve the establishment of the Audit Firm               Mgmt          No vote                        *
       Appointment System

--------------------------------------------------------------------------------------------------------------------------
 CHINA VANKE CO LTD                                                                          Agenda Number:  702270834
--------------------------------------------------------------------------------------------------------------------------
    Security:  Y77421108                                                             Meeting Type:  AGM
      Ticker:                                                                        Meeting Date:  23-Mar-2010
        ISIN:  CNE0000008Q1
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1      Approve the 2009 work report of the Board of              Mgmt          No vote                        *
       Directors

2      Approve the 2009 work report of the Independent           Mgmt          No vote                        *
       Directors

3      Approve the 2009 work report of the Supervisory           Mgmt          No vote                        *
       Committee

4      Approve the 2009 annual report and audited financial      Mgmt          No vote                        *
       report

5      Approve the 2009 profit distribution plan as              Mgmt          No vote                        *
       follows: cash dividend/10 shares (tax included):
       CNY 0.7000; bonus issue from profit (share/10
       shares): none;  and bonus issue from capital
       reserve (share/10 shares): none

6      Appointment of the 2010 Audit Firm                        Mgmt          No vote                        *

7      Re-elect the Supervisors                                  Mgmt          No vote                        *

8      Amend the Company's Articles of Association               Mgmt          No vote                        *

9      Approve the statement on the use of previously            Mgmt          No vote                        *
       raised funds

10     Approve the work report on involvement in Sichuan         Mgmt          No vote                        *
       reconstruction after the    disaster

--------------------------------------------------------------------------------------------------------------------------
 CHINA YURUN FOOD GROUP LTD                                                                  Agenda Number:  702392387
--------------------------------------------------------------------------------------------------------------------------
    Security:  G21159101                                                             Meeting Type:  AGM
      Ticker:                                                                        Meeting Date:  26-May-2010
        ISIN:  BMG211591018
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1      Receive the audited financial statements and              Mgmt          No vote                        *
       the reports of the Directors and Auditors of
       the Company for the YE 31 DEC 2009

2      Approve the final dividend of HKD 0.150 per               Mgmt          No vote                        *
       share in respect of the YE 31 DEC 2009

3      Re-elect Mr. Zhu Yiliang as an Executive Director         Mgmt          No vote                        *

4      Re-elect Mr. Ge Yuqi as an Executive Director             Mgmt          No vote                        *

5      Re-elect Mr. Yu Zhangli as an Executive Director          Mgmt          No vote                        *

6      Re-elect Mr. Jiao Shuge (alias Jiao Zhen) as              Mgmt          No vote                        *
       a Non-Executive Director

7      Authorize the Board of Directors to fix the               Mgmt          No vote                        *
       Director's remuneration

8      Re-appoint KPMG as auditors and authorize the             Mgmt          No vote                        *
       Board of Directors to fix their remuneration

9      Authorize the Board of Directors to repurchase            Mgmt          No vote                        *
       the shares of the Company not  exceeding 10%
       of the aggregate nominal amount of the issued
       share capital of  the Company at the date of
       passing of this resolution

10     Authorize the Board of Directors to allot, issue          Mgmt          No vote                        *
       and deal with un-issued      shares in the
       capital of the Company not exceeding 20% of
       the aggregate       nominal amount of the issued
       share capital of the Company at the date of
       passing of this resolution

11     Approve to extend the general mandate granted             Mgmt          No vote                        *
       to the Board of Directors to    allot, issue
       and deal with un-issued shares in the capital
       of the Company by  the number of shares repurchased
       by the Company

CMMT   PLEASE NOTE THAT IMPORTANT ADDITIONAL MEETING             Non-Voting
       INFORMATION IS AVAILABLE BY     CLICKING ON
       THE MATERIAL URL LINK -
       http://www.hkexnews.hk/listedco/listconews/sehk/20100423/LTN20100423230.pdf

CMMT   PLEASE NOTE THAT SHAREHOLDERS ARE ALLOWED TO              Non-Voting
       VOTE "IN FAVOR" OR "AGAINST"     ONLY FOR ALL
       THE RESOLUTIONS. THANK YOU.

--------------------------------------------------------------------------------------------------------------------------
 CNOOC LTD                                                                                   Agenda Number:  702363499
--------------------------------------------------------------------------------------------------------------------------
    Security:  Y1662W117                                                             Meeting Type:  AGM
      Ticker:                                                                        Meeting Date:  20-May-2010
        ISIN:  HK0883013259
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

A.1    Receive and approve the audited statement of              Mgmt          No vote                        *
       accounts together with the       report of
       the Directors and Independent Auditors report
       thereon for the YE 31 DEC 2009

A.2    Declare a final dividend for the YE 31 DEC 2009           Mgmt          No vote                        *

A.3.1  Re-election of Mr. Tse Hau Yin, Aloysius as               Mgmt          No vote                        *
       an Independent Non-Executive      Director

A.3.2  Re-election of Mr. Zhou Shouwei as an Non-executive       Mgmt          No vote                        *
       Director

A.3.3  Re-election of Mr. Yang Hua as an Executive               Mgmt          No vote                        *
       Director

A.3.4  Authorize the Board of Directors to fix the               Mgmt          No vote                        *
       remuneration of each of the       Directors

A.4    Reelection of Mr. Chiu Sung Hong as Independent           Mgmt          No vote                        *
       Non-Executive Director and    authorize the
       Board of Directors to fix his remuneration

A.5    Re-appointment the Company's Independent Auditor          Mgmt          No vote                        *
       and authorize the Board of   Directors to fix
       their remuneration

B.1    Approve to grant a general mandate to the Directors       Mgmt          No vote                        *
       to repurchase shares in   the capital of the
       Company not exceeding 10% of the share captial
       of the      Company in issue as at the date
       of passing of this resolution

B.2    Approve to grant a general mandate to the Directors       Mgmt          No vote                        *
       to allot, issue and deal  with additional shares
       in the capital of the Company not exceeding
       20% of the share captial of the Company in
       issue as at the date of passing of this
       resolution

B.3    Approve to grant a general mandate to the Directors       Mgmt          No vote                        *
       to allot, issue and deal  with shares in the
       capital of the Company by the aggregate number
       of shares   repurchased, which shall not exceeding
       10% of the share captial of the        Company
       in issue as at the date of passing of this
       resolution

CMMT   PLEASE NOTE IN THE HONG KONG MARKET THAT A VOTE           Non-Voting
       OF "ABSTAIN" WILL BE TREATED  THE SAME AS A
       "TAKE NO ACTION" VOTE.

       PLEASE NOTE THAT THIS IS A REVISION DUE TO RECEIPT        Non-Voting
       OF CONSERVATIVE RECORD DATE. IF YOU HAVE ALREADY
       SENT IN YOUR VOTES, PLEASE DO NOT RETURN THIS
       PROXY FORM UNLESS YOU DECIDE TO AMEND YOUR
       ORIGINAL INSTRUCTIONS. THANK YOU.

--------------------------------------------------------------------------------------------------------------------------
 DAPHNE INTL HLDGS LTD                                                                       Agenda Number:  702160261
--------------------------------------------------------------------------------------------------------------------------
    Security:  G2830J103                                                             Meeting Type:  EGM
      Ticker:                                                                        Meeting Date:  07-Dec-2009
        ISIN:  KYG2830J1031
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

       PLEASE NOTE THAT SHAREHOLDERS ARE ALLOWED TO              Non-Voting
       VOTE 'IN FAVOR' OR 'AGAINST' ONLY FOR RESOLUTION
       NO. "1 ". THANK YOU.

1.     Approve the proposed amendments to the Share              Mgmt          No vote                        *
       Option Scheme of the Company adopted on 29
       MAY 2003, as specified

--------------------------------------------------------------------------------------------------------------------------
 DAPHNE INTL HLDGS LTD                                                                       Agenda Number:  702372703
--------------------------------------------------------------------------------------------------------------------------
    Security:  G2830J103                                                             Meeting Type:  AGM
      Ticker:                                                                        Meeting Date:  19-May-2010
        ISIN:  KYG2830J1031
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

CMMT   PLEASE NOTE THAT SHAREHOLDERS ARE ALLOWED TO              Non-Voting
       VOTE 'IN FAVOR' OR 'AGAINST' FOR ALL RESOLUTIONS.
       THANK YOU.

CMMT   PLEASE NOTE THAT THE COMPANY NOTICE IS AVAILABLE          Non-Voting
       BY CLICKING ON THE URL LINK: http://www.hkexnews.hk/listedco/listconews/sehk/20100421/LTN20100421205.pdf

1      Receive and approve the audited accounts and              Mgmt          No vote                        *
       the reports of the Directors and the Auditor
       for the YE 31 DEC 2009

2      Approve and declare a final divided for the               Mgmt          No vote                        *
       YE 31 DEC 2009

3.A    Re-elect Mr. Huang Shun-Tsai as a Director                Mgmt          No vote                        *

3.B    Re-elect Mr. Kuo Jung-Cheng as a Director                 Mgmt          No vote                        *

3.C    Re-elect Mr. Chang Chih-Chiao as a Director               Mgmt          No vote                        *

3.D    Re-elect Ms. Ma Xuezheng as a Director                    Mgmt          No vote                        *

3.E    Authorize the Board of Directors to fix the               Mgmt          No vote                        *
       Directors' remuneration

4      Re-appoint PricewaterhouseCoopers as the Auditor          Mgmt          No vote                        *
       and authorize the Board of   Directors to fix
       their remuneration

5.A    Authorize the Directors to repurchase shares              Mgmt          No vote                        *
       of the Company

5.B    Authorize the Directors to allot and issue shares         Mgmt          No vote                        *
       of the Company

5.C    Approve to extend the general mandate granted             Mgmt          No vote                        *
       to the Directors to issue new   shares under
       Resolution 5.B by adding the number of shares
       repurchased by the Company under Resolution
       5.A

--------------------------------------------------------------------------------------------------------------------------
 DONGFANG ELECTRIC CORPORATION LTD                                                           Agenda Number:  702155993
--------------------------------------------------------------------------------------------------------------------------
    Security:  Y20958107                                                             Meeting Type:  EGM
      Ticker:                                                                        Meeting Date:  30-Dec-2009
        ISIN:  CNE100000304
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1.     Approve, pursuant to the relevant undertaking             Mgmt          No vote                        *
       made by Dongfang Electric Corporation (hereafter
       as "DEC") during the listing of entire assets
       of principal operations, the long-term development
       strategy of the Company and its need to reduce
       the number of connected transactions and minimize
       peer competitions, to contribute a capital
       of RMB 155,787,400 to acquire 27.3% equity
       interest held by DEC in Dongfang (Guangzhou)
       Heavy Machinery Co., Ltd (hereafter as DFHM),
       upon competition of the Acquisition, the Company
       will own a 27.3% equity interest in DFHM directly
       and a 30% equity interest through Dongfang
       Boiler (Group) Co., Ltd., a subsidiary of the
       Company, the total shareholding in DFHM will
       be 57.3%. DFHM will be consolidated into the
       consolidated statements of the Company

2.     Appoint ShineWing Certified Public Accountants            Mgmt          No vote                        *
       and SHINEWING [HK] CPA Limited as the domestic
       and overseas Auditors of the Company respectively
       for the year 2009, and authorize the Board
       of Directors to determine their remunerations

--------------------------------------------------------------------------------------------------------------------------
 DONGFANG ELECTRIC CORPORATION LTD                                                           Agenda Number:  702408192
--------------------------------------------------------------------------------------------------------------------------
    Security:  Y20958107                                                             Meeting Type:  AGM
      Ticker:                                                                        Meeting Date:  18-Jun-2010
        ISIN:  CNE100000304
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

CMMT   PLEASE NOTE THAT THE COMPANY NOTICE IS AVAILABLE          Non-Voting
       BY CLICKING ON THE URL       LINK:http://www.hkexnews.hk/listedco/listconews/sehk/20100429/LTN20100429192.pdf

1      Approve the 2009 report of the Board of Directors         Mgmt          No vote                        *

2      Approve the 2009 report of the Supervisory Committee      Mgmt          No vote                        *

3      Approve the proposal for the distribution of              Mgmt          No vote                        *
       profits after tax for the year   2009, including
       the proposal for the declaration and payment
       of final         dividends for the YE 31 DEC
       2009

4      Approve the 2009 Audited Financial Report of              Mgmt          No vote                        *
       the Company

5      Approve the re-appointment of Shinewing Certified         Mgmt          No vote                        *
       Public Accountants and      Shinewing  HK
       CPA Limited as PRC and international auditors
       of the Company   for the year 2010 and to authorize
       the Board to determine their respective
       remuneration

6      Approve the appointment of Mr. Peng Shaobing              Mgmt          No vote                        *
       as an Independent Non-Executive  Director for
       a term commencing from 18 JUN 2010 until 27
       JUN 2012 and to      authorize the Board to
       determine his remuneration in accordance with
       the      remuneration plan for the Members
       of the sixth session of the Board and the
       Supervisory Committee previously approved
       by the Shareholders at the annual   general
       meeting of the Company held on 25 JUN 2009

S.1.a  Approve the Bonus Issue subject to and conditional        Mgmt          No vote                        *
       upon the Company obtaining the approvals from
       the relevant PRC authorities and the Listing
       Committee of  The Stock Exchange Hong Kong
       Limited granting the listing of, and permission
       to deal in, new H Shares

S.1.b  Approve the increase in the registered share              Mgmt          No vote                        *
       capital of the Company from CNY  1,001,930,000
       to CNY 2,003,860,000 upon completion of the
       Bonus Issue

S.1.c  Authorize any one Director of the Company to              Mgmt          No vote                        *
       take any action and Execute any  documents
       as he thinks necessary or fit to effect and
       implement the Bonus     Issue

S.1.d  Amend the Articles of Association of the Company          Mgmt          No vote                        *

S.2    Approve to grant the general mandate to the               Mgmt          No vote                        *
       Directors to allot new shares of  the Company

       PLEASE NOTE THAT THE METHOD OF ACCUMULATIVE               Non-Voting
       POLL SHALL BE ADOPTED, ACCORDING TO WHICH THE
       NUMBER OF VOTES ENTITLED FOR EACH SHARE HELD
       BY THE SHAREHOLDER SHALL EQUAL TO THE NUMBER
       OF PROPOSED DIRECTORS AND THE NUMBER OF VOTES
       OF SHAREHOLDERS CAN BE CONCENTRATED IN USE.
       THANK YOU.

       PLEASE NOTE THAT THIS IS A REVISION DUE TO RECEIPT        Non-Voting
       OF ADDITIONAL COMMENT. IF YOU HAVE ALREADY
       SENT IN YOUR VOTES, PLEASE DO NOT RETURN THIS
       PROXY FORM UNLESS YOU DECIDE TO AMEND YOUR
       ORIGINAL INSTRUCTIONS. THANK YOU.

--------------------------------------------------------------------------------------------------------------------------
 DONGFANG ELECTRIC CORPORATION LTD                                                           Agenda Number:  702415034
--------------------------------------------------------------------------------------------------------------------------
    Security:  Y20958107                                                             Meeting Type:  CLS
      Ticker:                                                                        Meeting Date:  18-Jun-2010
        ISIN:  CNE100000304
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

       PLEASE NOTE THAT THE COMPANY NOTICE IS AVAILABLE          Non-Voting
       BY CLICKING ON THE URL LINK: http://www.hkexnews.hk/listedco/listconews/sehk/20100429/LTN20100429208.pdf

S.1    Approve the Bonus Issue subject to and conditional        Mgmt          No vote                        *
       upon the Company obtaining the approvals from
       the relevant PRC authorities and the Listing
       Committee of The Stock Exchange Hong Kong Limited
       granting the listing of, and permission to
       deal in, new H Shares

S.2    Approve the increase in the registered share              Mgmt          No vote                        *
       capital of the Company from RMB 1,001,930,000
       to RMB 2,003,860,000 upon completion of the
       Bonus Issue

S.3    Authorize any one Director of the Company to              Mgmt          No vote                        *
       take any action and execute any documents as
       he thinks necessary or fit to effect and implement
       the Bonus Issue

S.4    Amend the Articles of Association of the Company          Mgmt          No vote                        *

--------------------------------------------------------------------------------------------------------------------------
 EVERGRANDE REAL ESTATE GROUP LTD                                                            Agenda Number:  702387324
--------------------------------------------------------------------------------------------------------------------------
    Security:  G3225A103                                                             Meeting Type:  AGM
      Ticker:                                                                        Meeting Date:  24-May-2010
        ISIN:  KYG3225A1031
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

CMMT   PLEASE NOTE THAT SHAREHOLDERS ARE ALLOWED TO              Non-Voting
       VOTE 'IN FAVOR' OR 'AGAINST' FOR ALL RESOLUTIONS.
       THANK YOU.

CMMT   PLEASE NOTE THAT THE COMPANY NOTICE IS AVAILABLE          Non-Voting
       BY CLICKING ON THE URL LINK: http://www.hkexnews.hk/listedco/listconews/sehk/20100422/LTN20100422125.pdf

1      Receive and adopt the audited consolidated financial      Mgmt          No vote                        *
       statements and the       reports of the Directors
       and the Auditors for the YE 31 DEC 2009

2.A    Re-elect Mr. Li Gang as a Director                        Mgmt          No vote                        *

2.B    Re-elect Mr. Tse Wai Wah as a Director                    Mgmt          No vote                        *

2.C    Re-elect Mr. Xu Xiangwu as a Director                     Mgmt          No vote                        *

2.D    Re-elect Mr. Xu Wen as a Director                         Mgmt          No vote                        *

2.E    Re-elect Mr. Lai Lixin as a Director                      Mgmt          No vote                        *

2.F    Re-elect Ms. He Miaoling as a Director                    Mgmt          No vote                        *

2.G    Re-elect Mr. Yu Kam Kee, Lawrence as a Director           Mgmt          No vote                        *

2.H    Re-elect Mr. Chau Shing Yim, David as a Director          Mgmt          No vote                        *

2.I    Re-elect Mr. He Qi as a Director                          Mgmt          No vote                        *

3      Authorize the Board to fix the remuneration               Mgmt          No vote                        *
       of the Directors

4      Approve the declaration of a final dividend               Mgmt          No vote                        *
       for the YE 31 DEC 2009 of RMB 0.7 cents per
       share

5      Re-appoint PricewaterhouseCoopers as the Auditors         Mgmt          No vote                        *
       and   authorize the Board   to fix their remuneration

6      Authorize the Directors to repurchase shares              Mgmt          No vote                        *
       in the capital of the Company up to 10% of
       the issued share capital of the Company

7      Authorize the Directors to  Directors to allot,           Mgmt          No vote                        *
       issue and deal with new       shares not exceeding
       20% of the issued share capital of the Company

8      Approve the extension of the authority granted            Mgmt          No vote                        *
       to the Directors by Resolution 7 above by adding
       the number of shares repurchased pursuant to
       the authority  granted to the Directors by
       Resolution 6 above

--------------------------------------------------------------------------------------------------------------------------
 FUFENG GROUP LTD                                                                            Agenda Number:  702358943
--------------------------------------------------------------------------------------------------------------------------
    Security:  G36844101                                                             Meeting Type:  AGM
      Ticker:                                                                        Meeting Date:  12-May-2010
        ISIN:  KYG368441013
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1      Receive, consider and adopt the audited consolidated      Mgmt          No vote                        *
       financial statements of  the Company and its
       subsidiaries and the reports of the Directors
       of the      Company (the "Directors") and of
       the Auditor of the Company for the YE 31 DEC
       2009

2      Approve a final dividend of HKD15 cents per               Mgmt          No vote                        *
       share of the Company for the YE31 DEC 2009

3.1    Re-elect Mr. Li Xuechun as a Executive Director           Mgmt          No vote                        *

3.2    Re-elect Mr. Feng Zhenquan as a Executive Director        Mgmt          No vote                        *

3.3    Re-elect Mr. Xu Guohua as a Executive Director            Mgmt          No vote                        *

3.4    Re-elect Mr. Li Deheng as a Executive Director            Mgmt          No vote                        *

3.5    Re-elect Mr. Li Guangyu as a Executive Director           Mgmt          No vote                        *

3.6    Authorize the Directors to fix the remuneration           Mgmt          No vote                        *
       of the re-elected Directors

4      Re-appoint PricewaterhouseCoopers as the Auditor          Mgmt          No vote                        *
       of the Company and authorize the Board of Directors
       to fix its remuneration

5.A    Authorize the Directors to issue shares of the            Mgmt          No vote                        *
       Company

5.B    Authorize the Directors to repurchase shares              Mgmt          No vote                        *
       of the Company

5.C    Approve to extend the general mandate to issue            Mgmt          No vote                        *
       shares by adding repurchased   shares thereto

-      PLEASE NOTE THAT IMPORTANT ADDITIONAL MEETING             Non-Voting
       INFORMATION IS AVAILABLE BY     CLICKING ON
       THE MATERIAL URL LINK:
       http://www.hkexnews.hk/listedco/listconews/sehk/20100408/LTN20100408518.pdf

-      PLEASE NOTE THAT SHAREHOLDERS ARE ALLOWED TO              Non-Voting
       VOTE 'IN FAVOR' OR 'AGAINST'     ONLY FOR ALL
       RESOLUTIONS  THANK YOU.

--------------------------------------------------------------------------------------------------------------------------
 GEELY AUTOMOBILE HLDGS LTD                                                                  Agenda Number:  702157719
--------------------------------------------------------------------------------------------------------------------------
    Security:  G3777B103                                                             Meeting Type:  EGM
      Ticker:                                                                        Meeting Date:  07-Dec-2009
        ISIN:  KYG3777B1032
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

       PLEASE NOTE THAT THE SHARESHOLDERS ARE ALLOWED            Non-Voting
       TO VOTE 'IN FAVOR' OR 'AGAINST' FOR ALL RESOLUTIONS.
       THANK YOU.

1.     Ratify and approve the conditional Equity Transfer        Mgmt          No vote                        *
       Agreement dated 27 OCT 2009 [the "Chengdu Gaoyuan
       Agreement"] entered into between Zhejiang Geely,
       Shanghai Maple Guorun, Shanghai Maple and Geely
       Holding, as specified, pursuant to which, Shanghai
       Maple and Geely Holding will transfer 90% and
       10% interests in the registered capital of
       Chengdu Gaoyuan to Zhejiang Geely and Shanghai
       Maple Guorun, respectively; authorize any one
       Director of the Company, or any two Directors
       of the Company for and on behalf of the Company,
       if the affixation of the common seal is necessary,
       to execute all such other documents, instruments
       and agreements and to do all such acts or things
       deemed by him/her to be incidental to, ancillary
       to or in connection with the matters and transactions
       contemplated in the Chengdu Gaoyuan Agreement

2.     Ratify and approve the conditional Equity Transfer        Mgmt          No vote                        *
       Agreement dated 27 OCT 2009 [the "Jinan Geely
       Agreement"] entered into between Zhejiang Geely,
       Shanghai Maple Guorun, Geely Holding and Zhejiang
       Haoqing, as specified, pursuant to which, Geely
       Holding and Zhejiang Haoqing will transfer
       90% and 10% interests in the registered capital
       of Jinan Geely to Zhejiang Geely and Shanghai
       Maple Guorun, respectively; authorize any one
       Director of the Company, or any two Directors
       of the Company for and on behalf of the Company,
       if the affixation of the common seal is necessary,
       to execute all such other documents, instruments
       and agreements and to do all such acts or things
       deemed by him/her to be incidental to, ancillary
       to or in connection with the matters and transactions
       contemplated in the Jinan Geely Agreement

3.     Ratify and approve the conditional Equity Transfer        Mgmt          No vote                        *
       Agreement dated 27 OCT 2009 [the "Lanzhou Geely
       Agreement"] entered into between Zhejiang Geely,
       Shanghai Maple Guorun, Zhejiang Haoqing and
       Geely Merrie, as specified, pursuant to which,
       Zhejiang Haoqing and Geely Merrie will transfer
       90% and 10% interests in the registered capital
       of Lanzhou Geely to Zhejiang Geely and Shanghai
       Maple Guorun, respectively; authorize any one
       Director of the Company, or any two Directors
       of the Company, if the affixation of the common
       seal is necessary, for and on behalf of the
       Company to execute all such other documents,
       instruments and agreements and to do all such
       acts or things deemed by him/her to be incidental
       to, ancillary to or in connection with the
       matters and transactions contemplated in the
       Lanzhou Geely Agreement

--------------------------------------------------------------------------------------------------------------------------
 GEELY AUTOMOBILE HLDGS LTD                                                                  Agenda Number:  702177280
--------------------------------------------------------------------------------------------------------------------------
    Security:  G3777B103                                                             Meeting Type:  EGM
      Ticker:                                                                        Meeting Date:  31-Dec-2009
        ISIN:  KYG3777B1032
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

-      PLEASE NOTE THAT SHAREHOLDERS ARE ALLOWED TO              Non-Voting
       VOTE 'IN FAVOR' OR 'AGAINST' FOR ALL RESOLUTIONS.
       THANK YOU.

1      Approve and ratify the Conditional Master Agreement       Mgmt          No vote                        *
       dated 27 NOV 2009  the    "Services Agreement"
       entered into between the Company and Zhejiang
       Geely     Holding Group Company Limited  "Geely
       Holding", together with its             subsidiaries,
       the "Geely Holding Group" , as specified, pursuant
       to which,  i  the Company together with its
       subsidiaries  the "Group"  agrees to sell CKDs
       and Sedan Tool Kits  as specified  to the Geely
       Holding Group and  ii  the    Geely Holding
       Group agrees to sell CBUs, automobile parts
       and components; and provide process manufacturing
       services to the Group;  b  the cap amounts
       in   respect of the supply of CKDs and Sedan
       Tool Kits to Geely Holding Group and  the purchase
       of CBUs, automobile parts and components and
       provision of        process manufacturing services
       from Geely Holding Group as specified for each
       of the 3 FY ending 31 DEC 2012; CONTD

-      CONTD  c  authorize any 1 Director of the Company,        Non-Voting
       or any 2 Directors of the  Company if the affixation
       of the common seal is necessary, for and on
       behalf  of the Company to execute all such
       other documents, instruments and
       agreements and to do all such acts or things
       deemed by him/her to be          incidental
       to, ancillary to or in connection with the
       matters and             transactions contemplated
       in the Services Agreement

2      Approve and ratify the Conditional Agreement              Mgmt          No vote                        *
       dated 27 NOV 2009  the "Loan     Guarantee
       Agreement"  entered into between the Company
       and Zhejiang Geely     Holding Group Company
       Limited  "Geely Holding", together with its
       subsidiaries, the "Geely Holding
       Group" , as specified, pursuant to which,
       the Company together with its subsidiaries
       the "Group"  agrees to provide    guarantees
       including the pledge of certain lands, buildings
       and facilities   of the subsidiaries of the
       Group  on loans obtained or to be obtained
       by the  Geely Holding Group on behalf of the
       Group  the "Guarantees" ;  b  the cap    amounts
       in respect of the Guarantees as specified in
       the circular of the      Company dated 14 DEC
       2009 for each of the 3 FY ending 31 DEC 2012;
       CONTD

-      CONTD  c  authorize any 1 Director of the Company,        Non-Voting
       or any 2 Directors of the  Company if the affixation
       of the common seal is necessary, for and on
       behalf  of the Company to execute all such
       other documents, instruments and
       agreements and to do all such acts or things
       deemed by him/her to be          incidental
       to, ancillary to or in connection with the
       matters and             transactions contemplated
       in the Loan Guarantee Agreement

3      Approve and ratify the Conditional Agreement              Mgmt          No vote                        *
       dated 27 NOV 2009  the "Shanghai LTI Supply
       and Purchase Agreement"  entered into between
       Shanghai LTI         Automobile Components
       Company Limited  "Shanghai LTI"  and Shanghai
       Maple     Automobile Company Limited  "Shanghai
       Maple" , as specified, pursuant to      which,
       Shanghai LTI agrees to supply to Shanghai Maple
       and Shanghai Maple     agrees to purchase from
       Shanghai LTI  i  automobile parts and components;
       ii  SKD Components; and  iii  CKDs  without
       the imported engine, transmission    and automobile
       parts  in accordance with the product and service
       specifications set out in the
       Shanghai LTI Supply and Purchase Agreement
       the "Supply and Purchase Services" ;  b  the
       cap amounts in respect of the Supply and Purchase
       Services as specified in the circular of the
       Company dated 14    DEC 2009 for each of the
       3 FYE 31 DEC 2012; CONTD

-      CONTD  c  authorize any 1 Director of the Company,        Non-Voting
       or any 2 Directors of the  Company if the affixation
       of the common seal is necessary, for and on
       behalf  of the Company to execute all such
       other documents, instruments and
       agreements and to do all such acts or things
       deemed by him/her to be          incidental
       to, ancillary to or in connection with the
       matters and             transactions contemplated
       in the Shanghai LTI Supply and Purchase Agreement

4      Approve and ratify the Conditional Supplemental           Mgmt          No vote                        *
       Agreement dated 27 NOV 2009   the "Supplemental
       Services Agreement"  entered into between the
       Company and   Zhejiang Geely Holding Group
       Company Limited  "Geely Holding", together
       with  its subsidiaries, the "Geely Holding
       Group" , as specified, pursuant to       which,
       the parties agree to increase the annual caps
       for the purchase of      processed automobile
       parts and components by the Company together
       with its    subsidiaries  the "Group"  from
       the Geely Holding Group  the "Purchase
       Services" ;  b  the cap amounts in respect
       of the Purchase Services as set    out in the
       circular of the Company dated 14 DEC 2009 for
       each of the 2 FY     ending 31 DEC 2011; CONTD

-      CONTD  c  authorize any 1 Director of the Company,        Non-Voting
       or any 2 Directors of the  Company if the affixation
       of the common seal is necessary, for and on
       behalf  of the Company to execute all such
       other documents, instruments and
       agreements and to do all such acts or things
       deemed by him/her to be          incidental
       to, ancillary to or in connection with the
       matters and             transactions contemplated
       in the Supplemental Services Agreement

       PLEASE NOTE THAT THIS IS A REVISION DUE TO RECEIPT        Non-Voting
       OF ACTUAL RECORD DATE. IF YOU HAVE ALREADY
       SENT IN YOUR VOTES, PLEASE DO NOT RETURN THIS
       PROXY FORM UNLESS YOU DECIDE TO AMEND YOUR
       ORIGINAL INSTRUCTIONS. THANK YOU.

--------------------------------------------------------------------------------------------------------------------------
 GEELY AUTOMOBILE HLDGS LTD                                                                  Agenda Number:  702389354
--------------------------------------------------------------------------------------------------------------------------
    Security:  G3777B103                                                             Meeting Type:  AGM
      Ticker:                                                                        Meeting Date:  25-May-2010
        ISIN:  KYG3777B1032
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

CMMT   PLEASE NOTE THAT THE COMPANY NOTICE IS AVAILABLE          Non-Voting
       BY CLICKING ON THE URL LINK: http://www.hkexnews.hk/listedco/listconews/sehk/20100419/LTN20100419091.pdf

CMMT   PLEASE NOTE THAT SHAREHOLDERS ARE ALLOWED TO              Non-Voting
       VOTE 'IN FAVOR' OR 'AGAINST' FOR ALL THE RESOLUTIONS.
       THANK YOU.

1      Receive the report of the Directors, audited              Mgmt          No vote                        *
       financial statements and         Auditors report
       for the YE 31 DEC 2009

2      Declare a final dividend                                  Mgmt          No vote                        *

3      Re-elect Mr. Yang Jian as the Director                    Mgmt          No vote                        *

4      Re-elect Mr. Yin Da Qing, Richard as the Director         Mgmt          No vote                        *

5      Re-elect Mr. Liu Jin Liang as the Director                Mgmt          No vote                        *

6      Re-elect Dr. Zhao Fuquan as the Director                  Mgmt          No vote                        *

7      Authorize the Board of Directors to fix the               Mgmt          No vote                        *
       remuneration of the Directors

8      Re-appoint Grant Thornton as the Company's Auditors       Mgmt          No vote                        *
       and authorize the Board   of Directors to fix
       their remuneration

9      Approve to refresh the scheme mandate limit               Mgmt          No vote                        *
       under the share option scheme of  the Company

10     Authorize the Directors to repurchase the Company's       Mgmt          No vote                        *
       shares

11     Authorize the Directors to issue, allot and               Mgmt          No vote                        *
       otherwise deal with the Company's shares

12     Approve to extend the general mandate to allot            Mgmt          No vote                        *
       and issue new shares

--------------------------------------------------------------------------------------------------------------------------
 GOLDEN EAGLE RETAIL GROUP LTD                                                               Agenda Number:  702168154
--------------------------------------------------------------------------------------------------------------------------
    Security:  G3958R109                                                             Meeting Type:  EGM
      Ticker:                                                                        Meeting Date:  18-Dec-2009
        ISIN:  KYG3958R1092
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

       PLEASE NOTE THAT THE SHAREHOLDERS ARE ALLOWED             Non-Voting
       TO VOTE 'IN FAVOR' OR 'AGAINST' ONLY FOR RESOLUTIONS
       '1, 2' AND '3'. THANK YOU.

1.     Approve the entering into of the Framework Agreement      Mgmt          No vote                        *
       [as specified] and the transaction contemplated
       there under and authorize the Directors [or
       a duly authorized Committee thereof] to take
       all such steps to implement the same and to
       execute all documents or deeds as they may
       consider necessary or appropriate in relation
       thereto, including but not limited to make
       any changes, modifications, amendments, waivers,
       variations or extensions of such terms and
       conditions of the Framework Agreement as they
       may think fit

2.     Approve the entering into of the Lease Agreement          Mgmt          No vote                        *
       [as specified] and the transaction contemplated
       there under and authorize the Directors [or
       a duly authorized Committee thereof] to take
       all such steps to implement the same and to
       execute all documents or deeds as they may
       consider necessary or appropriate in relation
       thereto, including but not limited to make
       any changes, modifications, amendments, waivers,
       variations or extensions of such terms and
       conditions of the Lease Agreement as they may
       think fit

3.     Approve the proposed annual caps for the rental           Mgmt          No vote                        *
       in respect of the Lease Agreement for the 3
       years ending 31 DEC 2011, the details of which
       are set out in the Circular of the Company
       dated 02 DEC 2009

       PLEASE NOTE THAT THIS IS A REVISION DUE TO RECEIPT        Non-Voting
       OF ACTUAL RECORD DATE. IF YOU HAVE ALREADY
       SENT IN YOUR VOTES, PLEASE DO NOT RETURN THIS
       PROXY FORM UNLESS YOU DECIDE TO AMEND YOUR
       ORIGINAL INSTRUCTIONS. THANK YOU.

--------------------------------------------------------------------------------------------------------------------------
 GOLDEN EAGLE RETAIL GROUP LTD                                                               Agenda Number:  702359173
--------------------------------------------------------------------------------------------------------------------------
    Security:  G3958R109                                                             Meeting Type:  AGM
      Ticker:                                                                        Meeting Date:  12-May-2010
        ISIN:  KYG3958R1092
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1      Approve and adopt the audited consolidated financial      Mgmt          No vote                        *
       statements of the        Company and its subsidiaries
       and the reports of the Directors and Auditors
       FYE 31 DEC 2009

2      Declare a final dividend of HKD 0.108 per share           Mgmt          No vote                        *
       FYE 31 DEC 2009

3.1    Re-election of  Mr. Wang Hung, Roger as a executive       Mgmt          No vote                        *
       Director

3.2    Re-election of  Mr. Han Xiang Li as a non-executive       Mgmt          No vote                        *
       Director

3.3    Authorize the Remuneration Committee of the               Mgmt          No vote                        *
       Company to fix their remuneration

4      Re-appointment of Messrs. Deloitte Touche Tohmatsu        Mgmt          No vote                        *
       as a Auditors and          authorize the Board
       of Directors to fix their remuneration

5.a    Grant general mandate to the Director to issue            Mgmt          No vote                        *
       shares of the Company

5.b    Grant general mandate to the Director to repurchase       Mgmt          No vote                        *
       shares of the Company

5.c    Approve to increase the maximum nominal amount            Mgmt          No vote                        *
       of share capital which the     Directors are
       authorized to allot, issue and deal with pursuant
       to the        general mandate set out in resolution
       5a by the aggregate nominal amount of   shares
       repurchased pursuant to the general mandate
       set out in the resolution  5b

-      PLEASE NOTE THAT IMPORTANT ADDITIONAL MEETING             Non-Voting
       INFORMATION IS AVAILABLE BY     CLICKING ON
       THE MATERIAL URL LINK:
       http://www.hkexnews.hk/listedco/listconews/sehk/20100412/LTN20100412258.pdf

-      PLEASE NOTE THAT  THE SHAREHOLDERS ARE ALLOWED            Non-Voting
       TO VOTE FOR OR AGAINST FOR ALL THE RESOLUTIONS.
       THANK YOU.

--------------------------------------------------------------------------------------------------------------------------
 GUANGDONG INVESTMENT LTD                                                                    Agenda Number:  702150638
--------------------------------------------------------------------------------------------------------------------------
    Security:  Y2929L100                                                             Meeting Type:  EGM
      Ticker:                                                                        Meeting Date:  10-Dec-2009
        ISIN:  HK0270001396
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

       PLEASE NOTE IN THE HONG KONG MARKET THAT A VOTE           Non-Voting
       OF "ABSTAIN" WILL BE TREATED THE SAME AS A
       "TAKE NO ACTION" VOTE.

1.     Approve, the acquisition [''Acquisition''] by             Mgmt          No vote                        *
       the Company of: a] the entire issued share
       capital of Golden River Chain Limited [''Target
       Co''] from Chun Wai Consultants Limited [''Chun
       Wai''], and b] one or more shareholder's loan[s]
       representing the aggregate of: i] HKD 515,711,000.00,
       being the amount due from Target Co to Chun
       Wai as at the date of the agreement [the ''S&P
       Agreement''] dated 20 OCT 2009 between Chun
       Wai, the Company and GDH Limited in relation
       to the Acquisition; and ii] an amount equal
       to the aggregate of any and all Further Payment[s]
       [as specified] in the aggregate amount of not
       more than RMB 125,000,000.00 in accordance
       with the terms and conditions of the S&P Agreement;
       and the making of the Further Additional Capital
       Contribution [as specified]

       PLEASE NOTE THAT THIS IS A REVISION DUE TO RECEIPT        Non-Voting
       OF ACTUAL RECORD DATE. IF YOU HAVE ALREADY
       SENT IN YOUR VOTES, PLEASE DO NOT RETURN THIS
       PROXY FORM UNLESS YOU DECIDE TO AMEND YOUR
       ORIGINAL INSTRUCTIONS. THANK YOU.

--------------------------------------------------------------------------------------------------------------------------
 GUANGDONG INVESTMENT LTD                                                                    Agenda Number:  702393606
--------------------------------------------------------------------------------------------------------------------------
    Security:  Y2929L100                                                             Meeting Type:  AGM
      Ticker:                                                                        Meeting Date:  02-Jun-2010
        ISIN:  HK0270001396
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1      Receive and approve the audited consolidated              Mgmt          No vote                        *
       financial statements and the     reports of
       the Directors and the Auditors for the YE 31
       DEC 2009

2      Declare a final dividend for the YE 31 DEC 2009           Mgmt          No vote                        *

3.i    Re-elect Ms. Xu Wenfang as a Director                     Mgmt          No vote                        *

3.ii   Re-elect Mr. Li Wai Keung as a Director                   Mgmt          No vote                        *

3.iii  Re-elect Dr. Chan Cho Chak, John as a Director            Mgmt          No vote                        *

3.iv   Re-elect Dr. Li Kwok Po, David as a Director              Mgmt          No vote                        *

3.v    Authorize the Board to fix the remuneration               Mgmt          No vote                        *
       of the Directors

4      Re-appoint the Auditors and authorize the Board           Mgmt          No vote                        *
       to fix their remuneration

5      Authorize the Directors to issue shares in the            Mgmt          No vote                        *
       Company

6      Authorize the Directors to repurchase shares              Mgmt          No vote                        *
       in the Company

7      Approve to extend the general mandate granted             Mgmt          No vote                        *
       to the Directors to issue       shares by adding
       the number of shares repurchased

CMMT   PLEASE NOTE IN THE HONG KONG MARKET THAT A VOTE           Non-Voting
       OF "ABSTAIN" WILL BE TREATED  THE SAME AS A
       "TAKE NO ACTION" VOTE.

CMMT   PLEASE NOTE THAT THE COMPANY NOTICE IS AVAILABLE          Non-Voting
       BY CLICKING ON THE URL LINK:  http://www.hkexnews.hk/listedco/listconews/sehk/20100426/LTN20100426600.pdf

--------------------------------------------------------------------------------------------------------------------------
 HENGAN INTL GROUP CO LTD                                                                    Agenda Number:  702366659
--------------------------------------------------------------------------------------------------------------------------
    Security:  G4402L151                                                             Meeting Type:  AGM
      Ticker:                                                                        Meeting Date:  24-May-2010
        ISIN:  KYG4402L1510
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

CMMT   PLEASE NOTE THAT SHAREHOLDERS ARE ALLOWED TO              Non-Voting
       VOTE 'IN FAVOR' OR 'AGAINST' FOR ALL RESOLUTIONS
       ONLY FOR RESOLUTION. THANK YOU.

CMMT   PLEASE NOTE THAT IMPORTANT ADDITIONAL MEETING             Non-Voting
       INFORMATION IS AVAILABLE BY     CLICKING ON
       THE MATERIAL URL LINK:
       http://www.hkexnews.hk/listedco/listconews/sehk/20100415/LTN20100415348.pdf

1      Receive and consider the audited consolidated             Mgmt          No vote                        *
       accounts and the reports of the Directors and
       Auditors for the YE 31 DEC 2009

2      Declare a final dividend for the YE 31 DEC 2009           Mgmt          No vote                        *

3.1    Re-elect Mr. Sze Man Bok as a director                    Mgmt          No vote                        *

3.2    Re-elect Mr. Hung Ching Shan as a director                Mgmt          No vote                        *

3.3    Re-elect Mr. Loo Hong Shing Vincent as a director         Mgmt          No vote                        *

3.4    Re-elect Mr. Wang Ming Fu as a director                   Mgmt          No vote                        *

3.5    Authorize the Board of Directors to fix the               Mgmt          No vote                        *
       remuneration of the Directors

4      Re-appoint the Auditors and authorize the Board           Mgmt          No vote                        *
       of Directors to fix their     remuneration

5      Approve to grant a general mandate to the Board           Mgmt          No vote                        *
       of Directors to allot and     issue shares

6      Approve to grant a general mandate to the Board           Mgmt          No vote                        *
       of Directors to exercise all  powers of the
       Company to purchase its own securities

7      Approve to extend the general mandate granted             Mgmt          No vote                        *
       to the Board of Directors       pursuant to
       Resolution 5 above by an amount representing
       the aggregate        nominal amount of shares
       in the capital of the Company purchased by
       the       Company pursuant to the general mandate
       granted pursuant to Resolution 6      above

--------------------------------------------------------------------------------------------------------------------------
 HENGDELI HOLDINGS LTD, GEORGE TOWN                                                          Agenda Number:  702359109
--------------------------------------------------------------------------------------------------------------------------
    Security:  G45048108                                                             Meeting Type:  AGM
      Ticker:                                                                        Meeting Date:  11-May-2010
        ISIN:  KYG450481083
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

-      PLEASE NOTE THAT SHAREHOLDERS ARE ALLOWED TO              Non-Voting
       VOTE 'IN FAVOR' OR 'AGAINST' FOR ALL RESOLUTIONS.
       THANK YOU.

1      Receive the audited financial statements and              Mgmt          No vote                        *
       the report of the Directors and  the Auditors
       for the YE 31 DEC 2009

2      Declare the final dividend                                Mgmt          No vote                        *

3.a    Re-elect Shi Zhongyang as a Director and authorize        Mgmt          No vote                        *
       the Board of Directors to  fix his remuneration

3.b    Re-elect Cai Jianmin as a Director and authorize          Mgmt          No vote                        *
       the Board of Directors to    fix his remuneration

3.c    Re-elect Wong Kam Fai William as a Director               Mgmt          No vote                        *
       and authorize the Board of        Directors
       to fix his remuneration

4      Re-appoint KPMG as the Auditors and authorize             Mgmt          No vote                        *
       the Board of Directors to fix   their remuneration

5.A    Authorize the Directors of the Company  the               Mgmt          No vote                        *
       Directors , subject to this       resolution,
       during and after the relevant period  as defined
       below  of all    powers to allot, issue and
       deal with additional shares in the capital
       of the  Company and to make or grant offers,
       agreements, options and warrants which   would
       or might require the exercise of such powers,
       the aggregate number of   shares of the Company
       allotted or agreed conditionally or unconditionally
       to  be allotted  whether pursuant to an option
       or otherwise  by the Directors     pursuant
       to this resolution, otherwise than pursuant
       to (i) a Right Issue  as defined below , (ii)
       any option scheme or similar arrangement for
       the time    being adopted for the grant or
       issue to officers CONTD.

-      CONTD. and/or employees of the Company and/or             Non-Voting
       any of its subsidiaries of      shares or rights
       to acquire shares of the Company or (iii) any
       scrip dividend or similar arrangement providing
       for the allotment of shares in lieu of the
       whole or part of the cash payment for a dividend
       on shares of the Company in  accordance with
       the Articles of Association of the Company,
       shall not exceed  20% of the aggregate nominal
       amount of issued share capital of the Company
       as at the date of this Resolution and the said
       approval shall be limited         accordingly;
       Authority expires at the conclusion of the
       next AGM of the      Company; or the expiration
       of the period within which the next AGM of
       the     Company is required by the Articles
       of Association of the Company or any      applicable
       Law to be held

5.B    Authorize the Directors, subject to this resolution,      Mgmt          No vote                        *
       during the Relevant      Period  as defined
       below  of all the powers of the Company to
       purchase its    own shares on The Stock Exchange
       of Hong Kong Limited  Stock Exchange ,
       subject to and in accordance with all applicable
       Laws and the requirements of the Rules Governing
       the Listing of Securities on the Stock Exchange
       or of any other Stock Exchange, the aggregate
       number of shares of the Company to be     repurchased
       by the Company pursuant to the approval in
       paragraph (a) of this  resolution CONTD.

-      CONTD. during the relevant period shall not               Non-Voting
       exceed 406,902,600, being 10% of  the existing
       issued share capital of the Company as at the
       date of passing    this resolution and the
       said approval shall be limited;  Authority
       expires at the conclusion of the next AGM of
       the Company; or the expiration of the
       period within which the next AGM of the Company
       is required by the Articles   of Association
       of the Company or any applicable Law to be
       held

6      Approve, conditional upon Resolutions 5A and              Mgmt          No vote                        *
       5B being passed, the aggregate   number of
       shares of the Company which are repurchased
       by the Company under    the authority granted
       to the Directors as mentioned in Resolution
       5B shall be added to the aggregate number of
       shares of the Company that may be allotted
       or agreed conditionally or unconditionally
       to be allotted by the Directors    pursuant
       to Resolution 5A above

--------------------------------------------------------------------------------------------------------------------------
 HUA HAN BIO-PHARMACEUTICAL HOLDINGS LTD, GEORGE TOWN                                        Agenda Number:  702139189
--------------------------------------------------------------------------------------------------------------------------
    Security:  G4638Y100                                                             Meeting Type:  AGM
      Ticker:                                                                        Meeting Date:  18-Dec-2009
        ISIN:  KYG4638Y1008
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

       PLEASE NOTE THAT SHAREHOLDERS ARE ALLOWED TO              Non-Voting
       VOTE "IN FAVOR" OR "AGAINST" ONLY FOR ALL THE
       RESOLUTIONS. THANK YOU.

1.     Receive and adopt the audited consolidated financial      Mgmt          No vote                        *
       statements and the reports of the Directors
       of the Company and the Auditors of the Company
       for the YE 30 JUN 2009

2.     Declare a final dividend of HK 2.8 cents per              Mgmt          No vote                        *
       share of HKD 0.10 each in the Company for the
       YE 30 JUN 2009

3.A    Re-elect Mr. Zhang Peter Y. as a Director                 Mgmt          No vote                        *

3.B    Re-elect Professor Kung Hsiang Fu as a Director           Mgmt          No vote                        *

3.C    Authorize the Board of Directors of the Company           Mgmt          No vote                        *
       to fix the Directors' remuneration

4.     Re-appoint the Company's Auditors and authorize           Mgmt          No vote                        *
       the Board of Directors of the Company to fix
       their remuneration

5.     Authorize the Directors of the Company, pursuant          Mgmt          No vote                        *
       to the Rules Governing the Listing of Securities
       on The Stock Exchange of Hong Kong Limited
       [Listing Rules], to allot, issue or otherwise
       deal with unissued shares in the capital of
       the Company and to make or grant offers, agreements
       and options, including warrants to subscribe
       for shares of the Company during and after
       the relevant period, not exceeding the aggregate
       of 20% of the aggregate nominal amount of the
       share capital of the Company and the aggregate
       nominal amount of any share capital of the
       Company purchased by the Company [up to a maximum
       equivalent to 10% of the aggregate nominal
       amount of the issued share capital of the Company],
       otherwise than pursuant to: i] a rights issue;
       or ii] the exercise of any options granted
       under all Share Option Schemes of the Company
       adopted from time to time in accordance with
       the Listing Rules; or iii] any scrip dividend
       or similar arrangement providing for the allotment
       and issue of shares in lieu of the whole or
       part of a dividend on shares in the Company
       in accordance with the Articles of Association
       of the Company in force from time to time;
       or iv] any issues of shares of the Company
       upon the exercise of rights of subscription
       or conversion under the terms of any warrants
       of the Company or convertible securities; [Authority
       expires the earlier of the conclusion of the
       next AGM of the Company or the expiration of
       the period within which the next AGM is required
       by the Articles of Association of the Company
       or any other applicable law of the Cayman Islands
       to be held]

6.     Authorize the Directors of the Company to purchase        Mgmt          No vote                        *
       shares of the Company during the relevant period,
       on The Stock Exchange of Hong Kong Limited
       [Stock Exchange] or any other stock exchange
       on which the shares may be listed and recognized
       by the Securities and Futures Commission of
       the Hong Kong Code and the Stock Exchange for
       such purpose, and otherwise in accordance with
       the rules and regulations of the Securities
       and Futures Commission of Hong Kong, the Stock
       Exchange, the Companies Law, Chapter 22 [Law
       3 of 1961, as consolidated and revised] of
       the Cayman Islands and all other applicable
       laws in this regard, not exceeding 10% of the
       aggregate nominal amount of the issued share
       capital of the Company; [Authority expires
       the earlier of the conclusion of the next AGM
       of the Company or the expiration of the period
       within which the next AGM is required by the
       Articles of Association of the Company or any
       other applicable law of the Cayman Islands
       to be held]

7.     Approve, conditional on the passing of Resolutions        Mgmt          No vote                        *
       5 and 6, to extend the general mandate granted
       to the Directors of the Company pursuant to
       Resolution 5 by addition to the aggregate nominal
       amount of the shares which may be allotted
       by the Directors of the Company pursuant to
       or in accordance with such general mandate
       of an amount representing the aggregate nominal
       amount of the share capital of the Company
       purchased by the Company pursuant to or in
       accordance with the authority granted under
       Resolution 6

8.     Approve, subject to and conditional upon the              Mgmt          No vote                        *
       Listing Committee of the Stock Exchange granting
       the listing of, and permission to deal in,
       such number of shares of the Company which
       may fall to be allotted and issued pursuant
       to the exercise of the options which may be
       granted under the Share Option Scheme adopted
       by the Company on 25 NOV 2002 [Share Option
       Scheme], representing 10% of the issued share
       capital of the Company as at the day on which
       this resolution is passed, pursuant to the
       rules of the Share Option Scheme, to refresh
       the 10% mandate under the Share Option Scheme
       [Refreshed Scheme Mandate] provided that the
       total number of shares of the Company which
       may be allotted and issued upon the exercise
       of all options to be granted under the Share
       Option Scheme and any other Share Option Schemes
       of the Company under the limit as refreshed
       hereby shall not exceed 10% of the aggregate
       nominal amount of the issued share capital
       of the Company as at the day on which this
       resolution is passed [options previously granted
       under the Share Option Scheme and any other
       share option schemes of the Company [including
       options outstanding, cancelled, lapsed or exercised
       in accordance with the terms of the Share Option
       Scheme or any other Share Option Schemes of
       the Company] shall not be counted for the purpose
       of calculating the Refreshed Scheme Mandate];
       and authorize the Directors of the Company
       or a duly authorized Committee [i] at their
       absolute discretion, to grant options to subscribe
       for shares of the Company within the Refreshed
       Scheme Mandate in accordance with the rules
       of the Share Option Scheme, and [ii] to allot,
       issue and deal with Shares pursuant to the
       exercise of options granted under the Share
       Option Scheme within the Refreshed Scheme Mandate

       PLEASE NOTE THAT THIS IS A REVISION DUE TO RECEIPT        Non-Voting
       OF ACTUAL RECORD DATE. IF YOU HAVE ALREADY
       SENT IN YOUR VOTES, PLEASE DO NOT RETURN THIS
       PROXY FORM UNLESS YOU DECIDE TO AMEND YOUR
       ORIGINAL INSTRUCTIONS. THANK YOU.

--------------------------------------------------------------------------------------------------------------------------
 KINGBOARD CHEMICAL HOLDINGS LTD                                                             Agenda Number:  702310121
--------------------------------------------------------------------------------------------------------------------------
    Security:  G52562140                                                             Meeting Type:  AGM
      Ticker:                                                                        Meeting Date:  26-Apr-2010
        ISIN:  KYG525621408
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

-      PLEASE NOTE THAT SHAREHOLDERS ARE ALLOWED TO              Non-Voting
       VOTE ''IN FAVOR" OR "AGAINST"    FOR ALL RESOLUTIONS.
       THANK YOU.

1      Receive the audited financial statements and              Mgmt          No vote                        *
       the Directors' report and the    Independent
       Auditor's report thereon for the YE 31 DEC
       2009

2      Declare a final dividend                                  Mgmt          No vote                        *

3.A    Re-elect Mr. Cheung Kwong Kwan as an Executive            Mgmt          No vote                        *
       Director of the Company

3.B    Re-elect Mr. Chang Wing Yiu as an Executive               Mgmt          No vote                        *
       Director of the Company

3.C    Re-elect  Mr. Ho Yin Sang as an Executive Director        Mgmt          No vote                        *
       of the Company

3.D    Re-elect  Mr. Mok Cham Hung, Chadwick as an               Mgmt          No vote                        *
       Executive Director of the Company

3.E    Authorize the Board of Directors of the Company           Mgmt          No vote                        *
       to fix the Directors          remuneration

4      Re-appoint the Auditor and authorize the Board            Mgmt          No vote                        *
       of Directors to fix their      remuneration

5.A    Authorize the Directors of the Company  Directors         Mgmt          No vote                        *
       , subject to this           resolution to allot,
       issue and deal with additional shares of the
       Company     Shares  or securities convertible
       into Shares, or options, warrants or
       similar rights to subscribe for any Shares,
       and to make or grant offers,      agreements
       and options which might require the exercise
       of such power be and  is hereby generally and
       unconditionally during and after the end of
       the       relevant period, not exceeding 20%
       of the aggregate nominal amount of the
       issued share capital of the Company otherwise
       than pursuant to: i) a Rights   Issue; ii)
       the exercise of rights of subscription or conversion
       under the     terms of any warrants issued
       by the Company or any securities which are
       convertible into Shares; iii) the exercise
       of any option scheme or similar    arrangement;
       or iv) any .CONTD..

-      CONTD.. scrip dividend or similar arrangement             Non-Voting
       providing for the allotment of  Shares in lieu
       of the whole or part of a dividend on Shares
       in accordance     with the Articles of Association
       of the Company ;  Authority expires the
       earlier of the conclusion of the next AGM
       of the Company or the expiration of the period
       within which the next AGM of the Company is
       required by any        applicable laws or the
       Articles of Association of the Company to be
       held

5.B    Authorize the Directors of the Company  "Directors"       Mgmt          No vote                        *
       during the relevant      period to repurchase
       shares of the Company  "Shares"  or securities
       convertible into Shares on The Stock
       Exchange of Hong Kong Limited  "Stock    Exchange"
       or on any other stock exchange on which the
       securities of the      Company may be listed
       and recognized for this purpose by the Securities
       and   Futures Commission of Hong Kong and the
       Stock Exchange under the Hong Kong    Code
       on share repurchases and, subject to and in
       accordance with all          applicable laws
       and regulations, the aggregate nominal amount
       of the          securities which may be repurchased
       by the Company pursuant to this           Resolution
       during the relevant period shall not exceed
       10% of the aggregate   nominal amount of the
       share capital of the Company in issue at the
       date of    the passing ..CONTD.

-      CONTD.. of this Resolution and the approval               Non-Voting
       granted under this Resolution     shall be
       limited accordingly;  Authority expires the
       earlier of the           conclusion of the
       next AGM of the Company or the expiration of
       the period     within which the next AGM of
       the Company is required by any applicable laws
       or the Articles of Association of the Company
       to be held

5.C    Approve, conditional upon the passing of Resolutions      Mgmt          No vote                        *
       5A and 5B as specified,  the general mandate
       granted to the Directors of the Company to
       allot, issue   or otherwise deal with shares
       of the Company pursuant to Resolution 5A above
       be extended by the addition to the aggregate
       nominal amount of the shares of  the Company
       of an amount representing the aggregate nominal
       amount of the     share capital of the Company
       repurchased by the Company under the authority
       granted pursuant to Resolution 5B above,
       provided that such amount shall not  exceed
       10% of the aggregate nominal amount of the
       share capital of the        Company in issue
       at the date of the passing of this resolution

--------------------------------------------------------------------------------------------------------------------------
 KINGBOARD CHEMICAL HOLDINGS LTD, GEORGE TOWN                                                Agenda Number:  702456181
--------------------------------------------------------------------------------------------------------------------------
    Security:  G52562140                                                             Meeting Type:  EGM
      Ticker:                                                                        Meeting Date:  21-Jun-2010
        ISIN:  KYG525621408
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

CMMT   PLEASE NOTE IN THE HONG KONG MARKET THAT A VOTE           Non-Voting
       OF "ABSTAIN" WILL BE TREATED  THE SAME AS A
       "TAKE NO ACTION" VOTE.

1      Approve the continuing connected transaction              Mgmt          No vote                        *
       contemplated by the Drill Bits   Agreement
       and the Proposed Annual Caps  such terms shall
       have the meaning as  defined in the circular
       to the shareholders of the Company dated 27
       MAY 2010  and authorize any Director of the
       Company to do, approve and transact all
       such acts and things as they may in their
       discretion consider necessary or    desirable
       in connection therewith

--------------------------------------------------------------------------------------------------------------------------
 KINGDEE INTL SOFTWARE GROUP CO LTD                                                          Agenda Number:  702349413
--------------------------------------------------------------------------------------------------------------------------
    Security:  G52568147                                                             Meeting Type:  AGM
      Ticker:                                                                        Meeting Date:  12-May-2010
        ISIN:  KYG525681477
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

-      PLEASE NOTE THAT SHAREHOLDERS ARE ALLOWED TO              Non-Voting
       VOTE "IN FAVOR" OR "AGAINST" FOR ALL RESOLUTIONS.
       THANK YOU.

1      Receive the audited consolidated accounts, the            Mgmt          No vote                        *
       report of the Directors of the Company  the
       Directors  and the report of the Auditors of
       the Company for the YE 31 DEC 2009

2      Declare a final dividend for the YE 31 DEC 2009           Mgmt          No vote                        *

3.A    Re-elect Mr. Xu Shao Chun as a Director of the            Mgmt          No vote                        *
       Company

3.B    Re-elect Mr. Chen Deng Kun as a Director of               Mgmt          No vote                        *
       the   Company

3.C    Re-elect Ms. Yang Zhou Nan as a Director of               Mgmt          No vote                        *
       the   Company

4      Authorize the Board of Directors  the Board               Mgmt          No vote                        *
       to fix the remuneration of the   Directors

5      Re-appoint PricewaterhouseCoopers as the Auditors         Mgmt          No vote                        *
       of the Company and          authorize the Board
       to fix their remuneration

6.A    Authorize the Directors, i) subject to sub-paragraph      Mgmt          No vote                        *
       (iii) of this            resolution, pursuant
       to the Rules Governing the Listing of Securities
       on The  Stock Exchange of Hong Kong Limited
       the Stock Exchange   the Listing Rules , the
       exercise by the Directors during the Relevant
       Period of all the powers of the Company to
       allot, issue or otherwise deal with additional
       shares in the   capital of the Company and
       to make or grant offers, agreements and options
       including bonds, warrants and securities
       or debentures convertible into such  shares
       or options  which might require the exercise
       of such powers either     during or after the
       Relevant Period, be and is hereby generally
       and           unconditionally approved; ii)
       the approval in sub-paragraph (i) of this
       resolution shall authorize the Directors
       during the Relevant Period to make   or grant
       offers, agreements and options which would
       or might require the      exercise of such
       powers after the CONTD.

-      CONTD. end of the Relevant Period; iii) the               Non-Voting
       aggregate nominal amount of share capital allotted
       or agreed conditionally or unconditionally
       to be allotted    whether pursuant to an option
       or otherwise  by the Directors pursuant to
       the  approval in sub-paragraph (i) of this
       resolution, otherwise than pursuant to  a)
       a rights issue; b) the exercise of warrants
       to subscribe for shares of the Company or any
       securities which are convertible into shares
       of the Company or the exercise of options granted
       under any share option schemes adopted by the
       Company; or c) an issue of shares of the Company
       in lieu of the whole or part of a dividend
       on shares of the Company in accordance with
       the Articles of     Association of the Company,
       shall not exceed 20% of the aggregate nominal
       amount of the share capital of the Company
       in issue as at the date of the     passing
       of this resolution and this approval shall
       be limited accordingly;    CONTD.

-      CONTD. and  Authority expires at the conclusion           Non-Voting
       of the next AGM of the        Company; the
       expiration of the period within which the next
       AGM of the        Company is required by the
       Articles of Association of the Company or any
       applicable laws to be held

6.B    Authorize the Directors, i) subject to sub-paragraph      Mgmt          No vote                        *
       ii) below, the exercise  by the Directors during
       the Relevant Period of all powers of the Company
       to   repurchase issued shares in the capital
       of the Company on the Stock Exchange  or any
       other stock exchange on which the shares of
       the Company may be listed  and recognized by
       the Securities and Futures Commission of Hong
       Kong and the  Stock Exchange for such purpose,
       subject to and in accordance with all
       applicable laws and the requirements of the
       Listing Rules or of any other     stock exchange
       as amended from time to time, be and is hereby
       generally and   unconditionally approved; ii)
       the aggregate nominal amount of shares of the
       Company which the Company is authorized to
       repurchase pursuant to the         approval
       CONTD.

-      CONTD. in sub-paragraph (i) above shall not               Non-Voting
       exceed 10% of the aggregate       nominal amount
       of the share capital of the Company in issue
       as at the date of the passing of this resolution,
       and this approval shall be limited
       accordingly; and  Authority expires at the
       conclusion of the next AGM of the  Company;
       the expiration of the period within which the
       next AGM of the        Company is required
       by the Articles of Association of the Company
       or any      applicable laws to be held

6.C    Approve, conditional upon Ordinary Resolutions            Mgmt          No vote                        *
       No. 6(A) and 6(B) above being  passed, the
       aggregate nominal amount of shares of the Company
       which are       repurchased by the Company
       under the authority granted to the Directors
       as    mentioned in Ordinary Resolution No.
       6(B) above shall be added to the         aggregate
       nominal amount of share capital of the Company
       that may be allotted or agreed conditionally
       or unconditionally to be allotted by the Directors
       pursuant to Ordinary Resolution No. 6(A)
       above

       PLEASE NOTE THAT THIS IS A REVISION DUE TO RECEIPT        Non-Voting
       OF ACTUAL RECORD DATE. IF YOU HAVE ALREADY
       SENT IN YOUR VOTES, PLEASE DO NOT RETURN THIS
       PROXY FORM UNLESS YOU DECIDE TO AMEND YOUR
       ORIGINAL INSTRUCTIONS. THANK YOU.

--------------------------------------------------------------------------------------------------------------------------
 LEE & MAN PAPER MANUFACTURING LTD, GEORGE TOWN                                              Agenda Number:  702484293
--------------------------------------------------------------------------------------------------------------------------
    Security:  G5427W130                                                             Meeting Type:  EGM
      Ticker:                                                                        Meeting Date:  24-Jun-2010
        ISIN:  KYG5427W1309
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

CMMT   PLEASE NOTE THAT THE COMPANY NOTICE IS AVAILABLE          Non-Voting
       BY CLICKING ON THE URL LINK:  http://www.hkexnews.hk/listedco/listconews/sehk/20100602/LTN20100602783.pdf

CMMT   PLEASE NOTE THAT SHAREHOLDERS ARE ALLOWED TO              Non-Voting
       VOTE 'IN FAVOR' OR 'AGAINST' FOR ALL THE RESOLUTIONS.
       THANK YOU.

1      Approve the New Electricity Services Agreement            Mgmt          No vote                        *
       and the annual caps and the    transactions
       contemplated thereunder for providing services
       to generate       electricity, as specified

2      Approve the New Steam Services Agreement and              Mgmt          No vote                        *
       the annual caps and the          transactions
       contemplated thereunder for providing services
       to generate       steam, as specified

--------------------------------------------------------------------------------------------------------------------------
 LIANHUA SUPERMARKET HOLDINGS CO LTD                                                         Agenda Number:  702049948
--------------------------------------------------------------------------------------------------------------------------
    Security:  Y5279F102                                                             Meeting Type:  EGM
      Ticker:                                                                        Meeting Date:  02-Sep-2009
        ISIN:  CNE1000003P2
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

       PLEASE NOTE THAT THE SHAREHOLDERS ARE ALLOWED             Non-Voting
       TO VOTE 'IN FAVOR' OR 'AGAINST' FOR ALL RESOLUTIONS.
       THANK YOU.

1.     Approve the Sale and Purchase Agreement and               Mgmt          No vote                        *
       the transactions contemplated thereunder

S.2    Approve the amendments to the Articles of Association     Mgmt          No vote                        *

--------------------------------------------------------------------------------------------------------------------------
 LIANHUA SUPERMARKET HOLDINGS CO LTD                                                         Agenda Number:  702067491
--------------------------------------------------------------------------------------------------------------------------
    Security:  Y5279F102                                                             Meeting Type:  EGM
      Ticker:                                                                        Meeting Date:  02-Sep-2009
        ISIN:  CNE1000003P2
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

       PLEASE NOTE THAT THIS IS AN AMENDMENT TO MEETING          Non-Voting
       ID: 598948 DUE TO ADDITION OF RESOLUTION. ALL
       VOTES RECEIVED ON THE PREVIOUS MEETING WILL
       BE DISREGARDED AND YOU WILL NEED TO REINSTRUCT
       ON THIS MEETING NOTICE. THANK YOU.

       PLEASE NOTE THAT THE SHAREHOLDERS ARE ALLOWED             Non-Voting
       TO VOTE 'IN FAVOR' OR 'AGAINST' FOR ALL RESOLUTIONS.
       THANK YOU.

1.     Approve the Sale and Purchase Agreement and               Mgmt          No vote                        *
       the transactions contemplated thereunder

2.     Approve the appointment of Mr. Kazuyasu Misu              Mgmt          No vote                        *
       as a Non-Executive Director of the Company

S.3    Approve the amendments to the Articles of Association     Mgmt          No vote                        *

       PLEASE NOTE THAT THIS IS A REVISION DUE TO RECEIPT        Non-Voting
       OF CONSERVATIVE CUT-OFF. IF YOU HAVE ALREADY
       SENT IN YOUR VOTES, PLEASE DO NOT RETURN THIS
       PROXY FORM UNLESS YOU DECIDE TO AMEND YOUR
       ORIGINAL INSTRUCTIONS. THANK YOU.

--------------------------------------------------------------------------------------------------------------------------
 LIANHUA SUPERMARKET HOLDINGS CO LTD                                                         Agenda Number:  702421431
--------------------------------------------------------------------------------------------------------------------------
    Security:  Y5279F102                                                             Meeting Type:  AGM
      Ticker:                                                                        Meeting Date:  23-Jun-2010
        ISIN:  CNE1000003P2
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

CMMT   PLEASE NOTE THAT THE COMPANY NOTICE IS AVAILABLE          Non-Voting
       BY CLICKING ON THE URL LINK: http://www.hkexnews.hk/listedco/listconews/sehk/20100506/LTN201005061055.pdf

CMMT   PLEASE NOTE THAT SHAREHOLDERS ARE ALLOWED TO              Non-Voting
       VOTE "IN FAVOR" OR "AGAINST" FOR ALL RESOLUTIONS.
       THANK YOU.

1      Approve the report of the Board of Directors              Mgmt          No vote                        *
       of the Company  the "Board"  for the YE 31
       DEC 2009

2      Approve the report of the Supervisory Committee           Mgmt          No vote                        *
       of the Company for the YE 31  DEC 2009

3      Approve the consolidated audited financial statements     Mgmt          No vote                        *
       of the Company and the  report of the international
       auditors for the YE 31 DEC 2009

4      Approve the profit distribution proposal of               Mgmt          No vote                        *
       the Company and the relevant      declaration
       and payment of a final dividend of RMB0.16
       per share (inclusive   of tax) of the Company
       for the YE 31 DEC 2009

5      Re-appointment of Shanghai Certified Public               Mgmt          No vote                        *
       Accountants as the Company's PRC  Auditors
       and Deloitte Touche Tohmatsu as the Company's
       International Auditors for the period from
       the conclusion of the AGM of the Company for
       the year     2009 to the conclusion of the
       AGM of the Company for the year 2010 and
       authorize the Board to fix their respective
       remuneration

6      Appointment of Mr. Tang Qi as the Executive               Mgmt          No vote                        *
       Director if the 3rd session of    the Board

7      Other matters, if any                                     Mgmt          No vote                        *

S.1    Authorize the Board to issue, allot and deal              Mgmt          No vote                        *
       with any additional H Shares not exceeding
       the aggregate of 20% of the aggregate nominal
       amount of the H       Shares in issue at the
       date of passing this resolution

S.2    Amend the Articles of Association of the Company          Mgmt          No vote                        *
       and authorize any two        Executive Directors
       of the Board to make further amendments to
       the Articles   of Association in accordance
       with the opinions of the relevant regulatory
       authorities

--------------------------------------------------------------------------------------------------------------------------
 LONKING HOLDINGS LTD                                                                        Agenda Number:  702391525
--------------------------------------------------------------------------------------------------------------------------
    Security:  G5636C107                                                             Meeting Type:  AGM
      Ticker:                                                                        Meeting Date:  28-May-2010
        ISIN:  KYG5636C1078
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

-      PLEASE NOTE THAT SHAREHOLDERS ARE ALLOWED TO              Non-Voting
       VOTE 'IN FAVOR' OR 'AGAINST' FOR ALL RESOLUTIONS.
       THANK YOU.

1      Receive the audited consolidated financial statements     Mgmt          No vote                        *
       and the reports of the  Directors of the Company
       the Directors  and the Auditors of the Company
       (the Auditors  for the YE 31 DEC 2009

2      Declare a final dividend of HKD 0.07 per share            Mgmt          No vote                        *
       for the YE 31 DEC 2009 as      recommended
       by the Board of Directors

3.i    Re-elect Mr. Li San Yim as an Executive Director          Mgmt          No vote                        *

3.ii   Re-elect Mr. Qiu Debo as an Executive Director            Mgmt          No vote                        *

3.iii  Re-elect Mr. Luo Jianru as an Executive Director          Mgmt          No vote                        *

3.iv   Re-elect Dr. Mou Yan Qun as an Executive Director         Mgmt          No vote                        *

3.v    Re-elect Mr. Chen Chao as an Executive Director           Mgmt          No vote                        *

3.vi   Re-elect Mr. Lin Zhong Ming as an Executive               Mgmt          No vote                        *
       Director

3.vii  Re-elect Ms. Ngai Ngan Ying as a Non-Executive            Mgmt          No vote                        *
       Director

3viii  Re-elect Ms. Pan Longqing as a Non-Executive              Mgmt          No vote                        *
       Director

3.ix   Re-elect Dr. Qian Shizheng as an Independent              Mgmt          No vote                        *
       Non-Executive Director

3.x    Re-elect Mr. Han Xuesong as an Independent Non-Executive  Mgmt          No vote                        *
       Director

3.xi   Authorize the Board of Directors to fix the               Mgmt          No vote                        *
       remuneration of the Directors

4.i    Appointment of Ms. Fang Deqin as an Executive             Mgmt          No vote                        *
       Director

4.ii   Authorize the Board of Directors to fix the               Mgmt          No vote                        *
       remuneration of Ms. Fang Deqin

5      Re-appointment of Messrs. Deloitte Touche Tohmatsu        Mgmt          No vote                        *
       as an Auditor of the       Company and authorize
       the Board of Directors to fix their remuneration

6      Authorize the Directors to allot, issue and               Mgmt          No vote                        *
       deal with new shares of the       Company

7      Authorize the Directors to repurchase the shares          Mgmt          No vote                        *
       of the Company

8      Authorize the Directors to allot, issue and               Mgmt          No vote                        *
       deal with new shares under        Resolution
       6 by the number of shares repurchased by the
       Company under         Resolution 7

CMMT   PLEASE NOTE THAT THE COMPANY NOTICE IS AVAILABLE          Non-Voting
       BY CLICKING ON THE URL LINK:  http://www.hkexnews.hk/listedco/listconews/sehk/20100426/LTN20100426296.pdf

--------------------------------------------------------------------------------------------------------------------------
 ORIENT OVERSEAS INTL LTD                                                                    Agenda Number:  702349350
--------------------------------------------------------------------------------------------------------------------------
    Security:  G67749153                                                             Meeting Type:  AGM
      Ticker:                                                                        Meeting Date:  07-May-2010
        ISIN:  BMG677491539
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

-      PLEASE NOTE THAT SHAREHOLDERS ARE ALLOWED TO              Non-Voting
       VOTE 'IN FAVOR' OR 'AGAINST' FOR ALL THE RESOLUTIONS.
       THANK YOU.

1      Adopt the audited Financial Statements and the            Mgmt          No vote                        *
       reports of the Directors and   the Auditor
       for the YE 31 DEC 2009

2.a    Re-election of  Mr. TUNG Chee Chen as a Director          Mgmt          No vote                        *

2.b    Re-election of Mr. TUNG Lieh Sing Alan as a               Mgmt          No vote                        *
       Director

2.c    Re-election of Professor WONG Yue Chim Richard            Mgmt          No vote                        *
       as a Director

3      Authorize the Board of Directors to fix the               Mgmt          No vote                        *
       Directors' remuneration

4      Re-appointment of PricewaterhouseCoopers as               Mgmt          No vote                        *
       the Auditor and to authorise the  Board of
       Directors to fix their remuneration

5.a    Authorize the Directors to allot, issue and               Mgmt          No vote                        *
       otherwise deal with the shares    as specified
       or additional shares of the Company and to
       make, issue or grant offers, agreements, options
       or warrants which will or might require the
       exercise of such mandate either during
       or after the relevant period,          otherwise
       than pursuant to a right issue, bonus issue,
       issue of scrip         dividends or the exercise
       of rights of subscription or conversion under
       the   terms of any shares, bonds, warrants
       or other securities carrying a right to  subscribe
       for or purchase shares of the Company issued
       by the Company CONTD.

-      CONTD. or a subsidiary or whose issue is authorized       Non-Voting
       on or prior to the date   this resolution is
       passed not exceeding 20% of the aggregate nominal
       amount   of the share capital of the Company
       in issue as at the date of passing of     this
       resolution

5.b    Authorize the Directors to purchase the shares            Mgmt          No vote                        *
       as specified  during the      relevant period,
       to purchase the shares, provided however that
       the aggregate  nominal amount of such shares,
       or  as the case may be , conversion,
       subscription or purchase rights attaching
       to the respective securities, to be purchased
       shall not exceed 10% of the aggregate nominal
       amount of the shares, or  as the case may be
       conversion, subscription or purchase rights
       attaching to those securities, in issue as
       at the date of passing of this resolution;
       Authority expires the earlier of conclusion
       of the next AGM of the Company or the expiration
       of the period within which the next AGM of
       the Company is      required by Bermuda laws
       or the Bye-laws of the Company to be held

5.c    Approve to extend the general mandate granted             Mgmt          No vote                        *
       to the Directors to allot       Shares pursuant
       to the resolution as specified in Resolution
       5.A by the       addition thereto of an amount
       representing the aggregate nominal amount of
       the share capital of the Company purchased,
       or that share capital which would fall to be
       subscribed or purchased pursuant to the conversion,
       subscription   or purchase rights attaching
       to any other securities purchased, by the
       Company pursuant to the authority granted
       by the resolution specified in      Resolution
       5.B, provided that such amount shall not exceed
       10% of the         aggregate nominal amount
       of the shares, or  as the case may be  conversion,
       subscription or purchase rights attaching
       to those securities, in issue as at the date
       of passing of this resolution

--------------------------------------------------------------------------------------------------------------------------
 PING AN INS GROUP CO CHINA LTD                                                              Agenda Number:  702144534
--------------------------------------------------------------------------------------------------------------------------
    Security:  Y69790106                                                             Meeting Type:  EGM
      Ticker:                                                                        Meeting Date:  18-Dec-2009
        ISIN:  CNE1000003X6
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1.     Approve the Bank deposits arrangements between            Mgmt          No vote                        *
       the Company and its subsidiaries and The Hongkong
       and Shanghai Banking Corporation Limited as
       referred to in the announcement [the "Announcement"]
       of the Company published on 27 OCT 2009 on
       the website of The Stock Exchange of Hong Kong
       Limited [http://www.hkexnews.hk] and the Company's
       website [http://www.pingan.com] and dispatched
       to the Shareholders of the Company together
       with this notice and the proposed annual cap
       for the said Bank deposits arrangements in
       the amount of USD 1,500 million on any given
       day for each of the 3 years ending 31 DEC 2012;
       and authorize the Board of Directors of the
       Company to do all such acts and things and
       execute such documents and take all steps which
       in its opinion may be necessary, desirable
       or expedient in relation to the said bank deposits
       arrangements

2.     Approve the Bank deposits arrangements between            Mgmt          No vote                        *
       the Company and its subsidiaries and Industrial
       and Commercial Bank of China Limited and Industrial
       and Commercial Bank of China [Asia] Limited
       as referred to in the Announcement and the
       proposed annual cap for the said bank deposits
       arrangements in the amount of RMB 43,200 million
       on any given day for each of the 3 years ending
       31 DEC 2012; and authorize the Board of Directors
       of the Company to do all such acts and things
       and execute such documents and take all steps
       which in its opinion may be necessary, desirable
       or expedient in relation to the said bank deposits
       arrangements

3.     Approve the Bank deposits arrangements between            Mgmt          No vote                        *
       the Company and its subsidiaries and Bank of
       Communications Co., Ltd. as referred to in
       the announcement published on 27 OCT 2009 on
       the website of the Shanghai Stock Exchange
       [http://www.sse.cm.cn] and the Company's website
       [http://www.pingan.com] and the proposed annual
       cap for the said bank deposits arrangements
       in the amount of RMB 39,000 million on any
       given day for each of the 2 years ending 31
       DEC 2012; and authorize the Board of Directors
       of the Company to do all such acts and things
       and execute such documents and take all steps
       which in its opinion may be necessary, desirable
       or expedient in relation to the said bank deposits
       arrangements

4.     Approve the Company's policy on the appointment           Mgmt          No vote                        *
       of Auditors as referred to in the announcement
       published on 27 OCT 2009 on the website of
       the Shanghai Stock Exchange [http://www.sse.com.cn]
       and the Company's website [http://www.pingan.com]

5.     Approve the appointment of Mr. Guo Limin as               Mgmt          No vote                        *
       a Non-Executive Director of the Company as
       referred to in the Announcement

--------------------------------------------------------------------------------------------------------------------------
 PING AN INSURANCE (GROUP) COMPANY OF CHINA LTD                                              Agenda Number:  702027423
--------------------------------------------------------------------------------------------------------------------------
    Security:  Y69790106                                                             Meeting Type:  EGM
      Ticker:                                                                        Meeting Date:  07-Aug-2009
        ISIN:  CNE1000003X6
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

S.1    Authorize the Directors of the Company, subject           Mgmt          No vote                        *
       to the satisfaction or waiver [where appropriate]
       of the conditions as specified in the Share
       Purchase Agreement and the Listing Committee
       of The Stock Exchange of Hong Kong Limited
       granting approval for the listing of, and permission
       to deal in, the Consideration Shares, to: a]
       allot and issue the Consideration Shares as
       specified, in accordance with the terms and
       conditions of the Share Purchase Agreement;
       and b] do all acts and things in connection
       with the allotment and issue of the Consideration
       Shares; and to make amendments to the Articles
       of Association of the Company as they think
       fit as a result of the allotment and issuance
       of the Consideration Shares as specified in
       this resolution, which include: a] amendments
       to Article 21 [regarding details of the approval
       and the number of issued shares] and Article
       24 [regarding the registered capital of the
       Company] of the Articles of Association of
       the Company; and amendments to corresponding
       articles in the Articles of Association of
       the Company to reflect the actual situation
       after the completion of the issuance of Consideration
       Shares

--------------------------------------------------------------------------------------------------------------------------
 PING AN INSURANCE (GROUP) COMPANY OF CHINA LTD                                              Agenda Number:  702027435
--------------------------------------------------------------------------------------------------------------------------
    Security:  Y69790106                                                             Meeting Type:  CLS
      Ticker:                                                                        Meeting Date:  07-Aug-2009
        ISIN:  CNE1000003X6
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

S.1    Authorize the Directors of the Company: subject           Mgmt          No vote                        *
       to the satisfaction or waiver [where appropriate]
       of the conditions set out in the Share Purchase
       Agreement [as defined in the circular of the
       Company dated 23 JUN 2009 [the "Circular"]
       and the Listing Committee of The Stock Exchange
       of Hong Kong Limited granting the approval
       for the listing of, and permission to deal
       in, the Consideration Shares, to: [a] allot
       and issue the Consideration Shares [as defined
       in the Circular] in accordance with the terms
       and conditions of the Share Purchase Agreement;
       and [b] do all acts and things in connection
       with the allotment and issue of the Consideration
       Shares; and to make amendments to the Articles
       of Association of the Company as they think
       fit as a result of the allotment and issuance
       of the Consideration Shares as provided in
       this resolution, which include: [a] amendments
       to Article 21 [regarding details of the approval
       and the number of issued shares] and Article
       24 [regarding the registered capital of the
       Company] of the Articles of Association of
       the Company; and [b] amendments to corresponding
       Articles in the Articles of Association of
       the Company to reflect the actual situation
       after the completion of the issuance of Consideration
       Shares

--------------------------------------------------------------------------------------------------------------------------
 PING AN INSURANCE (GROUP) COMPANY OF CHINA LTD                                              Agenda Number:  702402049
--------------------------------------------------------------------------------------------------------------------------
    Security:  Y69790106                                                             Meeting Type:  AGM
      Ticker:                                                                        Meeting Date:  29-Jun-2010
        ISIN:  CNE1000003X6
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

CMMT   PLEASE NOTE THAT IMPORTANT ADDITIONAL MEETING             Non-Voting
       INFORMATION IS AVAILABLE BY     CLICKING ON
       THE MATERIAL URL LINK:
       http://www.hkexnews.hk/listedco/listconews/sehk/20100427/LTN201004271129.pdf

1      Approve the report of the Board of Directors              Mgmt          No vote                        *
       of the Company for the YE 31 DEC 2009

2      Approve the report of the Supervisory Committee           Mgmt          No vote                        *
       of the Company for the YE 31  DEC 2009

3      Approve the annual report of the Company and              Mgmt          No vote                        *
       its summary for the YE 31 DEC    2009

4      Approve the report of the Auditors and audited            Mgmt          No vote                        *
       financial statements of the    Company for
       the YE 31 DEC 2009

5      Approve the profit distribution plan and the              Mgmt          No vote                        *
       recommendation for the final     dividend for
       the YE 31 DEC 2009

6      Re-appointment of Ernst & Young Hua Ming as               Mgmt          No vote                        *
       the PRC Auditors and Ernst &      Young as
       the international Auditors of the Company to
       hold office until the   conclusion of the next
       AGM and to authorize the Board of Directors
       to fix     their remuneration

7      Appointment of Mr. David Fried as a Non-executive         Mgmt          No vote                        *
       Director of the Company

S.8    Amend the Articles of Association of the Company,         Mgmt          No vote                        *
       and to authorize the Board  of Directors to
       make further amendments to the Articles of
       Association of the Company that it considers
       necessary, appropriate or expedient in accordance
       with the applicable laws and regulations,
       and the requirements of China       Insurance
       Regulatory Commission and other relevant regulatory
       authorities

S.9    Approve to give a general mandate to the Board            Mgmt          No vote                        *
       of Directors to issue, allot   and deal with
       additional H shares not exceeding 20% of the
       H shares of the    Company in issue and authorize
       the Board of Directors to make corresponding
       amendments to the Articles of Association
       as it thinks fit so as to reflect   the new
       capital structure upon the allotment or issuance
       of shares

       To consider and review the Performance Report             Non-Voting
       of the Directors for the Year 2009 of the Company

       To consider and review the "Report on Connected           Non-Voting
       Transactions and Implementation of Management
       System of Connected Transactions for 2009

       PLEASE NOTE THAT THIS IS A REVISION DUE TO ADDITION       Non-Voting
       of RESOLUTIONS. IF YOU HAVE ALREADY SENT IN
       YOUR VOTES, PLEASE DO NOT RETURN THIS PROXY
       FORM UNLESS YOU DECIDE TO AMEND YOUR ORIGINAL
       INSTRUCTIONS. THANK YOU.

--------------------------------------------------------------------------------------------------------------------------
 PING AN INSURANCE (GROUP) COMPANY OF CHINA LTD                                              Agenda Number:  702430149
--------------------------------------------------------------------------------------------------------------------------
    Security:  Y69790106                                                             Meeting Type:  AGM
      Ticker:                                                                        Meeting Date:  29-Jun-2010
        ISIN:  CNE1000003X6
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

       PLEASE NOTE THAT THIS IS AN AMENDMENT TO MEETING          Non-Voting
       ID 695378 DUE TO ADDITION OF RESOLUTION. ALL
       VOTES RECEIVED ON THE PREVIOUS MEETING WILL
       BE DISREGARDED AND YOU WILL NEED TO REINSTRUCT
       ON THIS MEETING NOTICE. THANK YOU.

       PLEASE NOTE THAT IMPORTANT ADDITIONAL MEETING             Non-Voting
       INFORMATION IS AVAILABLE BY CLICKING ON THE
       MATERIAL URL LINK: http://www.hkexnews.hk/listedco/listconews/sehk/20100427/LTN201004271129.pdf
       & http://www.hkexnews.hk/listedco/listconews/sehk/20100511/LTN20100511535.pdf

1.     Approve the report of the Board of Directors              Mgmt          No vote                        *
       of the Company for the YE 31 DEC 2009

2.     Approve the report of the Supervisory Committee           Mgmt          No vote                        *
       of the Company for the YE 31 DEC 2009

3.     Approve the annual report of the Company and              Mgmt          No vote                        *
       its summary for the YE 31 DEC 2009

4.     Approve the report of the Auditors and audited            Mgmt          No vote                        *
       financial statements of the Company for the
       YE 31 DEC 2009

5.     Approve the profit distribution plan and the              Mgmt          No vote                        *
       recommendation for the final dividend for the
       YE 31 DEC 2009

6.     Re-appointment of Ernst & Young Hua Ming as               Mgmt          No vote                        *
       the PRC Auditors and Ernst & Young as the international
       Auditors of the Company to hold office until
       the conclusion of the next AGM and to authorize
       the Board of Directors to fix their remuneration

7.     Appointment of Mr. David Fried as a Non-executive         Mgmt          No vote                        *
       Director of the Company

S.8    Amend the Articles of Association of the Company,         Mgmt          No vote                        *
       and to authorize the Board of Directors to
       make further amendments to the Articles of
       Association of the Company that it considers
       necessary, appropriate or expedient in accordance
       with the applicable laws and regulations, and
       the requirements of China Insurance Regulatory
       Commission and other relevant regulatory authorities

S.9    Approve to give a general mandate to the Board            Mgmt          No vote                        *
       of Directors to issue, allot and deal with
       additional H shares not exceeding 20% of the
       H shares of the Company in issue and authorize
       the Board of Directors to make corresponding
       amendments to the Articles of Association as
       it thinks fit so as to reflect the new capital
       structure upon the allotment or issuance of
       shares

       To consider and review the Performance Report             Non-Voting
       of the Directors for the Year 2009 of the Company

       To consider and review the "Report on Connected           Non-Voting
       Transactions and Implementation of Management
       System of Connected Transactions for 2009

10.    Approve the holders of the 299,088,758 H shares           Mgmt          No vote                        *
       of the Company which were newly issued on 06
       MAY 2010 are entitled to receive the final
       dividend for the YE 31 DEC 2009, if any, as
       the other shareholders of the Company are entitled
       to

S.11   Approve the proposed further amendments to the            Mgmt          No vote                        *
       Articles of Association of the Company as set
       out in Appendix I to the supplemental circular
       to be dispatched to shareholders of the Company
       on 11 MAY 2010; and authorize the Chairman
       of the Board of Directors or a person authorized
       by him to make appropriate amendments to the
       Articles of Association whenever necessary
       in the process of submitting the same for approval,
       as required from time to time by the relevant
       regulatory authorities, administration of industry
       and commerce as well as the stock exchanges

--------------------------------------------------------------------------------------------------------------------------
 PORTS DESIGN LTD                                                                            Agenda Number:  702404156
--------------------------------------------------------------------------------------------------------------------------
    Security:  G71848124                                                             Meeting Type:  AGM
      Ticker:                                                                        Meeting Date:  01-Jun-2010
        ISIN:  BMG718481242
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1      Receive the  audited financial statements and             Mgmt          No vote                        *
       the reports of the Directors of the  Company
       and the  Auditors of the Company for the YE
       31 DEC 2009

2      Re-appoint the Auditors and  authorize the Board          Mgmt          No vote                        *
       of Directors to  fix their   remuneration

3.A.1  Re-elect Mr. Han Kiat Edward Tan as a Director            Mgmt          No vote                        *

3.A.2  Re-elect Mr. Kai Tai Alfred Chan as a Director            Mgmt          No vote                        *

3.A.3  Re-elect Mr. Pierre Frank  Bourque as a Director          Mgmt          No vote                        *

3.A.4  Re-elect Ms. Julie Ann Enfield as a Director              Mgmt          No vote                        *

3.A.5  Re-elect Mr. Rodney Ray Cone as a Director                Mgmt          No vote                        *

3.A.6  Re-elect Ms. Wei Lynn Valarie Fong as a Director          Mgmt          No vote                        *

3.B    Election of  Mr. Peter Nikolaus  Bromberger               Mgmt          No vote                        *
       as an Independent Non-Executive   Director

3.C    Authorize the Board of Directors to fix their             Mgmt          No vote                        *
       remuneration

4.A    Authorize the Directors of the Company to issue           Mgmt          No vote                        *
       and allot Shares not          exceeding 20%
       of the issued share capital of the Company
       as at the date of    passing this resolution

4.B    Authorize the Directors of the Company to repurchase      Mgmt          No vote                        *
       Shares not exceeding 10% of the issued share
       capital of the Company as at the date of passing
       this     resolution

4.C    Approve to extend the general mandate granted             Mgmt          No vote                        *
       to the Directors of the Company for the issue
       of additional Shares

4.D    Approve an amendment to the By-laws of the Company        Mgmt          No vote                        *

4.E    Approve an amendment to the Share Option Scheme           Mgmt          No vote                        *
       adopted on 14 NOV 2003

CMMT   PLEASE NOTE THAT THE COMPANY NOTICE IS AVAILABLE          Non-Voting
       BY CLICKING ON THE URL LINK:  http://www.hkexnews.hk/listedco/listconews/sehk/20100428/LTN201004281097.pdf

CMMT   PLEASE NOTE THAT SHAREHOLDERS ARE ALLOWED TO              Non-Voting
       VOTE 'IN FAVOR' OR 'AGAINST' FOR ALL RESOLUTIONS.
       THANK YOU.

--------------------------------------------------------------------------------------------------------------------------
 SA SA INTERNATIONAL HOLDINGS LTD                                                            Agenda Number:  702030381
--------------------------------------------------------------------------------------------------------------------------
    Security:  G7814S102                                                             Meeting Type:  AGM
      Ticker:                                                                        Meeting Date:  27-Aug-2009
        ISIN:  KYG7814S1021
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

       PLEASE NOTE THAT SHAREHOLDERS ARE ALLOWED TO              Non-Voting
       VOTE "IN FAVOR" OR "AGAINST" FOR ALL THE RESOLUTIONS.
       THANK YOU.

1.     Receive the audited consolidated financial statements     Mgmt          No vote                        *
       and the reports of the Directors and Auditors
       for the YE 31 MAR 2009

2.     Declare a final dividend and a special dividend           Mgmt          No vote                        *
       for the YE 31 MAR 2009

3.1.A  Re-elect Mrs. Lee Look Ngan Kwan, Christina               Mgmt          No vote                        *
       as a Non-Executive Director of the Company

3.1.B  Re-elect Ms. Tam Wai Chu, Maria as an Independent         Mgmt          No vote                        *
       Non-Executive Director of the Company

3.1.C  Re-elect Ms. Ki Man Fung, Leonie as an Independent        Mgmt          No vote                        *
       Non-Executive Director of the Company

3.2    Authorize the Board of Directors [Board] to               Mgmt          No vote                        *
       fix the remuneration of the aforementioned
       Directors

4.     Re-appoint PricewaterhouseCoopers as the Auditors         Mgmt          No vote                        *
       of the Company and authorize the Board to fix
       their remuneration

5.1    Authorize the Directors to allot, issue and               Mgmt          No vote                        *
       deal with unissued shares in the capital of
       the Company and to make or grant offers, agreements
       and options [including warrants, bonds and
       debentures convertible into shares of the Company]
       during and after the relevant period, not exceeding
       20% of the aggregate nominal amount of the
       issued share capital of the Company, otherwise
       than pursuant to: i) a rights issue; ii) an
       issues of shares under any options granted
       under the share option schemes adopted by the
       Company; iii) an issue of shares upon the exercise
       of subscription rights attached to warrants
       which might be issued by the Company; iv) an
       issue of shares in lieu of the whole or part
       of a dividend pursuant to any scrip dividend
       scheme or similar arrangement in accordance
       with the Articles of Association of the Company;
       and v) any adjustment, after the date of grant
       or issue of any options, rights to subscribe
       or other securities referred to in (ii) and
       (iii) above, in the price at which shares in
       the Company shall be subscribed and/or in the
       number of shares in the Company which shall
       be subscribed, on exercise of relevant rights
       under such options, warrants or other securities,
       such adjustment being made in accordance with
       or as contemplated by the terms of such options,
       rights to subscribe or other securities; [Authority
       expires the earlier of the conclusion of the
       next AGM of the Company or the expiration of
       the period within which the next AGM is required
       by the Memorandum and the Articles of Association
       of the Company or any applicable laws of the
       Cayman Islands to be held]

5.2    Authorize the Directors to purchase issued shares         Mgmt          No vote                        *
       in the capital of the Company during the relevant
       period, on The Stock Exchange of the Hong Kong
       Limited [Stock Exchange] or any other stock
       exchange on which the shares of the Company
       may be listed and recognized by the Securities
       and Futures Commission and the Stock Exchange
       for this purpose, subject to and in accordance
       with all applicable laws and/or requirements
       of the Listing Rules or any other stock exchange
       from time to time, at such price as the Directors
       may determine, not exceeding 10% of the aggregate
       nominal amount of the issued share capital
       of the Company at the date of passing this
       resolution; [Authority expires the earlier
       of the conclusion of the next AGM of the Company
       or the expiration of the period within which
       the next AGM is required by the Memorandum
       and the Articles of Association of the Company
       or any applicable laws of the Cayman Islands
       to be held]

5.3    Approve, conditional upon the passing of the              Mgmt          No vote                        *
       Ordinary Resolutions 5.1 and 5.2, to add the
       aggregate nominal amount of the shares in the
       capital of the Company which are purchased
       by the Company pursuant to and in accordance
       with the said Resolution 5.2 to the aggregate
       nominal amount of the share capital of the
       Company that may be allotted or agreed conditionally
       or unconditionally to be allotted by the Directors
       pursuant to and in accordance with the Resolution
       5.1

S.6.1  Amend the Memorandum of Association of the Company        Mgmt          No vote                        *
       as specified and amend the Articles 2, 6[a],
       15[c], 28, 44, 73[a], 73[c], 80, 81, 82, 83,
       84, 85[a], 88, 90, 92, 94, 96[b], 99, 119,
       142, 167[a], 168, 169 of the Articles of Association
       of the Company as specified

S.6.2  Approve and adopt, subject to the passing of              Mgmt          No vote                        *
       Special Resolutions 6.1 and 6.2, the Memorandum
       and Articles of Association of the Company
       as specified, as the amended and restated Memorandum
       and Articles of association of the Company
       in substitution for the existing Memorandum
       and Articles of Association of the Company

--------------------------------------------------------------------------------------------------------------------------
 SINO BIOPHARMACEUTICAL LTD                                                                  Agenda Number:  702162049
--------------------------------------------------------------------------------------------------------------------------
    Security:  G8167W138                                                             Meeting Type:  EGM
      Ticker:                                                                        Meeting Date:  10-Dec-2009
        ISIN:  KYG8167W1380
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

       PLEASE NOTE THAT SHAREHOLDERS ARE ALLOWED TO              Non-Voting
       VOTE ''IN FAVOR" OR "AGAINST" ONLY FOR THE
       BELOW RESOLUTIONS. THANK YOU.

1.     Approve to increase the authorized share capital          Mgmt          No vote                        *
       of the from HKD 100,000,000 divided into 4,000,000,000
       Shares of HKD 0.025 [the Shares] each to HKD
       150,000,000 divided into 6,000,000,000 Shares
       by the creation of an additional 2,000,000,000
       new Shares of HKD 0.025 each in the Company

2.     Approve, subject to and conditional upon Resolution       Mgmt          No vote                        *
       1 being passed and subject to and conditional
       upon the Listing Committee of The Stock Exchange
       of Hong Kong Limited granting and agreeing
       to grant listing of and permission to deal
       in the Bonus Shares [as hereinafter defined]:
       (A) to capitalize, upon the recommendation
       of the Directors of the Company [the Directors],
       such sum as shall be equal to the aggregate
       amount required to pay up in full the Bonus
       Shares required to below at their nominal amount
       of HKD 0.025 per Share, being part of the Company's
       share premium account, and accordingly such
       sum be applied in paying up in full at par
       1,509,312,491 [or thereabout] shares of HKD
       0.025 each in the capital of the Company [Bonus
       Shares], such Bonus Shares to be allotted and
       issued and distributed [subject to paragraph
       (C) below] credited as fully paid among the
       persons whose names appear on the registers
       of members of the Company at the close of business
       on Thursday, 10 DEC 2009 and whose addresses
       as shown in such registers are in Hong Kong
       or whose addresses as shown in such registers
       are outside Hong Kong if the Directors, based
       on legal opinions, do not consider it necessary
       or expedient to exclude any such shareholders
       of the Company on account either of the legal
       restrictions under the laws of the place of
       its registered address or the requirements
       of the relevant regulatory body or stock exchange
       in that place, on the basis of one Bonus Share
       for every 2 existing shares of HKD 0.025 each
       in the capital of the Company [Shares] held;
       (B) that such Bonus Shares shall not rank for
       the third quarterly dividend for the YE 31
       DEC 2009, or the issue of Bonus Shares pursuant
       to the authority of this resolution but shall,
       subject to the Memorandum of Association and
       Articles of Association of the Company, rank
       pari passu in all other respects with the existing
       issued Shares; (C) that no fractional Bonus
       Shares shall be allotted and distributed as
       aforesaid, but the fractional entitlements
       shall be aggregated, rounded down to the nearest
       whole number and sold for the benefit of the
       Company; and (D) to authorize the Directors
       do all acts and things as may be necessary
       or expedient in relation to the bonus issue
       of Bonus Shares, including, but not limited
       to, determining the amount to be capitalized
       out of the share premium account of the Company
       and the number of Bonus Shares to be allotted
       and distributed in the manner referred to in
       paragraph (A) of this resolution

       PLEASE NOTE THAT THIS IS A REVISION DUE TO RECEIPT        Non-Voting
       OF ACTUAL RECORD DATE. IF YOU HAVE ALREADY
       SENT IN YOUR VOTES, PLEASE DO NOT RETURN THIS
       PROXY FORM UNLESS YOU DECIDE TO AMEND YOUR
       ORIGINAL INSTRUCTIONS. THANK YOU.

--------------------------------------------------------------------------------------------------------------------------
 SINO BIOPHARMACEUTICAL LTD                                                                  Agenda Number:  702392402
--------------------------------------------------------------------------------------------------------------------------
    Security:  G8167W138                                                             Meeting Type:  AGM
      Ticker:                                                                        Meeting Date:  08-Jun-2010
        ISIN:  KYG8167W1380
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1      Receive the audited consolidated financial statements     Mgmt          No vote                        *
       and the reports of      Directors and Independent
       Auditors for the YE 31 DEC, 2009

2      Approve the payment of a final dividend for               Mgmt          No vote                        *
       the YE 31 DEC 2009

3a.i   Re-elect Mr. Tse Hsin as a Director                       Mgmt          No vote                        *

3a.ii  Re-elect Ms. Cheng Cheung Ling as a Director              Mgmt          No vote                        *

3aiii  Re-elect Mr. Li Dakui as a Director                       Mgmt          No vote                        *

3a.iv  Re-elect Ms. Li Jun as a Director                         Mgmt          No vote                        *

3b     Authorize the Board of Directors to fix their             Mgmt          No vote                        *
       remuneration

4      Re-appoint the Company's Auditors and authorize           Mgmt          No vote                        *
       the Board of Directors to fix their remuneration

5a     Grant the Directors a general mandate to allot,           Mgmt          No vote                        *
       issue and otherwise deal with additional shares
       not exceeding 20% of the issued shares capital
       of the       Company

5b     Grant the Directors a general mandate to repurchase       Mgmt          No vote                        *
       not exceeding 10% of the  issued share capital
       of the Company

5c     Approve to extend the share allotment mandate             Mgmt          No vote                        *
       by the addition thereto of the  Company repurchased
       by the Company

6      Approve to refresh the share option scheme mandate        Mgmt          No vote                        *
       up to 10% of the issued    share capital of
       the Company

CMMT   PLEASE NOTE THAT SHAREHOLDERS ARE ALLOWED TO              Non-Voting
       VOTE 'IN FAVOR' OR 'AGAINST' FOR ALL RESOLUTIONS.
       THANK YOU.

CMMT   PLEASE NOTE THAT THE COMPANY NOTICE IS AVAILABLE          Non-Voting
       BY CLICKING ON THE URL LINK: http://www.hkexnews.hk/listedco/listconews/sehk/20100423/LTN20100423270.pdf

       PLEASE NOTE THAT THIS IS A REVISION DUE TO RECEIPT        Non-Voting
       OF CONSERVATIVE RECORD DATE. IF YOU HAVE ALREADY
       SENT IN YOUR VOTES, PLEASE DO NOT RETURN THIS
       PROXY FORM UNLESS YOU DECIDE TO AMEND YOUR
       ORIGINAL INSTRUCTIONS. THANK YOU.

--------------------------------------------------------------------------------------------------------------------------
 SINO BIOPHARMACEUTICAL LTD                                                                  Agenda Number:  702422368
--------------------------------------------------------------------------------------------------------------------------
    Security:  G8167W138                                                             Meeting Type:  EGM
      Ticker:                                                                        Meeting Date:  08-Jun-2010
        ISIN:  KYG8167W1380
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

       PLEASE NOTE IN THE HONG KONG MARKET THAT A VOTE           Non-Voting
       OF "ABSTAIN" WILL BE TREATED THE SAME AS A
       "TAKE NO ACTION" VOTE.

1.     Approve to increase the authorized share capital          Mgmt          No vote                        *
       of the Company from HKD150,000,000 divided
       into 6,000,000,000 shares of HKD 0.025 each
       (the "Shares") to HKD 200,000,000 divided into
       8,000,000,000 shares of HKD 0.025 each by the
       creation of an additional 2,000,000,000 new
       shares of HKD 0.025 each in the Company

--------------------------------------------------------------------------------------------------------------------------
 SKYWORTH DIGITAL HOLDINGS LTD                                                               Agenda Number:  702072555
--------------------------------------------------------------------------------------------------------------------------
    Security:  G8181C100                                                             Meeting Type:  AGM
      Ticker:                                                                        Meeting Date:  24-Sep-2009
        ISIN:  BMG8181C1001
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

       PLEASE NOTE THAT SHAREHOLDERS ARE ALLOWED TO              Non-Voting
       VOTE 'IN FAVOR' OR 'AGAINST' ONLY FOR ALL RESOLUTIONS.
       THANK YOU.

1.     Receive and adopt the audited consolidated financial      Mgmt          No vote                        *
       statements of the Company and the reports of
       the Directors [the 'Directors'] and the auditors
       [the 'Auditors'] of the Company thereon for
       the YE 31 MAR 2009

2.     Approve and declare a final dividend for the              Mgmt          No vote                        *
       YE 31 MAR 2009 [with scrip option]

3.A    Re-elect Ms. Ding Kai as an Executive Director            Mgmt          No vote                        *

3.B    Re-elect Mr. Li Weibin as an Independent Non              Mgmt          No vote                        *
       Executive Director

3.C    Re-elect Mr. Xie Zhengcai as an Independent               Mgmt          No vote                        *
       Non Executive Director

4.     Authorize the Board to fix the remuneration               Mgmt          No vote                        *
       of Directors

5.     Re-appoint Auditors and authorize the Board               Mgmt          No vote                        *
       to fix their remuneration

6.A    Approve, subject to and conditional upon the              Mgmt          No vote                        *
       Listing Committee of the Stock Exchange of
       Hong Kong Limited [the 'Stock Exchange'] granting
       the listing of and permission to deal in the
       shares to be issued upon exercise of any options
       to be granted under the refreshed limit [as
       specified] pursuant to the share option scheme
       ['Share Option Scheme'] of the Company adopted
       by the resolution of the shareholders of the
       Company passed on 30 SEP 2008, the existing
       limit on the grant of options under the Share
       Option Scheme and any other schemes of the
       Company be refreshed so that the aggregate
       nominal amount of share capital of the Company
       to be allotted and issued upon exercise, of
       any options to be granted under the Share Option
       Scheme and any other schemes of the Company
       [excluding options previously granted, outstanding,
       cancelled, lapsed or exercised under the Share
       Option Scheme and any other schemes of the
       Company] shall not exceed 10% of the aggregate
       nominal amount of the share capital of the
       Company in issue as at the date of the passing
       of this resolution ['Refreshed Limit'] and
       authorize the Directors of the Company to grant
       options up to the refreshed limit and to allot,
       issue and deal with shares of the Company pursuant
       to the exercise of such options

6.B    Authorize the Directors of the Company to repurchase      Mgmt          No vote                        *
       issued shares in the capital of the Company
       on the Stock Exchange or any other stock exchange
       on which the shares may be listed and which
       is recognized by the Securities and Futures
       Commission of Hong Kong and the Stock Exchange
       for such purposes and otherwise in accordance
       with the rules and regulations of the Securities
       and Futures Commission of Hong Kong, the Stock
       Exchange, the Companies Act 1981 of Bermuda
       [as amended from time to time], not exceeding
       10% of the aggregate nominal amount of the
       issued share capital of the Company; [Authority
       expires the earlier of the conclusion of the
       next AGM of the Company or the expiration of
       the period within which the next AGM is required
       by the Bye-laws of the Company, the Companies
       Act 1981 [as amended from time to time] or
       any other applicable laws to be held]

       PLEASE NOTE THAT THIS IS A REVISION DUE TO RECEIPT        Non-Voting
       OF CONSERVATIVE CUT-OFF DATE AND CHANGE IN
       MEETING DATE. IF YOU HAVE ALREADY SENT IN YOUR
       VOTES, PLEASE DO NOT RETURN THIS PROXY FORM
       UNLESS YOU DECIDE TO AMEND YOUR ORIGINAL INSTRUCTIONS.
       THANK YOU.

--------------------------------------------------------------------------------------------------------------------------
 TELEVISION BROADCASTS LTD                                                                   Agenda Number:  702372284
--------------------------------------------------------------------------------------------------------------------------
    Security:  Y85830100                                                             Meeting Type:  AGM
      Ticker:                                                                        Meeting Date:  26-May-2010
        ISIN:  HK0511001957
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

CMMT   PLEASE NOTE IN THE HONG KONG MARKET THAT A VOTE           Non-Voting
       OF "ABSTAIN" WILL BE TREATED  THE SAME AS A
       "TAKE NO ACTION" VOTE.

CMMT   PLEASE NOTE THAT THE COMPANY NOTICE IS AVAILABLE          Non-Voting
       BY CLICKING ON THE URL LINK: http://www.hkexnews.hk/listedco/listconews/sehk/20100419/LTN20100419660.pdf

1      Receive the audited financial statements and              Mgmt          No vote                        *
       the report of the Directors and  the Independent
       Auditors' report for the YE 31 DEC 2009

2      Approve to declare a final dividend for the               Mgmt          No vote                        *
       YE 31 DEC 2009

3.1    Election of Ms. Vivien Chen Wai Wai as a Directors        Mgmt          No vote                        *

3.2    Election of Mr. Mark Lee Po On as a Directors             Mgmt          No vote                        *

4.1    Re-election of Dr. Norman Leung Nai Pang as               Mgmt          No vote                        *
       a Director, who retires by        rotation

4.2    Re-election of Mr. Edward Cheng Wai Sun as Director,      Mgmt          No vote                        *
       who retires by rotation

5      Approve the Chairman's fee                                Mgmt          No vote                        *

6      Approve to increase in Director's fee                     Mgmt          No vote                        *

7      Re-appointment of PricewaterhouseCoopers as               Mgmt          No vote                        *
       the Auditors of the Company and   authorize
       Directors to fix their remuneration

8      Grant a general mandate to Directors to issue             Mgmt          No vote                        *
       additional shares

9      Grant a general mandate to Directors to repurchase        Mgmt          No vote                        *
       issued shares

10     Authorize the Directors under Resolution 8 to             Mgmt          No vote                        *
       extend the shares repurchased   under the authority
       under Resolution 9

11     Approve to extend the book close period from              Mgmt          No vote                        *
       30 days to 60 days

       PLEASE NOTE THAT THIS IS A REVISION DUE TO CHANGE         Non-Voting
       IN TEXT OF RESOLUTION 3. IF YOU HAVE ALREADY
       SENT IN YOUR VOTES, PLEASE DO NOT RETURN THIS
       PROXY FORM UNLESS YOU DECIDE TO AMEND YOUR
       ORIGINAL INSTRUCTIONS. THANK YOU.

--------------------------------------------------------------------------------------------------------------------------
 TELEVISION BROADCASTS LTD                                                                   Agenda Number:  702373224
--------------------------------------------------------------------------------------------------------------------------
    Security:  Y85830100                                                             Meeting Type:  EGM
      Ticker:                                                                        Meeting Date:  26-May-2010
        ISIN:  HK0511001957
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

       PLEASE NOTE IN THE HONG KONG MARKET THAT A VOTE           Non-Voting
       OF "ABSTAIN" WILL BE TREATED THE SAME AS A
       "TAKE NO ACTION" VOTE.

1      Approve and ratify the Short Form Agreement               Mgmt          No vote                        *
       [as as specified], the transactions contemplated
       thereunder and the cap amounts [as specified]

--------------------------------------------------------------------------------------------------------------------------
 TEXWINCA HOLDINGS LTD                                                                       Agenda Number:  702049164
--------------------------------------------------------------------------------------------------------------------------
    Security:  G8770Z106                                                             Meeting Type:  AGM
      Ticker:                                                                        Meeting Date:  20-Aug-2009
        ISIN:  BMG8770Z1068
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

       PLEASE NOTE THAT THE SHAREHOLDERS ARE ALLOWED             Non-Voting
       TO VOTE 'IN FAVOR' OR 'AGAINST' FOR ALL RESOLUTIONS.
       THANK YOU.

1.     Receive the audited consolidated financial statements     Mgmt          No vote                        *
       and the reports of the Directors and the Independent
       Auditors' Report for the YE 31 MAR 2009

2.     Declare a final dividend                                  Mgmt          No vote                        *

3.a.1  Elect Mr. Poon Bun Chak as a Director                     Mgmt          No vote                        *

3.a.2  Elect Mr. Poon Kai Chak as a Director                     Mgmt          No vote                        *

3.a.3  Elect Mr. Poon Kei Chak as a Director                     Mgmt          No vote                        *

3.a.4  Elect Mr. Poon Kwan Chak as a Director                    Mgmt          No vote                        *

3.a.5  Elect Mr. Ting Kit Chung as a Director                    Mgmt          No vote                        *

3.a.6  Elect Mr. Au Son Yiu as a Director                        Mgmt          No vote                        *

3.a.7  Elect Mr. Cheng Shu Wing as a Director                    Mgmt          No vote                        *

3.a.8  Elect Mr. Wong Tze Kin, David as a Director               Mgmt          No vote                        *

3.b    Authorize the Board of Directors to fix the               Mgmt          No vote                        *
       Directors' remuneration

4.     Appoint the Auditors and authorize the Board              Mgmt          No vote                        *
       of Directors to fix the Auditors' remuneration

5.     Authorize the Directors of the Company, subject           Mgmt          No vote                        *
       to this resolution to purchase its shares,
       subject to and in accordance with all applicable
       Laws, during the relevant period, not exceeding
       10% of the total nominal amount of the share
       capital of the Company in issue at the date
       of passing this resolution and the said approval
       shall be limited accordingly; and [Authority
       expires the earlier of the conclusion of the
       next AGM of the Company or the expiration of
       the period within which the next AGM of the
       Company is required by the Bye-Laws of the
       Company or any applicable Laws to be held]

6.     Authorize the Directors of the Company, during            Mgmt          No vote                        *
       the relevant period [as specified below], to
       allot, issue and deal with additional shares
       of the Company and to make or grant offers,
       agreements and options which would or might
       require shares to be allotted, issue or dealt
       during the relevant period [as specified below],
       not exceeding 20% of the total nominal amount
       of the share capital of the Company in issue
       at the date of passing this resolution and
       the said approval shall be limited accordingly,
       otherwise than pursuant to: i] a rights issue
       where shares are offered to shareholders on
       a fixed record date in proportion to their
       then holdings of shares [subject to such exclusions
       or other arrangements as the Directors may
       deem necessary or expedient in relation to
       fractional entitlements or having regard to
       any restrictions or obligations under the laws
       of, or the requirements of any Recognized Regulatory
       Body or any Stock Exchange in any territory
       outside Hong Kong]; or ii] any option scheme
       or similar arrangement for the time being adopted
       for the grant or issue to officers and/or employees
       of the Company and/or any of its subsidiaries
       and/or any eligible grantee pursuant to the
       scheme of shares or rights to acquire shares
       of the Company; or iii] any scrip dividend
       scheme or similar arrangement providing for
       the allotment of shares in lieu of the whole
       or part of a dividend on shares of the Company
       in accordance with the Bye-laws of the Company;
       and [Authority expires the earlier of the conclusion
       of the next AGM of the Company or the expiration
       of the period within which the next AGM of
       the Company is required by the Bye-Laws of
       the Company or any applicable Laws to be held]

7.     Approve, the general mandate granted to the               Mgmt          No vote                        *
       Directors of the Company pursuant to the Resolution
       6, to extend by the addition thereto of an
       amount representing the total nominal amount
       of shares in the capital of the Company repurchased
       by the Company pursuant to the mandate referred
       to Resolution 5, provided that such amount
       does not exceed 10% of the total nominal amount
       of the share capital of the Company in issue
       at the date of passing this resolution

--------------------------------------------------------------------------------------------------------------------------
 XINAO GAS HLDGS LTD                                                                         Agenda Number:  702458692
--------------------------------------------------------------------------------------------------------------------------
    Security:  G9826J104                                                             Meeting Type:  AGM
      Ticker:                                                                        Meeting Date:  30-Jun-2010
        ISIN:  KYG9826J1040
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

CMMT   PLEASE NOTE THAT SHAREHOLDERS ARE ALLOWED TO              Non-Voting
       VOTE 'IN FAVOR' OR 'AGAINST' FOR ALL RESOLUTIONS.
       THANK YOU.

1      Receive the audited financial statements and              Mgmt          No vote                        *
       the Directors' and the           Independent
       Auditor's reports for the YE 31 DEC 2009

2      Declare a final dividend                                  Mgmt          No vote                        *

3.1    Re-elect  Mr. CHEUNG Yip Sang as a Director               Mgmt          No vote                        *

3.2    Re-elect Ms. ZHAO Baoju as a Director                     Mgmt          No vote                        *

3.3    Re-elect Mr. JIN Yongsheng as a Director                  Mgmt          No vote                        *

3.4    Re-elect Mr. WANG Guangtian as a Director                 Mgmt          No vote                        *

3.5    Authorize the Board of Directors to fix the               Mgmt          No vote                        *
       Directors' fees

4      Re-appoint the Auditors and authorize the Board           Mgmt          No vote                        *
       of Directors to fix their     remuneration

5.A    Authorize the Directors to issue shares                   Mgmt          No vote                        *

5.B    Authorize the Directors to repurchase shares              Mgmt          No vote                        *

5.C    Approve to extend the general mandate to issue            Mgmt          No vote                        *
       shares by addition thereto the shares repurchased
       by the Company

S.6    Approve the change of the english name of the             Mgmt          No vote                        *
       Company from ''XinAo Gas        Holdings Limited''
       to ''ENN Energy Holdings Limited'' and the
       Chinese name as specified

CMMT   PLEASE NOTE THAT THE COMPANY NOTICE IS AVAILABLE          Non-Voting
       BY CLICKING ON THE URL LINK: http://www.hkexnews.hk/listedco/listconews/sehk/20100526/LTN20100526344.pdf

--------------------------------------------------------------------------------------------------------------------------
 XTEP INTL HLDGS LTD                                                                         Agenda Number:  702320158
--------------------------------------------------------------------------------------------------------------------------
    Security:  G98277109                                                             Meeting Type:  AGM
      Ticker:                                                                        Meeting Date:  05-May-2010
        ISIN:  KYG982771092
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

-      PLEASE NOTE THAT SHAREHOLDERS ARE ALLOWED TO              Non-Voting
       VOTE 'IN FAVOR' OR 'AGAINST' FOR ALL RESOLUTION
       NUMERS. THANK YOU.

1      Receive the audited consolidated financial statements     Mgmt          No vote                        *
       of the Company and its  subsidiaries and the
       reports of the Directors and the Auditors of
       the Company for the YE 31 DEC 2009

2      Declare a final dividend of HKD 10.0 cents (equivalent    Mgmt          No vote                        *
       to RMB 8.8 cents) per  share and a special
       dividend of HKD 5.0 cents (equivalent to RMB
       4.4 cents)   per share for the YE 31 DEC 2009

3      Re-elect Ms. Ding Mei Qing as a Director of               Mgmt          No vote                        *
       the Company

4      Re-elect Mr. Xu Peng Xiang as a Director of               Mgmt          No vote                        *
       the Company

5      Re-elect Dr. Gao Xian Feng as a Director of               Mgmt          No vote                        *
       the Company

6      Re-elect Mr. Ho Yui Pok, Eleutherius as an Executive      Mgmt          No vote                        *
       Director of the Company

7      Re-elect Mr. Tan Wee Seng as a Non-Executive              Mgmt          No vote                        *
       Director of the Company

8      Authorize the Board of Directors of the Company           Mgmt          No vote                        *
       to fix the remuneration of    the Company's
       Directors

9      Re-appoint Ernst & Young as the Company's Auditors        Mgmt          No vote                        *
       and authorize the Board of Directors of the
       Company to fix their remuneration

10     Authorize the Directors of the Company, (a)               Mgmt          No vote                        *
       subject to Paragraph (c) below,   pursuant
       to The Rules Governing the Listing of Securities
       on the Stock        Exchange of Hong Kong Limited
       (the "Listing Rules"), during the Relevant
       Period (as defined in Paragraph (d) below)
       of all the powers of the Company   to allot,
       issue and deal with the unissued shares (each,
       a "Share") of HKD    0.01 each in the capital
       of the Company and to make or grant offers,
       agreements or options, including warrants
       to subscribe for Shares, which      might require
       the exercise of such powers; (b) the approval
       in Paragraph (a)  above shall authorize the
       Directors of the Company during the Relevant
       Period to make or grant offers, agreements
       or options which might require the        exercise
       of the aforesaid powers after the expiry of
       the Relevant Period;     CONTD

-      CONTD (c) the aggregate nominal amount of share           Non-Voting
       capital allotted and issued   or agreed conditionally
       or unconditionally to be allotted and issued
       (whether pursuant to options and otherwise)
       by the Directors of the Company pursuant
       to the approval in Paragraph (a) above, otherwise
       than pursuant to (i) a      rights issue (as
       defined in Paragraph (d) below); or (ii) the
       exercise of any options granted under all Share
       Option Schemes of the Company adopted from
       time to time in accordance with the Listing
       Rules; or (iii) any scrip         dividend
       or similar arrangements providing for the allotment
       and issue of     Shares in lieu of the whole
       or part of a dividend on Shares in accordance
       with the Articles of Association of the
       Company in force from time to time;   or (iv)
       any issue of Shares upon the exercise of rights
       of CONTD

-      CONTD subscription or conversion under the terms          Non-Voting
       of any warrants of the       Company or any
       securities which are convertible into Shares,
       shall not exceed the aggregate of: (i) 20%
       of the aggregate nominal value of the share
       capital of the Company in issue as at the date
       of the passing of this resolution; and (ii)
       (if the Directors of the Company are so authorized
       by a separate         ordinary resolution of
       the shareholders of the Company) the aggregate
       nominal value of any share capital of the Company
       repurchased by the Company          subsequent
       to the passing of this resolution (up to a
       maximum equivalent to   10% of the aggregate
       nominal value of the share capital of the Company
       in     issue as at the date of the passing
       of this resolution), and the authority    pursuant
       to Paragraph (a) of this resolution shall be
       CONTD

-      CONTD limited accordingly; and  Authority expires         Non-Voting
       the earlier of the          conclusion of the
       next AGM or the expiration of the period within
       which the   next AGM is to be held by law

11     Authorize the Directors of the Company, (a)               Mgmt          No vote                        *
       subject to Paragraph (b) below,   during the
       Relevant Period (as defined in Paragraph (c)
       below) of all the     powers of the Company
       to repurchase (or agree to repurchase) shares
       (each, a  "Share") of HKD 0.01 each in the
       capital of the Company on the Stock
       Exchange, or any other Stock Exchange on
       which the Shares may be listed and   recognized
       by the Securities and Futures Commission of
       Hong Kong and the      Stock Exchange for such
       purpose, and otherwise in accordance with the
       rules   and regulations of the Securities and
       Futures Commission of Hong Kong, the    Stock
       Exchange, the Companies Law, Cap 22 (Law 3
       of 1961, as consolidated and revised) of the
       Cayman Islands and all other applicable laws
       in this regard;  (b) the aggregate nominal
       amount of Shares which may CONTD

-      CONTD be repurchased or agreed to be repurchased          Non-Voting
       by the Company pursuant to   the approval in
       Paragraph (a) during the Relevant Period shall
       not exceed 10% of the aggregate nominal value
       of the share capital of the Company as at the
       date of the passing of this resolution and
       the authority pursuant to          Paragraph
       (a) of this resolution shall be limited accordingly;
       and  Authority expires the earlier of the conclusion
       of the next AGM or the expiration of    the
       period within which the next AGM is to be held
       by law

12     Approve, conditional on the passing of Resolutions        Mgmt          No vote                        *
       10 and 11 above, the       general mandate
       granted to the Directors of the Company pursuant
       to Paragraph (a) of Resolution 10 above to
       extend by the addition to the aggregate nominal
       value of the shares which may be allotted or
       agreed conditionally or          unconditionally
       to be allotted by the Directors of the Company
       pursuant to or in accordance with such general
       mandate of an amount representing the
       aggregate nominal value of the share capital
       of the Company repurchased or    agreed to
       be repurchased by the Company pursuant to or
       in accordance with the authority granted under
       Paragraph (a) of Resolution 11 above

--------------------------------------------------------------------------------------------------------------------------
 YANTAI CHANGYU PIONEER WINE CO LTD                                                          Agenda Number:  702365188
--------------------------------------------------------------------------------------------------------------------------
    Security:  Y9739T108                                                             Meeting Type:  AGM
      Ticker:                                                                        Meeting Date:  12-May-2010
        ISIN:  CNE000000T59
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1      Approve the 2009 work report of the Board of              Mgmt          No vote                        *
       Directors

2      Approve the 2009 work report of the supervisory           Mgmt          No vote                        *
       committee

3      Approve the 2009 annual report                            Mgmt          No vote                        *

4      Approve the 2009 financial resolution report              Mgmt          No vote                        *

5      Approve the 2009 profit distribution plan, as             Mgmt          No vote                        *
       follows i) cash dividend/10 shares [tax included]:
       CNY 12.0000 2) bonus issue from profit [share/10
       shares]: none 3) bonus issue from capital reserve
       [share/10 shares]:None

6      Amend to the Company's Articles of Association            Mgmt          No vote                        *

7      Re-election of Directors                                  Mgmt          No vote                        *

8      Re-election of supervisors                                Mgmt          No vote                        *

9      Re-appointment of audit firm                              Mgmt          No vote                        *

--------------------------------------------------------------------------------------------------------------------------
 YANZHOU COAL MINING CO LTD                                                                  Agenda Number:  702093749
--------------------------------------------------------------------------------------------------------------------------
    Security:  Y97417102                                                             Meeting Type:  EGM
      Ticker:                                                                        Meeting Date:  30-Oct-2009
        ISIN:  CNE1000004Q8
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

S.1.A  Approve the acquisition of 100% equity interest           Mgmt          No vote                        *
       in Felix Resources Limited by the Company by
       way of a Scheme of Arrangement through Austar
       Coal Mine Pty Limited, a wholly-owned subsidiary
       of Yancoal Australia Pty Limited ['Yancoal
       Australia Pty'], a wholly-owned subsidiary
       of the Company [the 'Transaction']

S.1.B  Approve all resolutions passed at the EGM shall           Mgmt          No vote                        *
       be valid for a period of 12 months from the
       date of passing

S.2    Approve the Material Asset Restructuring Report           Mgmt          No vote                        *
       of the Company containing, inter alia, the
       following matters in relation to the Transaction,
       namely (1) the method of acquisition, the subject
       matter of and the counterparty to the Transaction;
       (2) the consideration; (3) the method or basis
       for determining the consideration; (4) the
       contractual obligations and the liabilities
       for breach of contract in respect of the transfer
       of title relating to the shares to be acquired;
       and (5) the conditions precedent and the effective
       date of the Transaction

S.3    Approve the Financing Arrangement in respect              Mgmt          No vote                        *
       of the satisfaction of the consideration for
       the Transaction in the amount of AUD 3,333
       million [equivalent to approximately RMB 18,951
       million] to be satisfied by way of bank loans
       to be provided by Bank of China, Sydney Branch
       or a syndicate of banks led by Bank of China,
       Sydney Branch to be made in AUD or USD equivalent
       to the amount of RMB 20 billion; and the issuance
       of a letter of guarantee by Bank of China,
       Shandong Branch in favor of Bank of China,
       Sydney Branch at the request of and upon the
       application made by the Company to Bank of
       China, Shandong Branch; and the provision of
       the counter-guarantee by the controlling shareholder
       of the Company, Yankuang Group Corporation
       Limited, to the Company

S.4    Authorize the Board of Directors [the 'Board']            Mgmt          No vote                        *
       of the Company and Mr. Wu Yuxiang and Mr. Zhang
       Baocai, being the Directors of the Company,
       to take any action and further actions on behalf
       of the Company as they consider necessary,
       appropriate, desirable or expedient in connection
       with the Transaction in accordance with the
       requirements of relevant regulatory authorities
       and the requirements of the Transaction itself,
       including, without limitation, executing and
       delivering any and all agreements, documents
       and instruments, if any, to execute and/or
       perform all necessary and ancillary actions
       with respect to the Transaction and to perfect
       the Transaction, making any amendments, revisions,
       supplements or waivers of any matters in relation
       to, or in connection with or incidental to,
       the Transaction which they consider are in
       the interest of the Company, provided that
       such amendments, revisions, supplements or
       waivers shall not result in a material change
       to the terms of the Transaction; and ratify
       and consider any or all past actions by the
       Board which they may deem or have deemed in
       their sole discretion to be necessary with
       respect to any of the matters contemplated
       by this resolution

--------------------------------------------------------------------------------------------------------------------------
 YANZHOU COAL MNG CO LTD                                                                     Agenda Number:  702191711
--------------------------------------------------------------------------------------------------------------------------
    Security:  Y97417102                                                             Meeting Type:  EGM
      Ticker:                                                                        Meeting Date:  26-Feb-2010
        ISIN:  CNE1000004Q8
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

-      PLEASE NOTE THAT THE SHAREHOLDERS ARE ALLOWED             Non-Voting
       TO VOTE IN "FAVOR" OR "AGAINST" ONLY FOR ALL
       RESOLUTIONS. THANK YOU.

1.     Elect Mr. Li Weimin as a Director of the Company,         Mgmt          No vote                        *
       whose appointment will

S.2    Amend the Rules of Procedures for the Board               Mgmt          No vote                        *
       of Yanzhou Coal Mining Company    Limited

S.3    Amend the Rules of Procedures for the Supervisory         Mgmt          No vote                        *
       Committee of Yanzhou Coal   Mining Company
       Limited

--------------------------------------------------------------------------------------------------------------------------
 YANZHOU COAL MNG CO LTD                                                                     Agenda Number:  702467209
--------------------------------------------------------------------------------------------------------------------------
    Security:  Y97417102                                                             Meeting Type:  AGM
      Ticker:                                                                        Meeting Date:  25-Jun-2010
        ISIN:  CNE1000004Q8
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

CMMT   PLEASE NOTE THAT THE COMPANY NOTICE IS AVAILABLE          Non-Voting
       BY CLICKING ON THE URL LINK:  http://www.hkexnews.hk/listedco/listconews/sehk/20100423/LTN20100423637.pdf

1      Approve the working report of the Board of Directors      Mgmt          No vote                        *
       of the Company  the      "Board"  for the YE
       31 DEC 2009

2      Approve the working report of the Supervisory             Mgmt          No vote                        *
       Committee of the Company for    the YE 31 DEC
       2009

3      Approve the audited financial statements of               Mgmt          No vote                        *
       the Company as at and for the YE  31 DEC 2009

4      Approve the proposed profit distribution plan             Mgmt          No vote                        *
       of the Company for the YE 31    DEC 2009 and
       to authorize the Board to distribute an aggregate
       cash dividend  of RMB1,229.6 million  tax inclusive
       , equivalent to RMB 0.25  tax inclusive  per
       share to the shareholders of the Company

5      Approve the remuneration of the Directors and             Mgmt          No vote                        *
       Supervisors of the Company for  the YE 31 DEC
       2010

6      Re-appointment of Grant Thornton and Shine Wing           Mgmt          No vote                        *
       Certified Public Accountants  Ltd as the Company's
       international and PRC auditors for the year
       2010,        respectively, until the conclusion
       of the next AGM and to determine their
       remuneration arrangements

7      Approve the purchase of liability insurance               Mgmt          No vote                        *
       for the Directors, Supervisors    and senior
       officers of the Company

S.8    Approve the proposal regarding the expansion              Mgmt          No vote                        *
       of the business scope of Yanzhou Coal Mining
       Company Limited and amendments to the Articles
       of Association of  the Company

S.9AB  Authorize the Board to issue, allot and deal              Mgmt          No vote                        *
       with additional H Shares in the  share capital
       of the Company and to make or grant offers,
       agreements and      options in respect thereof,
       subject to the following terms: i) such mandate
       shall not extend beyond the Relevant Period
       save that the Board may during    the Relevant
       Period make or grant offers, agreements or
       options which might   require the exercise
       of such powers after the end of the Relevant
       Period; ii) the number of shares allotted or
       agreed conditionally or unconditionally to
       be allotted  whether pursuant to an option
       or otherwise  by the Board shall   not exceed
       20 % of the number of H Shares in issue as
       at the date of the this resolution; and iii)
       the Board will only exercise its power under
       such        mandate in accordance with the
       Company Law of the PRC and the Rules Governing
       the CONTD.

CONT   CONTD. Listing of Securities on The Stock Exchange        Non-Voting
       of Hong Kong Limited  as   amended from time
       and only if all necessary approvals from the
       China         Securities Regulatory Commission
       and/or other relevant PRC government
       authorities are obtained; "H Shares" means
       the overseas-listed foreign        invested
       shares in the share capital of the Company
       with a par value of RMB   1.00 each, and which
       are held and traded in Hong Kong dollars;
       Authority     expires at the conclusion of
       the next AGM of the Company following the
       passing of this resolution or expiration
       of a 12 month period or the date on  which
       the authority set out in this resolution is
       revoked or varied by a      special resolution
       of the shareholders of the Company in a general
       meeting

S.9C   Authorize the Board, contingent on the Directors          Mgmt          No vote                        *
       resolving to issue shares    pursuant to this
       resolution, to approve, execute and do or procure
       to be      executed and done, all such documents,
       deeds and things as it may consider    relevant
       in connection with the issue of such new shares
       including, but not   limited to, determining
       the time and place of issue, making all necessary
       applications to the relevant authorities
       and entering into an underwriting    agreement
       or any other agreement , to determine the
       use of proceeds and to   make all necessary
       filings and registrations with the relevant
       PRC, Hong Kong and other authorities, and to
       make such amendments to the Articles of
       Association as it thinks fit so as to
       reflect the increase in registered      capital
       of the CONTD.

CONT   CONTD. Company and to reflect the new share               Non-Voting
       capital structure of the Company  under the
       intended allotment and issue of the shares
       of the Company pursuant  to this resolution

S.10   Authorize the Board of the Company, subject               Mgmt          No vote                        *
       to this resolution, to repurchase the issued
       H shares of the Company on the Hong Kong Stock
       Exchange, subject   to and in accordance with
       all applicable laws, rules and regulations
       and/or   requirements of the governmental or
       regulatory body of securities in the PRC, the
       Hong Kong Stock Exchange or of any other governmental
       or regulatory body  be approved; the aggregate
       nominal value of H Shares of the Company
       authorized to be repurchased subject
       to the approval in this resolution       during
       the Relevant Period shall not exceed 10% of
       the aggregate nominal      value of the issued
       H Shares of the Company as at the date of the
       passing of  this resolution; i) the passing
       of a special resolution with the same terms
       as the resolution set out in this paragraph
       except for this sub-paragraph    (c)(i) at
       a CONTD.

CONT   CONTD. class meeting for the holders of Domestic          Non-Voting
       Shares of the Company to be  held on 25 JUN
       2010  or on such adjourned date as may be applicable
       ; and the class meeting for the holders of
       H Shares to be held on 25 JUN 2010  or on
       such adjourned date as may be applicable
       for such purpose; ii) the approval  of the
       relevant PRC regulatory authorities as may
       be required by laws, rules  and regulations
       of the PRC being obtained by the Company if
       appropriate; and  iii) the Company not being
       required by any of its creditors to repay or
       to    provide guarantee in respect of any amount
       due to any of them  or if the      Company
       is so required by any of its creditors, the
       Company having, in its    absolute discretion,
       repaid or provided guarantee in respect of
       such amount   pursuant to the notification
       procedure set out in CONTD.

CONT   CONTD. Articles of Association; subject to the            Non-Voting
       approval of all relevant PRC   regulatory authorities
       for the repurchase of such H Shares being granted,
       the Board be authorized to: i) amend the Articles
       of Association as it thinks fit so as to reduce
       the registered share capital of the Company
       and to reflect    the new capital structure
       of the Company upon the repurchase of H shares
       of   the Company as contemplated in this resolution;
       and ii) file the amended      Articles of Association
       with the relevant governmental authorities
       of the     PRC;  Authority expires at the conclusion
       of the next AGM or the expiration   of a 12
       month period following the passing of this
       special resolution or the  date on which the
       authority set out in this special resolution
       CONTD.

CONT   CONTD. is revoked or varied by a special resolution       Non-Voting
       of the shareholders of    the Company in any
       general meeting or by a special resolution
       of holders of H shares or holders of domestic
       shares of the Company at their respective class
       meetings

--------------------------------------------------------------------------------------------------------------------------
 YANZHOU COAL MNG CO LTD                                                                     Agenda Number:  702403697
--------------------------------------------------------------------------------------------------------------------------
    Security:  Y97417102                                                             Meeting Type:  CLS
      Ticker:                                                                        Meeting Date:  25-Jun-2010
        ISIN:  CNE1000004Q8
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

       PLEASE NOTE THAT SHAREHOLDERS ARE ALLOWED TO              Non-Voting
       VOTE 'FOR' OR 'AGAINST' ONLY FOR RESOLUTIONS
       "S.1". THANK YOU.

       PLEASE NOTE THAT THE COMPANY NOTICE IS AVAILABLE          Non-Voting
       BY CLICKING ON THE URL LINK: http://www.hkexnews.hk/listedco/listconews/sehk/20100423/LTN20100423715.pdf

S.1    Approve the mandate on authorizing the Board              Mgmt          No vote                        *
       of Directors to repurchase H Shares of the
       Company

--------------------------------------------------------------------------------------------------------------------------
 YANZHOU COAL MNG CO LTD                                                                     Agenda Number:  702507534
--------------------------------------------------------------------------------------------------------------------------
    Security:  Y97417102                                                             Meeting Type:  AGM
      Ticker:                                                                        Meeting Date:  25-Jun-2010
        ISIN:  CNE1000004Q8
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

       PLEASE NOTE THAT THIS IS AN AMENDMENT TO MEETING          Non-Voting
       ID 698813 DUE TO DELETION OF RESOLUTION. ALL
       VOTES RECEIVED ON THE PREVIOUS MEETING WILL
       BE DISREGARDED AND YOU WILL NEED TO REINSTRUCT
       ON THIS MEETING NOTICE. THANK YOU.

       PLEASE NOTE THAT THE COMPANY NOTICE IS AVAILABLE          Non-Voting
       BY CLICKING ON THE URL LINK: http://www.hkexnews.hk/listedco/listconews/sehk/20100423/LTN20100423637.pdf

1.     Approve the working report of the Board of Directors      Mgmt          No vote                        *
       of the Company the "Board" for the YE 31 DEC
       2009

2.     Approve the working report of the Supervisory             Mgmt          No vote                        *
       Committee of the Company for the YE 31 DEC
       2009

3.     Approve the audited financial statements of               Mgmt          No vote                        *
       the Company as at and for the YE 31 DEC 2009

4.     Approve the proposed profit distribution plan             Mgmt          No vote                        *
       of the Company for the YE 31 DEC 2009 and to
       authorize the Board to distribute an aggregate
       cash dividend of RMB 1,229.6 million tax inclusive
       , equivalent to RMB 0.25 tax inclusive per
       share to the shareholders of the Company

5.     Approve the remuneration of the Directors and             Mgmt          No vote                        *
       Supervisors of the Company for the YE 31 DEC
       2010

6.     Re-appointment of Grant Thornton and Shine Wing           Mgmt          No vote                        *
       Certified Public Accountants Ltd as the Company's
       International and PRC Auditors for the year
       2010, respectively, until the conclusion of
       the next AGM and to determine their remuneration
       arrangements

7.     Approve the purchase of liability insurance               Mgmt          No vote                        *
       for the Directors, Supervisors and senior officers
       of the Company

S.8    Approve the proposal regarding the expansion              Mgmt          No vote                        *
       of the business scope of Yanzhou Coal Mining
       Company Limited and amendments to the Articles
       of Association of the Company

S.9    Authorize the Board to issue, allot and deal              Mgmt          No vote                        *
       with additional H Shares in the share capital
       of the Company and to make or grant offers,
       agreements and options in respect thereof,
       subject to the following terms: i) such mandate
       shall not extend beyond the Relevant Period
       save that the Board may during the Relevant
       Period make or grant offers, agreements or
       options which might require the exercise of
       such powers after the end of the Relevant Period;
       ii) the number of shares allotted or agreed
       conditionally or unconditionally to be allotted
       whether pursuant to an option or otherwise
       by the Board shall not exceed 20% of the number
       of H Shares in issue as at the date of the
       this resolution; and iii) the Board will only
       exercise its power under such mandate in accordance
       with the Company Law of the PRC and the Rules
       Governing the Listing of Securities on the
       Stock Exchange of Hong Kong Limited as amended
       from time and only if all necessary approvals
       from the China Securities Regulatory Commission
       and/or other relevant PRC government authorities
       are obtained; "H Shares" means the overseas-listed
       foreign invested shares in the share capital
       of the Company with a par value of RMB 1.00
       each, and which are held and traded in Hong
       Kong dollars; Authority expires at the conclusion
       of the next AGM of the Company following the
       passing of this resolution or expiration of
       a 12 month period following the passing of
       this resolution or the date on which the authority
       set out in this resolution is revoked or varied
       by a special resolution of the shareholders
       of the Company in a general meeting; authorize
       the Board, contingent on the Directors resolving
       to issue shares pursuant to this resolution,
       to approve, execute and do or procure to be
       executed and done, all such documents, deeds
       and things as it may consider relevant in connection
       with the issue of such new shares including,
       but not limited to, determining the time and
       place of issue, making all necessary applications
       to the relevant authorities and entering into
       an underwriting agreement or any other agreement
       , to determine the use of proceeds and to make
       all necessary filings and registrations with
       the relevant PRC, Hong Kong and other authorities,
       and to make such amendments to the Articles
       of Association as it thinks fit so as to reflect
       the increase in registered capital of the Company
       and to reflect the new share capital structure
       of the Company under the intended allotment
       and issue of the shares of the Company pursuant
       to this resolution

S.10   Authorize the Board of the Company, subject               Mgmt          No vote                        *
       to this resolution, to repurchase the issued
       H shares of the Company on the Hong Kong Stock
       Exchange, subject to and in accordance with
       all applicable laws, rules and regulations
       and/or requirements of the governmental or
       regulatory body of securities in the PRC, the
       Hong Kong Stock Exchange or of any other governmental
       or regulatory body be approved; the aggregate
       nominal value of H Shares of the Company authorized
       to be repurchased subject to the approval in
       this resolution during the Relevant Period
       shall not exceed 10% of the aggregate nominal
       value of the issued H Shares of the Company
       as at the date of the passing of this resolution;
       i) the passing of a special resolution with
       the same terms as the resolution set out in
       this paragraph except for this sub-paragraph
       (c) (i) at a class meeting for the holders
       of Domestic Shares of the Company to be held
       on 25 JUN 2010 or on such adjourned date as
       may be applicable ; and the class meeting for
       the holders of H Shares to be held on 25 JUN
       2010 or on such adjourned date as may be applicable
       for such purpose; ii) the approval of the relevant
       PRC regulatory authorities as may be required
       by laws, rules and regulations of the PRC being
       obtained by the Company if appropriate; and
       iii) the Company not being required by any
       of its creditors to repay or to provide guarantee
       in respect of any amount due to any of them
       or if the Company is so required by any of
       its creditors, the Company having, in its absolute
       discretion, repaid or provided guarantee in
       respect of such amount pursuant to the notification
       procedure set out in Articles of Association;
       subject to the approval of all relevant PRC
       regulatory authorities for the repurchase of
       such H Shares being granted, the Board be authorized
       to: i) amend the Articles of Association as
       it thinks fit so as to reduce the registered
       share capital of the Company and to reflect
       the new capital structure of the Company upon
       the repurchase of H shares of the Company as
       contemplated in this resolution; and ii) file
       the amended Articles of Association with the
       relevant governmental authorities of the PRC;
       Authority expires at the conclusion of the
       next AGM or the expiration of a 12 month period
       following the passing of this special resolution
       or the date on which the authority set out
       in this special resolution is revoked or varied
       by a special resolution of the shareholders
       of the Company in any general meeting or by
       a special resolution of holders of H shares
       or holders of domestic shares of the Company
       at their respective class meetings

--------------------------------------------------------------------------------------------------------------------------
 YIP'S CHEMICAL HOLDINGS LTD                                                                 Agenda Number:  702053199
--------------------------------------------------------------------------------------------------------------------------
    Security:  G9842Z116                                                             Meeting Type:  AGM
      Ticker:                                                                        Meeting Date:  24-Aug-2009
        ISIN:  KYG9842Z1164
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

       PLEASE NOTE THAT THE SHAREHOLDERS ARE ALLOWED             Non-Voting
       TO VOTE 'IN FAVOR' OR 'AGAINST' FOR ALL RESOLUTIONS.
       THANK YOU.

1.     Receive the consolidated audited financial statements     Mgmt          No vote                        *
       and the reports of the Directors of the Company
       [Directors] and the Independent Auditors of
       the Company [Auditors] for the YE 31 MAR 2009

2.     Declare a final dividend for the YE 31 MAR 2009           Mgmt          No vote                        *

3.     Re-appoint Messrs. Deloitte Touche Tohmatsu               Mgmt          No vote                        *
       as the Auditors and authorize the Board of
       Directors to fix their remuneration

4.a    Re-elect Mr. Ip Chi Shing, Tony as an Executive           Mgmt          No vote                        *
       Director

4.b    Re-elect Ms. Ip Fung Kuen as an Executive Director        Mgmt          No vote                        *

4.c    Re-elect Mr. Yip Tsz Hin, Stephen as an Executive         Mgmt          No vote                        *
       Director

4.d    Re-elect Mr. Ng Siu Ping, George as an Executive          Mgmt          No vote                        *
       Director

4.e    Re-elect Mr. Li Chak Man, Chuck as an Independent         Mgmt          No vote                        *
       Non-executive Director of the Company to hold
       office for a fixed term until the conclusion
       of the 2011 AGM of the Company which will be
       held no later than 30 SEP 2011

5.     Authorize the Board of Directors to fix the               Mgmt          No vote                        *
       remuneration of the Directors

6.     Authorize the Directors to allot, issue and               Mgmt          No vote                        *
       deal with unissued shares in the Company [Share]
       or securities convertible into Shares or options,
       warrants or similar rights to subscribe for
       any shares or such convertible securities and
       to make or grant offers, agreements and options
       which would or might require exercise of such
       powers either during or after the relevant
       period, not exceeding 20% of the share capital
       of the Company [the "General Allotment Mandate"]
       as set out in item 6 of the Notice of AGM dated
       22 JUL 2009, in issue as at the date of this
       resolution, in addition to any Shares which
       may issued from time to time [a] on a Rights
       Issue [as specified] or [b] upon exercise of
       any options under any options scheme or similar
       arrangement for the time being adopted for
       the grant or issue of Shares or [c] upon exercise
       of rights of subscription or conversion attaching
       to any warrants or convertible bonds issued
       by the Company or any securities which are
       convertible into Shares the issue of which
       warrants and other securities has previously
       been approved by shareholders of the Company
       or [d] any scrip dividend pursuant to the Articles
       of Association of the Company; and [Authority
       expires the earlier of the conclusion of the
       next AGM of the Company or the expiration of
       the period within which the next AGM of the
       Company is required by any applicable Law of
       the Cayman Islands or the Articles of Association
       of the Company to be held]

7.     Authorize the Directors to repurchase shares              Mgmt          No vote                        *
       subject to and in accordance with all applicable
       laws, during the relevant period, not exceeding
       10% of the shares capital of the Company [the
       "Repurchase Mandate"] as set out in item 6
       of the Notice of AGM dated 22 JUL 2009, in
       issue at the passing of this resolution; and
       [Authority expires the earlier of the conclusion
       of the next AGM of the Company or the expiration
       of the period within which the next AGM of
       the Company is required to be held by any applicable
       Law of the Cayman Islands or the Articles of
       Association of the Company]

8.     Approve that, subject to the availability of              Mgmt          No vote                        *
       unissued share capital and conditional upon
       the resolutions numbers 6 and 7 above being
       passed, the number of Shares which are repurchased
       by the Company pursuant to and in accordance
       with resolution number 7 above shall be added
       to the number of Shares that may be allotted
       or agreed conditionally or unconditionally
       to be allotted by the Directors pursuant to
       and in accordance with resolution number 6
       above

       PLEASE NOTE THAT THIS IS A REVISION DUE TO CHANGE         Non-Voting
       IN MEETING LEVEL CUT-OFF. IF YOU HAVE ALREADY
       SENT IN YOUR VOTES, PLEASE DO NOT RETURN THIS
       PROXY FORM UNLESS YOU DECIDE TO AMEND YOUR
       ORIGINAL INSTRUCTIONS. THANK YOU.

--------------------------------------------------------------------------------------------------------------------------
 ZHAOJIN MINING INDUSTRY COMPANY LTD, BEIJING                                                Agenda Number:  702193690
--------------------------------------------------------------------------------------------------------------------------
    Security:  Y988A6104                                                             Meeting Type:  EGM
      Ticker:                                                                        Meeting Date:  26-Feb-2010
        ISIN:  CNE1000004R6
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

-      PLEASE NOTE THAT THE SHAREHOLDERS ARE ALLOWED             Non-Voting
       TO VOTE IN "FAVOR" OR "AGAINST" FOR ALL RESOLUTIONS.
       THANK YOU.

S.A    Amend the Article 3.5 of the Articles of Association      Mgmt          No vote                        *
       as specified

S.B    Amend the Article 10.1 of the Articles of Association     Mgmt          No vote                        *
       as specified

S.C    Amend the Article 10.2 of the Articles of Association     Mgmt          No vote                        *
       as specified

S.D    Amend the Article 13.2 of the Articles of Association     Mgmt          No vote                        *
       as specified

S.E    Amend the Article 14.1 of the Articles of Association     Mgmt          No vote                        *
       as specified

1.A    Re-elect Mr. Lu Dongshang as an Executive Director        Mgmt          No vote                        *
       of the third session of    the Board of the
       Company with a term of 3 years commencing from
       the           conclusion of the date of the
       EGM

1.B    Re-elect Mr. Wang Peifu as an Executive Director          Mgmt          No vote                        *
       of the third session of the  Board of the Company
       with a term of 3 years commencing from the
       conclusion of the date of the EGM

1.C    Re-elect Mr. Liang Xinjun as a Non-Executive              Mgmt          No vote                        *
       Director of the third session of the Board
       of the Company with a term of 3 years commencing
       from the           conclusion of the date of
       the EGM

1.D    Re-elect Mr. Cong Jianmao as a Non-Executive              Mgmt          No vote                        *
       Director of the third session of the Board
       of the Company with a term of 3 years commencing
       from the           conclusion of the date of
       the EGM

1.E    Appoint Mr. Weng Zhanbin as a Non-Executive               Mgmt          No vote                        *
       Director of the third session of

1.F    Appoint Mr. Wu Zhongqing as a Non-Executive               Mgmt          No vote                        *
       Director of the third session of

1.G    Re-elect Mr. Chen Guoping as a Non-Executive              Mgmt          No vote                        *
       Director of the third session of the Board
       of the Company with a term of 3 years commencing
       from the           conclusion of the date of
       the EGM

1.H    Re-elect Mr. Yan Hongbo as an Independent Non-Executive   Mgmt          No vote                        *
       Director of the third session of the Board
       of the Company with a term of 3 years commencing
       from    the conclusion of the date of the EGM

1.I    Re-elect Mr. Ye Tianzhu as an Independent Non-Executive   Mgmt          No vote                        *
       Director of the third session of the Board
       of the Company with a term of 3 years commencing
       from    the conclusion of the date of the EGM

1.J    Re-elect Ms. Chen Jinrong as an Independent               Mgmt          No vote                        *
       Non-Executive Director of the     third session
       of the Board of the Company with a term of
       3 years commencing   from the conclusion of
       the date of the EGM

1.K    Re-elect Mr. Choy Sze Chung Jojo as an Independent        Mgmt          No vote                        *
       Non-Executive Director of  the third session
       of the Board of the Company with a term of
       3 years          commencing from the conclusion
       of the date of the EGM

2.A    Re-elect Mr. Wang Xiaojie as a Supervisor of              Mgmt          No vote                        *
       the third session of the         Supervisory
       Committee of the Company

2.B    Appoint Ms. Jin Ting as a Supervisor of the               Mgmt          No vote                        *
       third session of the Supervisory

3      Authorize the Board of the Company to fix the             Mgmt          No vote                        *
       remuneration of the Directors   and Supervisors
       of the third session of the Board and Supervisory
       Committee   of the Company and other matters
       related to the entering into of the service
       contracts with each of the Directors and Supervisors

--------------------------------------------------------------------------------------------------------------------------
 ZHAOJIN MINING INDUSTRY COMPANY LTD, BEIJING                                                Agenda Number:  702387160
--------------------------------------------------------------------------------------------------------------------------
    Security:  Y988A6104                                                             Meeting Type:  AGM
      Ticker:                                                                        Meeting Date:  03-Jun-2010
        ISIN:  CNE1000004R6
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

CMMT   PLEASE NOTE THAT SHAREHOLDERS ARE ALLOWED TO              Non-Voting
       VOTE 'IN FAVOR' OR 'AGAINST' FOR ALL RESOLUTION
       NUMERS. THANK YOU.

I      Approve the report of the Board of Directors              Mgmt          No vote                        *
       ("Board") of the Company for the YE 31 DEC
       2009

II     Approve the report of the Supervisory Committee           Mgmt          No vote                        *
       of the Company for the YE 31  DEC 2009

III    Approve the audited financial report of the               Mgmt          No vote                        *
       Company for the YE 31 DEC 2009

IV     Approve the proposal for the declaration and              Mgmt          No vote                        *
       payment of final dividends for   the YE 31
       DEC 2009

V      Re-appoint Ernst & Young and Shulun Pan Certified         Mgmt          No vote                        *
       Public Accountants Co, Ltd  as the International
       and PRC Auditors of the Company for the YE
       31 DEC 2010,  respectively, and authorize the
       Board to determine their respective
       remuneration

S.1    Authorize the Board of Directors of the Company           Mgmt          No vote                        *
       (the "Board") to issue, allot and deal with
       additional H Shares in the share capital of
       the Company and to  make or grant offers, agreements
       and options in respect thereof, subject to
       the following terms: (i) such mandate shall
       not extend beyond the Relevant    Period save
       that the Board may during the Relevant Period
       make or grant       offers, agreements or options
       which might require the exercise of such powers
       after the end of the Relevant Period; (ii)
       the number of H shares allotted or agreed conditionally
       or unconditionally to be allotted (whether
       pursuant to   an option or otherwise) by the
       Board shall not exceed 20% of the existing
       issued H Shares as at the date of passing
       this resolution, being 87,434,600 H Shares;
       and (iii) the Board will only exercise its
       power under CONTD.

CONT   CONTD. such mandate in accordance with the Company        Non-Voting
       Law of the PRC and the     Rules Governing
       the Listing of Securities on The Stock Exchange
       of Hong Kong  Limited (as amended from time
       to time) and only if all necessary approvals
       from the China Securities Regulatory Commission
       and/or other relevant PRC     government authorities
       are obtained;  Authority expires the earlier
       of the    conclusion of the next AGM of the
       Company or the expiration of a 12-month
       period following the passing of this resolution
       ; authorize the Board,        contingent on
       the Board's resolving to issue shares pursuant
       to sub-Paragraph above of this resolution to
       approve, execute and do or procure to be executed
       and done, all such documents, deeds and things
       as it may consider relevant in connection with
       the issue of such new shares including, but
       not limited to,   CONTD.

CONT   CONTD. determining the time and place of issue,           Non-Voting
       making all necessary          applications
       to the relevant authorities and entering into
       an underwriting    agreement (or any other
       agreement), to determine the use of proceeds
       and to   make all necessary filings and registrations
       with the relevant PRC, Hong Kong and other
       authorities, and to make such amendments to
       the Articles of         Association as it thinks
       fit so as to reflect the increase in registered
       capital of the Company and to reflect
       the new share capital structure of the  Company
       under the intended allotment and issue of the
       shares of the Company   pursuant to the above
       Paragraph of this resolution

S.2    Authorize the Board to repurchase the H Shares            Mgmt          No vote                        *
       in issue of the Company on the Hong Kong Stock
       Exchange during the Relevant Period (as specified
       in above    Paragraph), subject to and in accordance
       with all applicable laws, rules and  regulations
       and/or requirements of the PRC, the Hong Kong
       Stock Exchange or   any other governmental
       or regulatory bodies; (b) the aggregate nominal
       value  of H Shares of the Company authorized
       to be repurchased subject to the        approval
       in Paragraph (a) above during the Relevant
       Period shall not exceed   10% of the aggregate
       nominal value of the H Shares in issue of the
       Company as at the date of the passing of this
       resolution. (c) the approval in Paragraph
       (a) above shall be conditional upon: (i) the
       passing of a special resolution  at the AGM
       of the Company to be held on 03 JUN 2010 with
       CONTD.

CONT   CONTD. the same terms (except for this sub-Paragraph      Non-Voting
       (c)(i)) as the           resolutions passed
       at a H Shares Class Meeting and at a Domestic
       Shares Class Meeting to be convened separately
       for such purpose; (ii) the approval of the
       relevant PRC regulatory authorities as may
       be required by laws, rules and     regulations
       of the PRC being obtained by the Company; and
       (iii) the Company   not being required by any
       of its creditors to repay or to provide guarantee
       in respect of any amount due to any of them
       (or if the Company is so required by any of
       its creditors, the Company having, in its absolute
       discretion,      repaid or provided guarantee
       in respect of such amount) pursuant to the
       notification procedure set out in Article
       4.2 of the Articles of Association  of the
       Company. approval of all relevant PRC regulatory
       authorities for the   repurchase CONTD.

CONT   CONTD. of such H Shares being granted, to: (i)            Non-Voting
       make such amendments to the    Articles of
       Association of the Company accordingly as it
       thinks fit so as to  reduce the registered
       share capital of the Company and to reflect
       the new     capital structure of the Company
       upon the repurchase of H Shares of the
       Company as contemplated in Paragraph (a)
       above; and (ii) file the amended     Articles
       of Association of the Company with the relevant
       governmental         authorities of the PRC

--------------------------------------------------------------------------------------------------------------------------
 ZHAOJIN MINING INDUSTRY COMPANY LTD, BEIJING                                                Agenda Number:  702430048
--------------------------------------------------------------------------------------------------------------------------
    Security:  Y988A6104                                                             Meeting Type:  CLS
      Ticker:                                                                        Meeting Date:  03-Jun-2010
        ISIN:  CNE1000004R6
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

       PLEASE NOTE THAT THE SHAREHOLDERS ARE ALLOWED             Non-Voting
       TO VOTE 'IN FAVOR' OR 'AGAINST' FOR ALL RESOLUTIONS.
       THANKS YOU.

       PLEASE NOTE THAT THE COMPANY NOTICE IS AVAILABLE          Non-Voting
       BY CLICKING ON THE URL LINK: http://www.hkexnews.hk/listedco/listconews/sehk/20100416/LTN20100416759.pdf

S.1    Authorize the Board of the Company to allot,              Mgmt          No vote                        *
       issue or deal with the H Shares of up to a
       maximum of 20% of the aggregate nominal value
       of the existing issued H Shares of the Company
       as at the date of passing this resolution

S.2    Authorize the Board of the Company to repurchase          Mgmt          No vote                        *
       H Shares of up to a maximum of 10% of the aggregate
       nominal value of the issued H Shares share
       capital of the Company as at the date of passing
       this resolution

--------------------------------------------------------------------------------------------------------------------------
 ZHEJIANG EXPRESSWAY CO LTD                                                                  Agenda Number:  702072240
--------------------------------------------------------------------------------------------------------------------------
    Security:  Y9891F102                                                             Meeting Type:  EGM
      Ticker:                                                                        Meeting Date:  29-Sep-2009
        ISIN:  CNE1000004S4
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

       PLEASE NOTE THAT THE SHAREHOLDERS ARE ALLOWED             Non-Voting
       TO VOTE 'IN FAVOR' OR 'AGAINST' ONLY FOR BELOW
       RESOLUTION. THANK YOU.

1.     Approve and declare, an interim dividend of               Mgmt          No vote                        *
       RMB 6 cents per share in respect of the 6 months
       ended 30 JUN 2009

       PLEASE NOTE THAT THIS IS A REVISION DUE TO CHANGE         Non-Voting
       IN SUB-LEVEL CUTOFF. IF YOU HAVE ALREADY SENT
       IN YOUR VOTES, PLEASE DO NOT RETURN THIS PROXY
       FORM UNLESS YOU DECIDE TO AMEND YOUR ORIGINAL
       INSTRUCTIONS. THANK YOU.

--------------------------------------------------------------------------------------------------------------------------
 ZHEJIANG EXPWY CO LTD                                                                       Agenda Number:  702307326
--------------------------------------------------------------------------------------------------------------------------
    Security:  Y9891F102                                                             Meeting Type:  AGM
      Ticker:                                                                        Meeting Date:  10-May-2010
        ISIN:  CNE1000004S4
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

-      PLEASE NOTE THAT SHAREHOLDERS ARE ALLOWED TO              Non-Voting
       VOTE ''IN FAVOR" OR "AGAINST"    FOR ALL RESOLUTIONS.
       THANK YOU.

1      Approve the report of the Directors for the               Mgmt          No vote                        *
       year 2009

2      Approve the report of the Supervisory Committee           Mgmt          No vote                        *
       for the year 2009

3      Approve the audited financial statements for              Mgmt          No vote                        *
       the year 2009

4      Approve the final dividend of RMB 25 cents per            Mgmt          No vote                        *
       share in respect of the YE 31  DEC 2009

5      Approve the final accounts for the year 2009              Mgmt          No vote                        *
       and the financial budget for the year 2010

6      Approve the re-appointment of Deloitte Touche             Mgmt          No vote                        *
       Tohmatsu Certified Public       Accountants
       Hong Kong as the Hong Kong Auditors of the
       Company, and authorize the Board of Directors
       of the Company to fix their remuneration

7      Approve the re-appointment of Pan China Certified         Mgmt          No vote                        *
       Public Accountants as the   PRC Auditors of
       the Company, and authorize the Board of Directors
       of the      Company to fix their remuneration.

--------------------------------------------------------------------------------------------------------------------------
 THE LINK REAL ESTATE INVESTMENT TRUST                                                       Agenda Number:  702532311
--------------------------------------------------------------------------------------------------------------------------
    Security:  Y5281M111                                                             Meeting Type:  AGM
      Ticker:                                                                        Meeting Date:  28-Jul-2010
        ISIN:  HK0823032773
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

CMMT   PLEASE NOTE IN THE HONG KONG MARKET THAT A VOTE           Non-Voting
       OF "ABSTAIN" WILL BE TREATED  THE SAME AS A
       "TAKE NO ACTION" VOTE.

CMMT   PLEASE NOTE THAT THE COMPANY NOTICE IS AVAILABLE          Non-Voting
       BY CLICKING ON THE URL LINK: http://www.hkexnews.hk/listedco/listconews/sehk/20100625/LTN20100625085.pdf

1      To note the audited financial statements of               Non-Voting
       The Link Real Estate Investment   Trust  'The
       Link REIT'  together with the Auditors' report
       for the FYE 31 MAR 2010

2      To note the appointment of Auditors of The Link           Non-Voting
       REIT and the fixing of their  remuneration

3.A    Re-appoint Mr. William CHAN Chak Cheung as a              Mgmt          No vote                        *
       Director of the Link Management  Limited, as
       Manager of the Link Reit

3.B    Re-appoint Mr. David Charles WATT as a Director           Mgmt          No vote                        *
       of the Link Management        Limited, as Manager
       of the Link Reit

3.C    Re-appoint Mr. Andy CHEUNG Lee Ming as a Director         Mgmt          No vote                        *
       of the Link Management      Limited, as Manager
       of the Link Reit

4.A    Re-elect Mr. Nicholas Robert SALLNOW-SMITH as             Mgmt          No vote                        *
       a Director of the Manager

4.B    Re-elect Mr. Ian Keith GRIFFITHS as a Director            Mgmt          No vote                        *
       of the Manager

4.C    Re-elect Professor. Richard WONG Yue Chim as              Mgmt          No vote                        *
       a Director of the Manager

5      Authorize the Manager to repurchase units of              Mgmt          No vote                        *
       the Link Reit

* Management position unknown

SIGNATURES

Pursuant to the requirements of the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Investment Managers Series Trust

By:	/s/ RITA DAM
Title:	Treasurer
Date:	August 30, 2010